First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 30.6%
	Collateralized Mortgage Obligations — 0.2%
	Federal Home Loan Mortgage Corporation
$271,314	Series 2017-4656, Class EZ	4.00%	02/15/47	$273,992
	Federal National Mortgage Association
1,979,671	Series 2012-20, Class ZT	3.50%	03/25/42	1,900,756
2,196,427	Series 2012-84, Class VZ	3.50%	08/25/42	2,144,640
275,975	Series 2018-38, Class PA	3.50%	06/25/47	277,403
722,559	Series 2018-43, Class CT	3.00%	06/25/48	699,961
226,573	Series 2018-86, Class JA	4.00%	05/25/47	228,038
90,104	Series 2018-94, Class KD	3.50%	12/25/48	87,278
107,597	Series 2019-1, Class KP	3.25%	02/25/49	103,843
88,584	Series 2019-20, Class BA	3.50%	02/25/48	88,756
53,385	Series 2019-52, Class PA	3.00%	09/25/49	51,051
	Government National Mortgage Association
196,169	Series 2018-115, Class DE	3.50%	08/20/48	195,802
224,040	Series 2018-124, Class NW	3.50%	09/20/48	224,509
418,793	Series 2019-12, Class QA	3.50%	09/20/48	415,448
32,679	Series 2019-71, Class PT	3.00%	06/20/49	31,598
456,555	Series 2019-119, Class JE	3.00%	09/20/49	438,549
				7,161,624

	Pass-through Securities — 30.4%
	Federal Home Loan Mortgage Corporation
63,888	Pool C91981	3.00%	02/01/38	62,787
57,214	Pool G07961	3.50%	03/01/45	57,190
53,954	Pool G08692	3.00%	02/01/46	52,355
1,582,258	Pool G08715	3.00%	08/01/46	1,535,028
31,353	Pool G08721	3.00%	09/01/46	30,404
360,329	Pool G08726	3.00%	10/01/46	350,166
865,970	Pool G08732	3.00%	11/01/46	838,147
116,025	Pool G08738	3.50%	12/01/46	115,564
226,356	Pool G08741	3.00%	01/01/47	219,317
158,420	Pool G08747	3.00%	02/01/47	153,459
112,045	Pool G08748	3.50%	02/01/47	111,789
515,788	Pool G08750	3.00%	03/01/47	499,530
122,130	Pool G08766	3.50%	06/01/47	121,587
324,772	Pool G08788	3.50%	11/01/47	323,278
1,079,169	Pool G08792	3.50%	12/01/47	1,075,242
147,882	Pool G08800	3.50%	02/01/48	146,950
221,753	Pool G08816	3.50%	06/01/48	220,195
66,969	Pool G08833	5.00%	07/01/48	70,084
13,291	Pool G08838	5.00%	09/01/48	13,899
217,360	Pool G08843	4.50%	10/01/48	222,830
50,378	Pool G08844	5.00%	10/01/48	52,682
143,655	Pool G08849	5.00%	11/01/48	150,130
495,702	Pool G16085	2.50%	02/01/32	488,272
292,717	Pool G16350	2.50%	10/01/32	288,326
357,321	Pool G16396	3.50%	02/01/33	362,546
1,033,202	Pool G16524	3.50%	05/01/33	1,048,480
114,797	Pool G18670	3.00%	12/01/32	114,384
33,587	Pool G18691	3.00%	06/01/33	33,466
94,915	Pool G18713	3.50%	11/01/33	95,899
1,393,754	Pool G60038	3.50%	01/01/44	1,393,382
378,707	Pool G60080	3.50%	06/01/45	378,606

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$775,979	Pool G60344	4.00%	12/01/45	$798,343
245,649	Pool G60440	3.50%	03/01/46	245,584
759,792	Pool G60582	3.50%	05/01/46	757,829
725,938	Pool G60658	3.50%	07/01/46	734,398
329,124	Pool G61556	3.50%	08/01/48	327,618
2,248,366	Pool G61748	3.50%	11/01/48	2,238,019
745,645	Pool G67700	3.50%	08/01/46	749,141
1,691,204	Pool G67703	3.50%	04/01/47	1,690,752
6,195,572	Pool G67706	3.50%	12/01/47	6,193,919
1,532,721	Pool G67707	3.50%	01/01/48	1,539,375
8,165,824	Pool G67708	3.50%	03/01/48	8,128,297
1,555,474	Pool G67709	3.50%	03/01/48	1,548,313
1,215,547	Pool G67710	3.50%	03/01/48	1,209,954
1,791,093	Pool G67714	4.00%	07/01/48	1,825,994
2,445,693	Pool G67717	4.00%	11/01/48	2,493,337
3,804,980	Pool G67718	4.00%	01/01/49	3,864,040
127,845	Pool Q44452	3.00%	11/01/46	123,764
234,393	Pool Q50135	3.50%	08/01/47	233,316
9,115,424	Pool QA7837	3.50%	03/01/50	9,037,838
15,607,749	Pool QE0312	2.00%	04/01/52	13,873,358
22,657,279	Pool QE0521	2.50%	04/01/52	20,891,769
15,379,286	Pool RA3078	3.00%	07/01/50	14,767,399
429,152	Pool RE6029	3.00%	02/01/50	407,183
14,636,660	Pool SD0231	3.00%	01/01/50	14,068,833
4,048,431	Pool SD7511	3.50%	01/01/50	4,006,463
12,592,436	Pool SD7513	3.50%	04/01/50	12,485,321
7,290,749	Pool SD7518	3.00%	06/01/50	7,011,281
286,374	Pool U90772	3.50%	01/01/43	286,216
347,919	Pool U99114	3.50%	02/01/44	347,729
706,863	Pool ZA4692	3.50%	06/01/46	704,422
337,791	Pool ZM0063	4.00%	08/01/45	346,408
15,740,310	Pool ZM1779	3.00%	09/01/46	15,304,928
3,405,171	Pool ZS4667	3.00%	06/01/46	3,303,654
5,564,954	Pool ZS4688	3.00%	11/01/46	5,381,743
9,235,088	Pool ZS4735	3.50%	09/01/47	9,179,130
347,847	Pool ZS8602	3.00%	03/01/31	348,039
653,085	Pool ZS9844	3.50%	07/01/46	650,662
1,848,522	Pool ZT0277	3.50%	10/01/46	1,842,055
829,289	Pool ZT0531	3.50%	04/01/47	828,393
793,527	Pool ZT0536	3.50%	03/01/48	789,236
2,524,851	Pool ZT0537	3.50%	03/01/48	2,511,173
443,573	Pool ZT0542	4.00%	07/01/48	451,847
99,383	Pool ZT1403	3.50%	11/01/33	100,750
1,257,490	Pool ZT1703	4.00%	01/01/49	1,275,963
	Federal National Mortgage Association
2,837,124	Pool AL8825	3.50%	06/01/46	2,827,694
108,302	Pool AM5673	3.65%	04/01/23	108,790
114,640	Pool AN2786	2.76%	09/01/36	103,686
1,118,952	Pool AS0225	4.00%	08/01/43	1,147,453
1,437,747	Pool AS3134	3.50%	08/01/44	1,436,199
343,023	Pool AS6620	3.50%	02/01/46	341,879

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$109,499	Pool AS9334	3.00%	03/01/32	$109,290
84,114	Pool AS9749	4.00%	06/01/47	85,622
84,050	Pool BD7081	4.00%	03/01/47	85,791
6,514,675	Pool BE3774	4.00%	07/01/47	6,649,194
847,830	Pool BJ2692	3.50%	04/01/48	843,279
1,064,736	Pool BM1903	3.50%	08/01/47	1,063,591
278,475	Pool BM2000	3.50%	05/01/47	278,269
755,068	Pool BM3260	3.50%	01/01/48	750,030
442,443	Pool BM4299	3.00%	03/01/30	442,168
404,690	Pool BM4304	3.00%	02/01/30	403,810
883,621	Pool BM4472	3.50%	07/01/48	878,866
1,845,238	Pool BM5585	3.00%	11/01/48	1,780,841
14,758,751	Pool BN7755	3.00%	09/01/49	14,174,523
29,819,732	Pool BQ6913	2.00%	12/01/51	26,662,300
49,609,204	Pool BQ7006	2.00%	01/01/52	44,356,736
1,055,784	Pool CA0854	3.50%	12/01/47	1,050,095
505,943	Pool CA0907	3.50%	12/01/47	503,216
417,663	Pool CA0996	3.50%	01/01/48	415,411
3,120,684	Pool CA1182	3.50%	02/01/48	3,103,859
535,351	Pool CA1187	3.50%	02/01/48	533,361
382,895	Pool CA1710	4.50%	05/01/48	392,087
239,666	Pool CA1711	4.50%	05/01/48	245,346
146,795	Pool CA2208	4.50%	08/01/48	150,256
512,955	Pool CA2327	4.00%	09/01/48	523,598
3,410,133	Pool CA3633	3.50%	06/01/49	3,381,516
13,678,439	Pool CA4534	3.00%	11/01/49	13,139,434
4,548,929	Pool FM2870	3.00%	03/01/50	4,388,644
7,739,845	Pool FM5397	3.00%	12/01/50	7,448,090
255,818	Pool MA1146	4.00%	08/01/42	260,999
452,591	Pool MA1373	3.50%	03/01/43	451,978
467,506	Pool MA2077	3.50%	11/01/34	473,894
123,174	Pool MA2145	4.00%	01/01/45	126,305
511,347	Pool MA2670	3.00%	07/01/46	494,765
488,259	Pool MA2806	3.00%	11/01/46	472,999
13,874	Pool MA2896	3.50%	02/01/47	13,804
451,156	Pool MA3057	3.50%	07/01/47	449,247
206,199	Pool MA3088	4.00%	08/01/47	209,648
467,333	Pool MA3210	3.50%	12/01/47	463,820
5,249,357	Pool MA3238	3.50%	01/01/48	5,211,213
455,274	Pool MA3239	4.00%	01/01/48	464,209
220,022	Pool MA3276	3.50%	02/01/48	218,495
634,598	Pool MA3332	3.50%	04/01/48	631,580
175,574	Pool MA3336	3.50%	04/01/38	175,925
122,133	Pool MA3410	3.50%	07/01/33	123,843
167,248	Pool MA3537	4.50%	12/01/48	171,027
639,167	Pool MA3846	3.00%	11/01/49	613,008
9,996,877	Pool MA4093	2.00%	08/01/40	9,036,983
6,900,398	Pool MA4128	2.00%	09/01/40	6,237,742
7,641,790	Pool MA4152	2.00%	10/01/40	6,907,215
4,119,290	Pool MA4176	2.00%	11/01/40	3,723,153
14,580,303	Pool MA4364	2.00%	06/01/41	13,211,773

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$46,525,000	Pool TBA (a)	4.00%	06/15/47	$46,557,713
214,900,000	Pool TBA (a)	2.00%	06/15/52	190,639,804
362,525,000	Pool TBA (a)	2.50%	06/15/52	333,607,969
157,575,000	Pool TBA (a)	3.00%	06/15/52	150,237,914
48,750,000	Pool TBA (a)	3.50%	06/15/52	47,801,660
52,500,000	Pool TBA (a)	2.00%	07/15/52	46,511,718
	Government National Mortgage Association
200,614	Pool MA1157	3.50%	07/20/43	203,108
595,942	Pool MA2825	3.00%	05/20/45	580,526
203,244	Pool MA3521	3.50%	03/20/46	204,751
8,579,687	Pool MA3662	3.00%	05/20/46	8,378,925
776,506	Pool MA3663	3.50%	05/20/46	780,615
522,915	Pool MA3735	3.00%	06/20/46	510,565
10,690,572	Pool MA3937	3.50%	09/20/46	10,747,681
147,777	Pool MA4069	3.50%	11/20/46	147,444
84,719	Pool MA4195	3.00%	01/20/47	82,719
100,924	Pool MA4196	3.50%	01/20/47	101,577
505,924	Pool MA4261	3.00%	02/20/47	493,997
130,485	Pool MA4262	3.50%	02/20/47	131,181
3,336,867	Pool MA4322	4.00%	03/20/47	3,412,985
3,488,665	Pool MA4382	3.50%	04/20/47	3,507,265
42,425	Pool MA4453	4.50%	05/20/47	44,370
44,185	Pool MA4586	3.50%	07/20/47	44,325
293,818	Pool MA4588	4.50%	07/20/47	306,965
769,519	Pool MA4651	3.00%	08/20/47	750,319
1,118,377	Pool MA4652	3.50%	08/20/47	1,121,428
388,856	Pool MA4719	3.50%	09/20/47	391,417
49,714	Pool MA4722	5.00%	09/20/47	52,023
38,215	Pool MA4777	3.00%	10/20/47	37,232
970,041	Pool MA4778	3.50%	10/20/47	971,844
919,962	Pool MA4836	3.00%	11/20/47	895,643
959,561	Pool MA4837	3.50%	11/20/47	960,929
324,354	Pool MA4838	4.00%	11/20/47	332,305
53,456	Pool MA4901	4.00%	12/20/47	54,766
245,039	Pool MA4961	3.00%	01/20/48	238,476
334,906	Pool MA4962	3.50%	01/20/48	334,945
482,942	Pool MA4963	4.00%	01/20/48	493,290
246,611	Pool MA5078	4.00%	03/20/48	251,774
669,367	Pool MA5136	3.50%	04/20/48	665,476
523,179	Pool MA5399	4.50%	08/20/48	536,595
203,446	Pool MA5466	4.00%	09/20/48	207,365
54,709	Pool MA5467	4.50%	09/20/48	56,112
149,957	Pool MA5597	5.00%	11/20/48	155,670
167,720	Pool MA5976	3.50%	06/20/49	164,253
43,700	Pool MA6030	3.50%	07/20/49	42,733
225,015	Pool MA6080	3.00%	08/20/49	216,565

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$64,950,000	Pool TBA (a)	2.50%	06/15/51	$60,918,533
				1,290,363,779
	Total U.S. Government Agency Mortgage-Backed Securities			1,297,525,403
	(Cost $1,308,920,253)

U.S. GOVERNMENT BONDS AND NOTES — 28.4%

8,709,000	U.S. Treasury Bond	2.25%	05/15/41	7,425,953
249,579,000	U.S. Treasury Bond	2.00%	11/15/41	203,211,901
90,055,000	U.S. Treasury Bond	2.38%	02/15/42	78,150,855
67,810,000	U.S. Treasury Bond	2.88%	05/15/52	65,436,650
9,843,457	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/52	8,441,090
37,795,000	U.S. Treasury Note	2.50%	04/30/24	37,792,048
41,105,000	U.S. Treasury Note	2.50%	05/31/24	41,072,887
282,536,000	U.S. Treasury Note	2.75%	05/15/25	282,845,024
49,200,000	U.S. Treasury Note	1.88%	02/28/27	47,150,320
61,455,000	U.S. Treasury Note	2.50%	03/31/27	60,578,786
166,930,000	U.S. Treasury Note	2.75%	04/30/27	166,388,781
189,470,000	U.S. Treasury Note	2.63%	05/31/27	187,856,546
16,815,000	U.S. Treasury Note	2.88%	05/15/32	16,862,292
	Total U.S. Government Bonds and Notes			1,203,213,133
	(Cost $1,235,478,324)

CORPORATE BONDS AND NOTES — 22.2%
	Aerospace/Defense — 0.3%
3,208,000	BAE Systems Holdings, Inc. (c)	3.85%	12/15/25	3,179,773
8,500,000	Boeing (The) Co.	1.43%	02/04/24	8,192,043
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,627,908
				12,999,724

	Agriculture — 0.5%
5,715,000	BAT Capital Corp.	3.56%	08/15/27	5,392,686
4,530,000	BAT Capital Corp.	4.39%	08/15/37	3,884,678
1,855,000	BAT Capital Corp.	4.54%	08/15/47	1,467,431
2,500,000	BAT Capital Corp.	5.65%	03/16/52	2,281,154
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	4,196,155
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	3,424,730
				20,646,834

	Airlines — 0.4%
900,438	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	851,718
107,368	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	101,824
3,690,625	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,482,517
4,551,545	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	4,095,418
8,116,601	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	7,754,634

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Airlines (Continued)
$374,230	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	$377,070
				16,663,181

	Auto Manufacturers — 0.0%
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (d)	2.37%	08/03/22	149,712

	Banks — 6.7%
4,565,000	Bank of America Corp. (e)	3.00%	12/20/23	4,565,080
13,965,000	Bank of America Corp. (e)	3.37%	01/23/26	13,768,025
325,000	Bank of America Corp. (e)	1.73%	07/22/27	296,429
4,765,000	Bank of America Corp. (e)	2.69%	04/22/32	4,172,274
4,595,000	Bank of America Corp. (e)	2.97%	02/04/33	4,079,937
18,465,000	Bank of America Corp., Series N (e)	1.66%	03/11/27	16,930,118
1,500,000	Bank of America Corp., Medium-Term Note (e)	1.32%	06/19/26	1,388,507
2,345,000	Bank of America Corp., Medium-Term Note (e)	3.97%	03/05/29	2,298,990
11,320,000	Bank of America Corp., Medium-Term Note (e)	2.09%	06/14/29	9,989,942
210,000	Bank of America Corp., Medium-Term Note (e)	4.27%	07/23/29	208,817
2,839,000	Bank of America Corp., Medium-Term Note (e)	3.97%	02/07/30	2,770,355
2,415,000	Bank of America Corp., Medium-Term Note (e)	1.92%	10/24/31	1,999,251
2,180,000	Citigroup, Inc. (e)	3.35%	04/24/25	2,165,280
2,425,000	Citigroup, Inc. (e)	3.07%	02/24/28	2,310,386
2,375,000	Citigroup, Inc. (e)	3.52%	10/27/28	2,288,166
2,000,000	Citigroup, Inc. (e)	2.67%	01/29/31	1,763,343
1,670,000	Citigroup, Inc. (e)	4.41%	03/31/31	1,653,830
6,040,000	Citigroup, Inc. (e)	2.57%	06/03/31	5,257,773
720,000	Citigroup, Inc. (e)	2.56%	05/01/32	616,756
13,825,000	Citigroup, Inc. (e)	3.06%	01/25/33	12,251,587
2,700,000	Citigroup, Inc. (e)	3.79%	03/17/33	2,543,634
2,705,000	Citigroup, Inc. (e)	4.91%	05/24/33	2,785,425
2,720,000	Fifth Third Bancorp	2.55%	05/05/27	2,545,814
5,140,000	Goldman Sachs Group (The), Inc.	3.20%	02/23/23	5,163,938
750,000	Goldman Sachs Group (The), Inc. (e)	2.91%	07/24/23	750,106
10,000,000	Goldman Sachs Group (The), Inc.	1.22%	12/06/23	9,776,623
2,995,000	Goldman Sachs Group (The), Inc. (e)	0.93%	10/21/24	2,894,307
1,950,000	Goldman Sachs Group (The), Inc. (e)	3.27%	09/29/25	1,931,731
13,860,000	Goldman Sachs Group (The), Inc. (e)	1.43%	03/09/27	12,557,614
9,105,000	Goldman Sachs Group (The), Inc. (e)	1.54%	09/10/27	8,184,923
1,345,000	Goldman Sachs Group (The), Inc. (e)	1.99%	01/27/32	1,107,599
7,710,000	Goldman Sachs Group (The), Inc. (e)	2.38%	07/21/32	6,492,175
6,060,000	Goldman Sachs Group (The), Inc. (e)	2.65%	10/21/32	5,205,784
13,465,000	JPMorgan Chase & Co. (e)	0.97%	06/23/25	12,748,882
3,610,000	JPMorgan Chase & Co. (e)	2.30%	10/15/25	3,493,972
8,015,000	JPMorgan Chase & Co. (e)	1.56%	12/10/25	7,609,283
1,895,000	JPMorgan Chase & Co. (e)	2.01%	03/13/26	1,803,719
4,875,000	JPMorgan Chase & Co. (e)	2.08%	04/22/26	4,638,829
7,940,000	JPMorgan Chase & Co. (e)	1.58%	04/22/27	7,279,949
3,150,000	JPMorgan Chase & Co. (e)	2.95%	02/24/28	2,996,548
8,025,000	JPMorgan Chase & Co. (e)	2.58%	04/22/32	6,999,303
4,790,000	JPMorgan Chase & Co. (e)	2.55%	11/08/32	4,138,502
495,000	Morgan Stanley (e)	0.99%	12/10/26	446,113
7,135,000	Morgan Stanley (e)	1.59%	05/04/27	6,502,503
2,785,000	Morgan Stanley (e)	5.30%	04/20/37	2,820,456

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$2,125,000	Morgan Stanley, Global Medium-Term Note (e)	2.24%	07/21/32	$1,801,402
15,355,000	Morgan Stanley, Medium-Term Note (e)	1.16%	10/21/25	14,470,318
8,125,000	Morgan Stanley, Medium-Term Note (e)	1.93%	04/28/32	6,707,758
1,035,000	Morgan Stanley, Medium-Term Note (e)	2.51%	10/20/32	891,220
5,385,000	Wells Fargo & Co. (e)	2.19%	04/30/26	5,126,476
13,780,000	Wells Fargo & Co., Medium-Term Note (e)	3.53%	03/24/28	13,410,999
7,849,000	Wells Fargo & Co., Medium-Term Note (e)	2.39%	06/02/28	7,219,775
5,790,000	Wells Fargo & Co., Medium-Term Note (e)	2.88%	10/30/30	5,287,284
15,370,000	Wells Fargo & Co., Medium-Term Note (e)	3.35%	03/02/33	14,204,325
				283,312,135

	Beverages — 0.2%
2,700,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	2,725,415
1,200,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,147,113
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	186,792
4,145,000	Constellation Brands, Inc.	4.75%	05/09/32	4,208,521
				8,267,841

	Biotechnology — 0.2%
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,339,515
2,425,000	Amgen, Inc.	4.40%	02/22/62	2,220,727
5,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	4,566,831
				8,127,073

	Chemicals — 0.2%
4,758,000	International Flavors & Fragrances, Inc. (c)	2.30%	11/01/30	4,047,707
3,114,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	3,084,775
				7,132,482

	Commercial Services — 0.1%
2,500,000	RELX Capital, Inc.	3.00%	05/22/30	2,272,062

	Diversified Financial Services — 0.6%
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,836,706
940,000	Air Lease Corp.	3.38%	07/01/25	913,058
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	341,882
1,970,000	American Express Co.	2.55%	03/04/27	1,869,087
7,930,000	Capital One Financial Corp. (e)	1.34%	12/06/24	7,657,656
4,220,000	Charles Schwab (The) Corp.	2.90%	03/03/32	3,838,173
3,755,000	Discover Financial Services	3.95%	11/06/24	3,755,573
5,450,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	5,593,000
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	456,639
				26,261,774

	Electric — 1.3%
1,000,000	Aep Transmission Co. LLC	3.75%	12/01/47	881,586
4,128,000	Alliant Energy Finance LLC (c)	3.75%	06/15/23	4,132,846
2,655,000	Alliant Energy Finance LLC (c)	1.40%	03/15/26	2,374,489
200,000	Ameren Illinois Co.	3.70%	12/01/47	176,811
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,496,023
750,000	Cleco Power LLC	6.00%	12/01/40	824,469
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	469,144
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,684,638
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	137,687
7,030,000	Duke Energy Corp.	2.55%	06/15/31	6,035,255

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$750,000	Entergy Texas, Inc.	3.45%	12/01/27	$731,045
9,101,000	FirstEnergy Transmission LLC (c)	2.87%	09/15/28	8,058,928
1,250,000	Interstate Power and Light Co.	3.25%	12/01/24	1,252,259
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,356,149
3,000,000	ITC Holdings Corp. (c)	2.95%	05/14/30	2,705,597
1,750,000	Jersey Central Power & Light Co. (c)	4.30%	01/15/26	1,756,165
830,000	Metropolitan Edison Co. (c)	4.00%	04/15/25	823,194
2,253,000	Metropolitan Edison Co. (c)	4.30%	01/15/29	2,254,952
10,000,000	Niagara Mohawk Power Corp. (c)	3.03%	06/27/50	7,223,842
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	817,422
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	3,577,762
700,000	Trans-Allegheny Interstate Line Co. (c)	3.85%	06/01/25	698,246
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,432,138
				53,900,647

	Entertainment — 0.4%
9,840,000	Magallanes, Inc. (c)	5.05%	03/15/42	8,901,245
11,190,000	Magallanes, Inc. (c)	5.14%	03/15/52	10,048,077
				18,949,322

	Food — 0.3%
1,713,000	Chobani LLC / Chobani Finance Corp., Inc. (c)	4.63%	11/15/28	1,574,881
721,000	Kraft Heinz Foods Co.	5.00%	07/15/35	727,789
5,885,000	Kraft Heinz Foods Co.	5.20%	07/15/45	5,739,451
2,755,000	Kraft Heinz Foods Co.	4.88%	10/01/49	2,589,125
3,150,000	Post Holdings, Inc. (c)	4.50%	09/15/31	2,768,062
				13,399,308

	Forest Products & Paper — 0.0%
2,200,000	Georgia-Pacific LLC (c)	2.30%	04/30/30	1,960,117

	Gas — 0.1%
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	393,132
3,856,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	4,187,271
200,000	Spire, Inc.	3.54%	02/27/24	198,302
				4,778,705

	Healthcare-Products — 0.2%
525,000	Alcon Finance Corp. (c)	2.75%	09/23/26	497,562
1,500,000	Alcon Finance Corp. (c)	2.60%	05/27/30	1,307,381
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	2,629,497
5,000,000	PerkinElmer, Inc.	2.55%	03/15/31	4,281,114
				8,715,554

	Healthcare-Services — 1.5%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,749,881
9,311,000	Centene Corp.	2.45%	07/15/28	8,373,615
2,982,000	Centene Corp.	3.00%	10/15/30	2,662,807
2,135,000	CommonSpirit Health	2.76%	10/01/24	2,097,205
1,985,000	CommonSpirit Health	3.35%	10/01/29	1,843,460
475,000	CommonSpirit Health	2.78%	10/01/30	419,188
7,164,000	HCA, Inc.	5.25%	06/15/26	7,433,348
3,250,000	HCA, Inc. (c)	3.13%	03/15/27	3,104,028
8,233,000	HCA, Inc.	4.13%	06/15/29	7,991,228
3,250,000	HCA, Inc. (c)	3.63%	03/15/32	2,962,375

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$4,330,000	HCA, Inc. (c)	4.63%	03/15/52	$3,827,539
500,000	Humana, Inc.	3.15%	12/01/22	502,177
360,000	Humana, Inc.	2.90%	12/15/22	360,913
5,410,000	Humana, Inc.	2.15%	02/03/32	4,509,745
5,000,000	Molina Healthcare, Inc. (c)	4.38%	06/15/28	4,829,875
2,500,000	Molina Healthcare, Inc. (c)	3.88%	05/15/32	2,280,862
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	186,502
2,170,000	UnitedHealth Group, Inc.	4.20%	05/15/32	2,226,917
2,075,000	UnitedHealth Group, Inc.	3.05%	05/15/41	1,741,120
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	161,473
905,000	UnitedHealth Group, Inc.	3.25%	05/15/51	755,775
2,630,000	Universal Health Services, Inc. (c)	1.65%	09/01/26	2,355,355
				62,375,388

	Insurance — 1.2%
2,465,000	Aon Corp. / Aon Global Holdings PLC	3.90%	02/28/52	2,108,257
5,090,000	Athene Global Funding, SOFR + 0.70% (c) (d)	1.48%	05/24/24	4,943,299
2,145,000	Athene Global Funding (c)	3.21%	03/08/27	2,012,405
5,585,000	Athene Global Funding (c)	1.99%	08/19/28	4,734,669
2,605,000	Athene Global Funding (c)	2.72%	01/07/29	2,290,287
5,175,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/52	4,732,521
1,650,000	Farmers Exchange Capital (c)	7.05%	07/15/28	1,828,146
2,200,000	Farmers Exchange Capital II (c) (e)	6.15%	11/01/53	2,410,691
1,770,000	Farmers Exchange Capital III (c) (e)	5.45%	10/15/54	1,841,860
600,000	Farmers Insurance Exchange (c)	8.63%	05/01/24	647,605
3,495,000	Farmers Insurance Exchange (c) (e)	4.75%	11/01/57	3,359,586
7,000,000	National General Holdings Corp. (c)	6.75%	05/15/24	7,448,700
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (d)	3.12%	12/15/24	1,525,723
3,630,000	New York Life Insurance Co. (c)	3.75%	05/15/50	3,116,425
1,790,000	Teachers Insurance & Annuity Association of America (c)	4.90%	09/15/44	1,794,737
3,910,000	Teachers Insurance & Annuity Association of America (c)	4.27%	05/15/47	3,654,481
1,980,000	Teachers Insurance & Annuity Association of America (c) (e)	4.38%	09/15/54	1,963,012
				50,412,404

	Internet — 0.1%
1,945,000	NetFlix, Inc.	4.63%	05/15/29	2,114,201

	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,203,478

	Media — 0.9%
1,479,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	1,301,816
1,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	1,508,015
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,127,244
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,387,031
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	6,362,213
1,960,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	1,794,958
100,000	Comcast Corp.	3.97%	11/01/47	92,879
3,570,000	Cox Communications, Inc. (c)	2.60%	06/15/31	3,071,498

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$4,670,000	Cox Enterprises, Inc. (c)	7.38%	07/15/27	$5,294,625
2,810,000	CSC Holdings LLC (c)	4.13%	12/01/30	2,416,684
8,275,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c)	5.38%	08/15/26	2,744,942
3,000,000	Paramount Global	4.20%	05/19/32	2,815,592
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	7,771,747
380,000	Walt Disney (The) Co.	3.60%	01/13/51	335,155
				38,024,399

	Miscellaneous Manufacturing — 0.1%
943,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (d)	1.74%	05/05/26	910,752
1,304,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	1,516,358
				2,427,110

	Oil & Gas — 0.0%
400,000	Hess Corp.	5.60%	02/15/41	408,252
2,879,000	Occidental Petroleum Corp.	(f)	10/10/36	1,528,592
				1,936,844

	Packaging & Containers — 0.4%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,953,814
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	858,727
4,157,000	Berry Global, Inc.	1.57%	01/15/26	3,789,082
2,125,000	Berry Global, Inc. (c)	4.88%	07/15/26	2,092,424
2,650,000	Berry Global, Inc.	1.65%	01/15/27	2,373,324
3,670,000	WRKCo, Inc.	3.00%	06/15/33	3,225,771
				15,293,142

	Pharmaceuticals — 1.3%
4,997,000	AbbVie, Inc.	4.50%	05/14/35	5,081,346
2,900,000	AbbVie, Inc.	4.40%	11/06/42	2,781,688
1,870,000	AbbVie, Inc.	4.45%	05/14/46	1,793,594
1,895,000	Bayer US Finance II LLC (c)	3.88%	12/15/23	1,911,278
1,045,000	Bayer US Finance II LLC (c)	3.38%	07/15/24	1,037,564
625,000	Bayer US Finance II LLC (c)	2.85%	04/15/25	606,995
7,880,000	Bayer US Finance II LLC (c)	4.25%	12/15/25	7,957,311
3,160,000	Bayer US Finance II LLC (c)	4.38%	12/15/28	3,158,578
815,000	Bayer US Finance II LLC (c)	4.63%	06/25/38	771,755
1,750,000	Bayer US Finance II LLC (c)	4.40%	07/15/44	1,531,269
2,540,000	Bayer US Finance II LLC (c)	4.88%	06/25/48	2,420,214
1,534,000	Becton Dickinson and Co.	3.36%	06/06/24	1,539,674
2,107,000	Becton Dickinson and Co.	3.73%	12/15/24	2,125,755
1,000,000	Becton Dickinson and Co.	6.70%	08/01/28	1,107,019
2,000,000	Cigna Corp.	3.40%	03/01/27	1,967,412
75,000	Cigna Corp.	3.05%	10/15/27	71,956
1,030,000	Cigna Corp.	3.88%	10/15/47	891,426
2,279,000	Cigna Corp.	3.40%	03/15/51	1,831,422
4,225,000	CVS Health Corp.	1.75%	08/21/30	3,511,909
1,850,000	CVS Health Corp.	5.13%	07/20/45	1,893,826
10,430,000	CVS Health Corp.	5.05%	03/25/48	10,702,040
				54,694,031

	Pipelines — 0.6%
375,000	Energy Transfer L.P.	4.20%	04/15/27	370,181

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$198,000	Energy Transfer L.P.	5.50%	06/01/27	$206,108
2,030,000	Energy Transfer L.P.	4.95%	06/15/28	2,061,123
3,200,000	Energy Transfer L.P.	4.90%	03/15/35	3,025,673
260,000	Energy Transfer L.P.	5.15%	03/15/45	233,641
2,600,000	Energy Transfer L.P.	6.13%	12/15/45	2,623,669
3,606,000	Energy Transfer L.P.	5.40%	10/01/47	3,335,890
3,601,000	Energy Transfer L.P.	5.00%	05/15/50	3,229,729
3,640,000	NGPL PipeCo LLC (c)	4.88%	08/15/27	3,681,193
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	149,626
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	391,812
1,350,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	1,247,600
716,000	Rockies Express Pipeline LLC (c)	4.95%	07/15/29	679,441
1,500,000	Rockies Express Pipeline LLC (c)	4.80%	05/15/30	1,319,153
1,360,000	Rockies Express Pipeline LLC (c)	6.88%	04/15/40	1,218,125
329,909	Ruby Pipeline LLC (g)	8.00%	04/01/22	293,619
				24,066,583

	Real Estate Investment Trusts — 1.6%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	253,473
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	615,178
500,000	American Assets Trust L.P.	3.38%	02/01/31	443,122
4,320,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	4,336,584
4,545,000	American Campus Communities Operating Partnership L.P.	3.30%	07/15/26	4,490,773
332,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	331,004
93,000	Boston Properties L.P.	3.25%	01/30/31	83,466
750,000	CubeSmart L.P.	4.38%	02/15/29	744,700
1,150,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	1,166,640
4,785,000	GLP Capital L.P. / GLP Financing II, Inc.	3.35%	09/01/24	4,711,687
7,701,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	7,733,381
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,205,746
2,525,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	2,312,712
895,000	Healthcare Realty Trust, Inc.	3.63%	01/15/28	858,203
2,000,000	Healthcare Trust of America Holdings L.P.	3.10%	02/15/30	1,792,109
7,235,000	Healthcare Trust of America Holdings L.P.	2.00%	03/15/31	5,857,501
3,930,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	3,809,455
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	997,475
740,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	647,683
1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	989,269
860,000	Kilroy Realty L.P.	2.50%	11/15/32	696,296
200,000	Life Storage L.P.	3.88%	12/15/27	195,862
1,135,000	Life Storage L.P.	2.20%	10/15/30	941,470
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,360,576
1,837,000	LXP Industrial Trust	2.38%	10/01/31	1,485,557
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	350,991
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	576,835
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	300,369
550,000	SL Green Realty Corp.	4.50%	12/01/22	552,156
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	972,691
2,150,000	Ventas Realty L.P.	4.88%	04/15/49	2,099,765
840,000	VICI Properties L.P.	4.95%	02/15/30	826,741
3,870,000	VICI Properties L.P.	5.13%	05/15/32	3,848,347
2,203,000	VICI Properties L.P.	5.63%	05/15/52	2,157,387
350,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.63%	06/15/25	343,448

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$1,275,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	09/01/26	$1,221,182
1,425,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	1,439,735
195,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	180,952
115,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.50%	01/15/28	107,495
2,930,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	3.88%	02/15/29	2,637,762
105,000	VICI Properties L.P. / VICI Note Co., Inc. (c)	4.13%	08/15/30	96,057
75,000	Welltower, Inc.	4.50%	01/15/24	76,105
1,125,000	Welltower, Inc.	4.00%	06/01/25	1,131,809
				66,979,749

	Retail — 0.3%
7,335,000	7-Eleven, Inc. (c)	0.80%	02/10/24	7,033,614
5,035,000	Michaels (The) Cos., Inc. (c)	7.88%	05/01/29	3,616,615
3,680,000	Starbucks Corp.	3.00%	02/14/32	3,290,366
				13,940,595

	Semiconductors — 0.1%
2,505,000	Broadcom, Inc.	4.30%	11/15/32	2,378,204
2,000,000	Broadcom, Inc. (c)	3.47%	04/15/34	1,715,644
2,135,000	TSMC Arizona Corp.	4.50%	04/22/52	2,158,163
				6,252,011

	Software — 0.2%
130,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (c)	5.75%	03/01/25	129,432
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,287,303
510,000	Fiserv, Inc.	2.65%	06/01/30	446,234
10,000	Oracle Corp.	2.88%	03/25/31	8,526
2,535,000	Oracle Corp.	3.60%	04/01/50	1,843,273
8,397,000	Oracle Corp.	3.95%	03/25/51	6,479,493
				10,194,261

	Telecommunications — 2.3%
2,470,000	AT&T, Inc.	2.55%	12/01/33	2,104,987
3,175,000	AT&T, Inc.	4.50%	05/15/35	3,180,527
3,500,000	AT&T, Inc.	5.25%	03/01/37	3,783,445
2,140,000	AT&T, Inc.	4.30%	12/15/42	2,004,343
8,270,000	AT&T, Inc.	4.75%	05/15/46	8,190,216
3,880,000	AT&T, Inc.	4.50%	03/09/48	3,741,443
14,047,000	AT&T, Inc.	3.80%	12/01/57	11,652,663
2,500,000	CommScope, Inc. (c)	4.75%	09/01/29	2,203,125
1,985,000	Level 3 Financing, Inc. (c)	3.40%	03/01/27	1,791,555
4,525,000	Level 3 Financing, Inc. (c)	3.75%	07/15/29	3,867,461
4,240,000	Level 3 Financing, Inc. (c)	3.88%	11/15/29	3,743,263
4,500,000	SES GLOBAL Americas Holdings GP (c)	5.30%	03/25/44	3,995,264
5,336,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	4.74%	03/20/25	5,376,311
21,145,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)	5.15%	03/20/28	21,844,058
3,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	3,365,325
6,980,000	T-Mobile USA, Inc.	3.88%	04/15/30	6,696,167
4,600,000	T-Mobile USA, Inc.	2.55%	02/15/31	4,000,341
2,845,000	T-Mobile USA, Inc.	4.38%	04/15/40	2,675,688
750,000	T-Mobile USA, Inc.	4.50%	04/15/50	703,425

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$1,585,000	Verizon Communications, Inc.	2.55%	03/21/31	$1,406,826
				96,326,433

	Transportation — 0.0%
2,465,000	Union Pacific Corp.	3.50%	02/14/53	2,113,857
	Total Corporate Bonds and Notes			938,890,957
	(Cost $1,032,351,329)

ASSET-BACKED SECURITIES — 9.8%
	ACE Securities Corp. Home Equity Loan Trust
15,325,207	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)	1.31%	01/25/37	9,450,777
13,329,421	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)	1.22%	02/25/37	6,884,157
	AGL CLO Ltd.
13,000,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (c) (d)	2.22%	07/20/34	12,656,690
	AMMC CLO
1,863,210	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (c) (d)	2.18%	10/16/28	1,849,236
	Argent Securities, Inc.
138,742	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (d)	1.74%	10/25/35	136,802
	Asset Backed Funding Certificates Trust
8,796,901	Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (d)	1.12%	01/25/37	5,496,766
8,816	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.28% (d)	1.29%	09/25/36	8,814
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.60% (c) (d)	2.74%	10/22/32	10,056,982
	Barings CLO Ltd.
301,444	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (c) (d)	1.86%	01/20/28	299,321
12,500,000	Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (c) (d)	2.74%	04/15/36	12,012,338
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (d)	2.57%	11/25/33	268,955
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (d)	2.18%	10/27/36	297,800
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, 1 Mo. LIBOR + 0.24% (d)	1.25%	10/25/36	15,816,618
714,233	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (d)	1.53%	02/25/36	707,744
	CF Hippolyta Issuer LLC
9,471,981	Series 2020-1, Class A1 (c)	1.69%	07/15/60	8,701,850
	CIFC Funding Ltd.
13,345,000	Series 2021-7A, Class A1, 3 Mo. LIBOR + 1.13% (c) (d)	2.31%	01/23/35	12,964,668
	Citigroup Mortgage Loan Trust
528,704	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.44% (d)	1.44%	08/25/36	525,350
	Dryden Senior Loan Fund
826,981	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (c) (d)	1.94%	04/15/29	819,008
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (c) (d)	2.61%	08/15/30	566,234
	ECMC Group Student Loan Trust
1,564,717	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (c) (d)	2.06%	05/25/67	1,544,533
	EFS Volunteer No 3 LLC
98,399	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (c) (d)	2.01%	04/25/33	97,265
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (c) (d)	2.71%	10/20/34	12,844,524
	First Franklin Mortgage Loan Trust
17,081,694	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (d)	1.33%	10/25/36	12,611,815
12,616,939	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (d)	1.15%	03/25/37	8,117,578

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	GE-WMC Mortgage Securities LLC
$514,365	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (d)	1.67%	10/25/35	$499,065
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)	2.21%	10/20/34	4,858,538
	GSAA Home Equity Trust
854,567	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (d)	1.65%	06/25/35	848,732
	GSAMP Trust
13,670,184	Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (d)	1.31%	06/25/36	8,671,240
9,774,338	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)	1.15%	01/25/37	6,414,085
	JP Morgan Mortgage Acquisition Trust
31,134	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.41% (d)	1.41%	05/25/36	31,341
2,260,182	Series 2006-WF1, Class A6	6.50%	07/25/36	809,112
18,323,735	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (d)	1.31%	07/25/36	9,523,943
19,387,218	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (d)	1.51%	07/25/36	10,215,683
263,238	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (d)	1.29%	01/25/37	261,923
	Lehman XS Trust
3,108,651	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (d)	1.53%	05/25/46	2,871,849
	Long Beach Mortgage Loan Trust
509,752	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (d)	1.45%	02/25/36	497,674
	Magnetite VII Ltd.
4,324,128	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (c) (d)	1.84%	01/15/28	4,268,979
	Mastr Asset Backed Securities Trust
7,194,692	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (d)	1.06%	08/25/36	2,860,450
	Merrill Lynch First Franklin Mortgage Loan Trust
292,532	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (d)	1.14%	06/25/37	249,499
	Mid-State Trust
124,227	Series 2003-11, Class A1	4.86%	07/15/38	123,747
	Morgan Stanley ABS Capital I, Inc. Trust
10,554,434	Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (d)	1.31%	06/25/36	6,242,481
5,668,230	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)	1.11%	10/25/36	2,962,710
421,293	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (d)	1.58%	12/25/35	418,252
6,197,361	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (d)	1.24%	11/25/36	4,072,572
26,918,154	Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (d)	1.22%	01/25/37	14,803,591
6,962,502	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)	1.27%	05/25/37	5,816,208
	Navient Student Loan Trust
226,912	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d)	1.52%	06/25/31	220,425
198,721	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (d)	1.63%	03/25/83	194,471
167,575	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (d)	1.61%	04/25/40	160,755
1,724,667	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (c) (d)	2.51%	06/25/65	1,737,404
3,670,053	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (c) (d)	2.26%	06/25/65	3,594,818
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (c) (d)	2.06%	07/26/66	293,578
3,035,179	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (c) (d)	1.81%	07/26/66	2,958,052
	New Century Home Equity Loan Trust
974,068	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (d)	1.83%	09/25/35	972,679
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)	2.21%	10/20/34	6,025,198
8,530,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (c) (d)	2.76%	07/20/34	8,189,334
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (c) (d)	2.20%	07/15/36	13,626,575
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. LIBOR + 1.65% (c) (d)	2.79%	10/22/36	12,142,674
	Palmer Square Loan Funding Ltd.
627,307	Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (c) (d)	2.08%	10/24/27	624,809

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Rad CLO 14 Ltd.
$10,000,000	Series 2021-14A, Class B, 3 Mo. LIBOR + 1.65% (c) (d)	1.88%	01/15/35	$9,546,260
	Residential Asset Securities Corp.
99,079	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.56% (d)	1.57%	04/25/36	97,449
766,228	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (d)	1.50%	04/25/36	758,064
	Rockford Tower CLO Ltd.
10,000,000	Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (c) (d)	2.25%	10/20/30	9,825,000
	Saxon Asset Securities Trust
577,741	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (d)	1.25%	05/25/47	448,797
	Securitized Asset-Backed Receivables LLC Trust
23,919,669	Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.38% (c) (d)	1.39%	11/25/36	13,313,181
	Skyline Aircraft Finance LLC
13,034,015	Series 2020-1, Class A (h) (i)	3.23%	05/10/38	12,118,579
	SLC Student Loan Trust
5,054,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (d)	0.99%	03/15/55	4,725,812
114,348	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (d)	0.99%	09/15/39	108,898
1,420,588	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)	2.43%	12/15/32	1,422,940
	SLM Student Loan Trust
6,719	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (c) (d)	1.30%	12/15/27	6,718
481,376	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (d)	1.78%	01/25/41	472,635
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)	1.93%	10/27/70	71,224
4,508,620	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (d)	1.93%	04/25/23	4,392,829
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)	2.38%	01/25/83	105,983
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)	2.38%	04/26/83	617,720
4,511,682	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (d)	2.28%	07/25/23	4,410,740
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (d)	3.03%	07/26/83	306,863
2,106,379	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (d)	2.68%	04/25/23	2,094,479
3,777,192	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (d)	2.21%	10/25/34	3,763,710
658,771	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (d)	1.71%	01/25/29	632,143
639,900	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (d)	1.66%	12/27/38	623,396
235,086	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (d)	1.76%	05/26/26	226,852
3,456,574	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (d)	1.66%	05/26/26	3,343,919
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)	2.81%	09/25/43	541,329
122,515	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (d)	1.46%	06/25/43	119,792
	Soundview Home Loan Trust
6,422,382	Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (d)	2.01%	09/25/37	5,067,022
	Structured Asset Investment Loan Trust
680,844	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (d)	1.81%	07/25/34	661,866
85,930	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (d)	1.74%	03/25/35	85,483
	Structured Asset Securities Corp. Mortgage Loan Trust
1,131,270	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (d)	1.94%	05/25/35	1,121,507
	TAL Advantage VII LLC
9,900,000	Series 2020-1A, Class A (c)	2.05%	09/20/45	9,042,399
	TIF Funding II LLC
8,390,500	Series 2020-1A, Class A (c)	2.09%	08/20/45	7,660,184
	TRESTLES CLO V Ltd.
13,000,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (c) (d)	2.23%	10/20/34	12,646,882
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.15% (c) (d)	2.19%	07/16/34	12,650,153
	Wachovia Student Loan Trust
762,323	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (c) (d)	1.35%	04/25/40	736,215
	WaMu Asset-Backed Certificates WaMu Trust
1,103,620	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (d)	1.12%	04/25/37	473,216
3,829,749	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (d)	1.20%	04/25/37	1,652,820

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	WaMu Asset-Backed Certificates WaMu Trust (Continued)
$8,206,604	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)	1.26%	04/25/37	$3,558,299
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (c) (d)	2.64%	07/15/34	11,138,810
	Total Asset-Backed Securities			413,388,439
	(Cost $440,119,333)

MORTGAGE-BACKED SECURITIES — 9.0%
	Collateralized Mortgage Obligations — 6.6%
	Ajax Mortgage Loan Trust
2,849,027	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (c) (j)	2.86%	07/25/59	2,784,685
	Alternative Loan Trust
5,241,489	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (d)	1.49%	06/25/35	4,640,357
6,230,494	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (d)	2.47%	11/25/35	5,910,198
6,297,607	Series 2005-67CB, Class A1	5.50%	01/25/36	5,314,323
2,733,120	Series 2007-13, Class A1	6.00%	06/25/47	1,710,102
	American Home Mortgage Assets Trust
12,362,392	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d)	1.02%	02/25/47	5,929,327
	American Home Mortgage Investment Trust
1,691,471	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)	1.59%	11/25/45	1,578,036
	Banc of America Funding Trust
553,539	Series 2014-R6, Class 2A13 (c) (k)	0.93%	07/26/36	535,820
	Bear Stearns Mortgage Funding Trust
99,132	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	1.43%	07/25/36	91,286
2,449,991	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)	1.19%	10/25/36	2,253,272
3,365,733	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (d)	1.20%	01/25/37	3,051,464
184,987	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (d)	1.17%	06/25/47	167,571
	CIM Trust
6,404,985	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (c) (d)	1.88%	09/25/58	6,276,430
3,196,375	Series 2019-R1, Class A (c)	3.25%	10/25/58	2,995,047
3,678,440	Series 2019-R4, Class A1 (c)	3.00%	10/25/59	3,488,199
6,190,295	Series 2020-R3, Class A1A (c)	4.00%	01/26/60	5,988,106
8,183,280	Series 2020-R4, Class A1A (c) (l)	3.30%	06/25/60	7,648,899
21,112,000	Series 2020-R7, Class A1B (c) (l)	2.25%	12/27/61	16,207,735
18,065,255	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	16,610,899
7,099,590	Series 2021-NR3, Class A1, steps up to 5.57% on 04/26/24 (c) (j)	2.57%	06/25/57	6,856,223
20,742,678	Series 2021-NR4, Class A1, steps up to 5.82% on 10/25/24 (c) (j)	2.82%	10/25/61	19,699,321
	CitiMortgage Alternative Loan Trust
2,256,652	Series 2006-A4, Class 1A8	6.00%	09/25/36	2,024,333
	Credit Suisse Mortgage Trust
9,341,746	Series 2007-2, Class 1A4	5.75%	03/25/37	6,433,610
27,491,382	Series 2007-3, Class 1A1A	5.84%	04/25/37	8,327,376
15,439,089	Series 2021-RP11, Class PT (c)	3.77%	10/25/61	14,036,183
	CSMCM Trust Certificates
661,810	Series 2021-RP11, Class CERT (c)	3.78%	10/27/61	578,514
	GMACM Mortgage Loan Trust
1,360,042	Series 2006-AR1, Class 1A1 (k)	2.89%	04/19/36	1,114,285
1,374,038	Series 2006-J1, Class A4	5.75%	04/25/36	1,255,430

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint Mortgage Funding Trust
$75,919	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)	1.59%	02/25/36	$70,574
	GSR Mortgage Loan Trust
21,801,229	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (d)	1.53%	08/25/46	8,319,368
	HarborView Mortgage Loan Trust
367,712	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (d)	1.55%	11/19/35	307,031
1,189,006	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (d)	2.01%	10/25/37	1,087,261
	HomeBanc Mortgage Trust
727,185	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (d)	1.75%	12/25/34	702,738
	Impac CMB Trust
191,335	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (d)	1.53%	04/25/35	184,999
576,872	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (d)	1.55%	05/25/35	549,848
	IndyMac INDX Mortgage Loan Trust
1,322,918	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (d)	1.61%	07/25/35	1,156,742
18,373,732	Series 2005-AR29, Class A1 (k)	3.04%	01/25/36	16,764,259
3,372,027	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (d)	1.41%	06/25/46	3,029,491
4,078,183	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (d)	1.26%	07/25/37	3,839,428
	JP Morgan Mortgage Trust
1,551,227	Series 2006-A4, Class 1A1 (k)	3.04%	06/25/36	1,279,740
	Lehman XS Trust
255,126	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.38% (d)	1.39%	11/25/46	233,152
4,747,108	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (d)	1.95%	09/25/47	4,525,011
2,467,256	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.80% (d)	1.81%	09/25/47	2,262,447
	Merrill Lynch Alternative Note Asset Trust
3,363,999	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (d)	1.20%	07/25/47	3,092,314
	Morgan Stanley Mortgage Loan Trust
149,091	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (d)	1.98%	07/25/34	149,830
33,234	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (d)	1.27%	04/25/35	32,137
	MortgageIT Trust
52,375	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (d)	1.53%	12/25/35	50,709
	Nomura Resecuritization Trust
988,003	Series 2015-5R, Class 1A1 (c)	4.00%	08/26/37	992,939
	Opteum Mortgage Acceptance Corp.
977,624	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (d)	1.77%	12/25/35	955,512
317,428	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (d)	1.43%	04/25/36	296,472
	PRPM LLC
11,613,485	Series 2021-7, Class A1, steps up to 4.87% on 8/25/24 (c) (j)	1.87%	08/25/26	10,933,225
21,228,951	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (j)	2.49%	10/25/26	20,322,297
	RALI Trust
6,986,862	Series 2007-QS7, Class 1A1	6.00%	05/25/37	6,276,790
3,424,074	Series 2007-QS9, Class A33	6.50%	07/25/37	3,014,703
	RFMSI Trust
7,121,857	Series 2007-S6, Class 1A4	6.00%	06/25/37	6,320,927
	Structured Adjustable Rate Mortgage Loan Trust
20,091	Series 2004-12, Class 3A1 (k)	16.29%	09/25/34	20,286
24,498,980	Series 2006-2, Class 4A1 (k)	3.23%	03/25/36	17,300,927
	Structured Asset Mortgage Investments II Trust
2,427,818	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)	1.47%	02/25/36	2,257,561
6,821,906	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (d)	1.43%	08/25/36	6,540,124
3,492,931	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)	1.82%	08/25/47	3,289,022

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust
$77,606	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (d)	1.69%	01/25/45	$75,320
154,406	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (d)	1.53%	11/25/45	145,633
202,198	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (d)	1.32%	02/25/46	197,369
306,590	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (d)	1.16%	05/25/46	294,553
				280,377,770

	Commercial Mortgage-Backed Securities — 2.4%
	BX Commercial Mortgage Trust
13,000,916	Series 2019-XL, Class A, 1 Mo. LIBOR + 0.92% (c) (d)	1.80%	10/15/36	12,848,602
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (c) (d)	3.43%	12/15/37	8,837,387
	COMM Mortgage Trust
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	314,845
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (c) (d)	2.57%	10/15/43	11,820,833
	GS Mortgage Securities Corp. Trust
4,581,658	Series 2019-70P, Class A, 1 Mo. LIBOR + 1.00% (c) (d)	1.88%	10/15/36	4,483,513
	Life Mortgage Trust
7,863,761	Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (c) (d)	3.83%	03/15/38	7,347,567
	Manhattan West
3,855,000	Series 2020-1MW, Class A (c)	2.13%	09/10/39	3,443,508
	Med Trust
7,000,000	Series 2021-MDLN, Class D, 1 Mo. LIBOR + 2.00% (c) (d)	2.88%	11/15/38	6,726,277
	MSCG Trust
15,132,000	Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (c) (d)	3.93%	10/15/37	14,620,396
	MSDB Trust
4,800,000	Series 2017-712F, Class A (c) (k)	3.32%	07/11/39	4,500,316
	NCMF Trust
10,000,000	Series 2022-MFP, Class C, 1 Mo. CME Term SOFR + 2.84% (c) (d)	3.62%	03/15/39	9,901,778
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (c) (k)	3.66%	01/05/43	7,876,994
	SFO Commercial Mortgage Trust
3,787,000	Series 2021-555, Class A, 1 Mo. LIBOR + 1.15% (c) (d)	2.03%	05/15/38	3,663,651
	TPGI Trust
4,500,000	Series 2021-DGWD, Class E, 1 Mo. LIBOR + 2.35% (d)	3.22%	06/15/26	4,255,506
	UBS-Barclays Commercial Mortgage Trust
234,190	Series 2013-C6, Class A3	2.97%	04/10/46	232,892
				100,874,065
	Total Mortgage-Backed Securities			381,251,835
	(Cost $413,297,051)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 6.6%
	Agriculture — 0.2%
1,780,000	Imperial Brands Finance PLC (USD) (c)	3.50%	02/11/23	$1,776,046
2,325,000	Imperial Brands Finance PLC (USD) (c)	3.13%	07/26/24	2,277,398
5,085,000	Imperial Brands Finance PLC (USD) (c)	4.25%	07/21/25	5,052,309
				9,105,753

	Airlines — 0.0%
615,600	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (c)	3.30%	01/15/30	577,104

	Banks — 3.3%
510,000	Credit Suisse Group AG (USD) (c) (e)	2.59%	09/11/25	488,496
4,095,000	Credit Suisse Group AG (USD) (c) (e)	2.19%	06/05/26	3,796,400
12,020,000	Credit Suisse Group AG (USD) (c) (e)	1.31%	02/02/27	10,553,680
3,365,000	Credit Suisse Group AG (USD) (c)	4.28%	01/09/28	3,243,334
5,260,000	Credit Suisse Group AG (USD) (c) (e)	3.09%	05/14/32	4,442,595
980,000	DNB Bank ASA (USD) (c) (e)	1.13%	09/16/26	895,510
7,000,000	DNB Bank ASA (USD) (c) (e)	1.61%	03/30/28	6,202,006
400,000	Global Bank Corp. (USD) (e) (m)	5.25%	04/16/29	380,934
4,330,000	HSBC Holdings PLC (USD) (e)	2.10%	06/04/26	4,073,863
2,630,000	HSBC Holdings PLC (USD) (e)	4.29%	09/12/26	2,623,003
1,805,000	HSBC Holdings PLC (USD) (e)	1.59%	05/24/27	1,616,706
4,290,000	HSBC Holdings PLC (USD) (e) (n)	4.76%	06/09/28	4,290,000
7,100,000	HSBC Holdings PLC (USD) (e)	2.01%	09/22/28	6,223,191
7,800,000	HSBC Holdings PLC (USD) (e)	2.21%	08/17/29	6,765,496
6,915,000	HSBC Holdings PLC (USD) (e)	2.80%	05/24/32	5,896,852
9,420,000	Lloyds Banking Group PLC (USD) (e)	2.91%	11/07/23	9,412,644
1,870,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	1,881,524
3,000,000	Lloyds Banking Group PLC (USD) (e)	3.87%	07/09/25	3,006,070
5,000,000	Lloyds Banking Group PLC (USD) (e)	1.63%	05/11/27	4,515,381
3,000,000	Lloyds Banking Group PLC (USD) (e)	3.75%	03/18/28	2,916,876
1,285,000	Macquarie Group Ltd. (USD) (c) (e)	3.19%	11/28/23	1,285,232
7,600,000	Macquarie Group Ltd. (USD) (c) (e)	1.34%	01/12/27	6,806,377
5,775,000	Macquarie Group Ltd. (USD) (c) (e)	2.87%	01/14/33	4,830,696
3,115,000	Macquarie Group Ltd. (USD) (c) (e)	4.44%	06/21/33	2,958,628
9,800,000	NatWest Group PLC (USD) (e)	4.27%	03/22/25	9,828,528
10,775,000	Santander UK Group Holdings PLC (USD) (e)	4.80%	11/15/24	10,940,158
8,045,000	Santander UK Group Holdings PLC (USD) (e)	1.09%	03/15/25	7,621,208
1,585,000	Santander UK Group Holdings PLC (USD) (e)	1.53%	08/21/26	1,449,301
2,855,000	Santander UK Group Holdings PLC (USD) (e)	1.67%	06/14/27	2,554,743
1,735,000	Santander UK Group Holdings PLC (USD) (e)	2.47%	01/11/28	1,579,593
1,190,000	Santander UK Group Holdings PLC (USD) (e)	3.82%	11/03/28	1,136,357
4,700,000	UBS AG (USD), SOFR + 0.45% (c) (d)	0.63%	08/09/24	4,672,950
1,200,000	UBS Group AG (USD) (e)	4.49%	05/12/26	1,212,939
				140,101,271

	Beverages — 0.4%
7,945,000	Bacardi Ltd. (USD) (c)	4.45%	05/15/25	8,009,264
7,000,000	Becle SAB de CV (USD) (c)	2.50%	10/14/31	5,982,025
1,800,000	Diageo Capital PLC (USD)	2.13%	04/29/32	1,544,496
				15,535,785

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Commercial Services — 0.1%
2,800,000	DP World Crescent Ltd. (USD) (c)	4.85%	09/26/28	$2,836,316

	Diversified Financial Services — 0.6%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	01/15/25	968,435
4,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.45%	10/01/25	4,232,280
14,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.00%	10/29/28	12,420,218
1,755,000	Avolon Holdings Funding Ltd. (USD) (c)	2.88%	02/15/25	1,652,231
5,256,000	Avolon Holdings Funding Ltd. (USD) (c)	2.53%	11/18/27	4,546,110
850,000	Park Aerospace Holdings Ltd. (USD) (c)	4.50%	03/15/23	850,626
467,000	Park Aerospace Holdings Ltd. (USD) (c)	5.50%	02/15/24	471,630
				25,141,530

	Electric — 0.0%
1,200,000	Empresas Publicas de Medellin ESP (USD) (m)	4.38%	02/15/31	965,694
250,000	Mong Duong Finance Holdings B.V. (USD) (m)	5.13%	05/07/29	218,125
				1,183,819

	Food — 0.2%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	5.50%	01/15/30	145,697
1,505,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	3.75%	12/01/31	1,300,539
5,685,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	3.00%	05/15/32	4,677,078
3,000,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (c)	4.38%	02/02/52	2,328,270
				8,451,584

	Internet — 0.1%
2,775,000	Tencent Holdings Ltd. (USD) (c)	3.98%	04/11/29	2,676,070
3,290,000	Tencent Holdings Ltd. (USD) (c)	3.84%	04/22/51	2,574,626
				5,250,696

	Mining — 0.1%
2,697,000	Corp. Nacional del Cobre de Chile (USD) (m)	3.15%	01/14/30	2,453,565
2,860,000	Indonesia Asahan Aluminium Persero PT (USD) (c)	6.53%	11/15/28	3,065,462
600,000	Indonesia Asahan Aluminium Persero PT (USD) (c)	5.45%	05/15/30	609,900
				6,128,927

	Miscellaneous Manufacturing — 0.1%
2,579,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	2,550,688

	Oil & Gas — 0.5%
840,000	Ecopetrol S.A. (USD)	6.88%	04/29/30	848,988
1,383,000	KazMunayGas National Co. JSC (USD) (m)	5.38%	04/24/30	1,283,079
1,200,000	KazMunayGas National Co. JSC (USD) (c)	3.50%	04/14/33	921,269
2,504,000	Pertamina Persero PT (USD) (c)	3.10%	08/27/30	2,270,250
215,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	174,206
2,430,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	1,752,164
3,095,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	2,404,243
1,705,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	1,229,620

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
3,613,000	Petronas Capital Ltd. (USD) (c)	3.50%	04/21/30	$3,486,531
1,650,000	Petronas Capital Ltd. (USD) (c)	2.48%	01/28/32	1,445,660
600,000	Qatar Energy (USD) (m)	2.25%	07/12/31	533,411
1,800,000	Saudi Arabian Oil Co. (USD) (m)	1.63%	11/24/25	1,690,902
1,850,000	Shell International Finance B.V. (USD)	4.00%	05/10/46	1,735,004
484,688	Transocean Poseidon Ltd. (USD) (c)	6.88%	02/01/27	461,367
				20,236,694

	Packaging & Containers — 0.1%
1,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (c)	5.25%	08/15/27	839,295
3,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (c)	5.25%	08/15/27	2,517,885
2,500,000	Trivium Packaging Finance B.V. (USD) (c)	5.50%	08/15/26	2,487,500
				5,844,680

	Pharmaceuticals — 0.0%
5,981,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (USD) (c)	6.00%	06/30/28	418,670
	Pipelines — 0.1%
1,729,548	Galaxy Pipeline Assets Bidco Ltd. (USD) (c)	2.16%	03/31/34	1,519,203
800,000	Southern Gas Corridor CJSC (USD) (m)	6.88%	03/24/26	830,947
				2,350,150

	Retail — 0.1%
100,000	Alimentation Couche-Tard, Inc. (USD) (c)	3.55%	07/26/27	95,343
4,230,000	Alimentation Couche-Tard, Inc. (USD) (c)	3.80%	01/25/50	3,297,728
				3,393,071

	Savings & Loans — 0.3%
6,645,000	Nationwide Building Society (USD) (c) (e)	3.77%	03/08/24	6,656,804
1,300,000	Nationwide Building Society (USD) (c) (e)	4.36%	08/01/24	1,311,406
4,055,000	Nationwide Building Society (USD) (c) (e)	2.97%	02/16/28	3,789,553
				11,757,763

	Telecommunications — 0.4%
200,000	C&W Senior Financing DAC (USD) (c)	6.88%	09/15/27	187,890
2,000,000	Intelsat Jackson Holdings S.A. (USD) (o)	5.50%	08/01/23	870,260
3,860,000	Intelsat Jackson Holdings S.A. (USD) (c) (o)	8.50%	10/15/24	1,859,516
390,000	Intelsat Jackson Holdings S.A. (USD) (c) (o)	9.75%	07/15/25	175,098
6,513,000	Intelsat Jackson Holdings S.A. (USD) (c)	6.50%	03/15/30	6,105,938
500,000	SES S.A. (USD) (c)	3.60%	04/04/23	500,437
5,640,000	Vodafone Group PLC (USD)	5.25%	05/30/48	5,671,601
1,477,000	Vodafone Group PLC (USD)	4.88%	06/19/49	1,419,866
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	1,219,141
				18,009,747

	Transportation — 0.0%
726,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (c)	3.65%	05/07/30	667,967
	Total Foreign Corporate Bonds and Notes			279,542,215
	(Cost $307,868,335)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 2.0%
	Bahrain — 0.0%
1,600,000	Bahrain Government International Bond (USD) (m)	7.00%	01/26/26	$1,697,848

	Brazil — 0.1%
1,200,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	1,159,278
600,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	588,261
3,830,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	3,436,560
				5,184,099

	Chile — 0.1%
2,800,000	Chile Government International Bond (USD)	3.24%	02/06/28	2,720,851
300,000	Chile Government International Bond (USD)	2.55%	01/27/32	265,378
				2,986,229

	Colombia — 0.1%
850,000	Colombia Government International Bond (USD)	4.50%	01/28/26	834,922
5,585,000	Colombia Government International Bond (USD)	3.00%	01/30/30	4,618,197
				5,453,119

	Dominican Republic — 0.1%
3,485,000	Dominican Republic International Bond (USD) (c)	4.50%	01/30/30	3,066,989
1,680,000	Dominican Republic International Bond (USD) (m)	4.88%	09/23/32	1,450,753
				4,517,742

	Egypt — 0.1%
1,300,000	Egypt Government International Bond (USD) (m)	5.25%	10/06/25	1,176,548
1,200,000	Egypt Government International Bond (USD) (c)	7.60%	03/01/29	1,042,992
				2,219,540

	Guatemala — 0.0%
500,000	Guatemala Government Bond (USD) (m)	3.70%	10/07/33	415,989

	Hong Kong — 0.1%
5,020,000	Airport Authority Hong Kong (USD) (c)	3.25%	01/12/52	4,101,269

	Hungary — 0.1%
3,130,000	Hungary Government International Bond (USD) (c)	2.13%	09/22/31	2,530,949

	Indonesia — 0.1%
957,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	889,871
2,600,000	Perusahaan Penerbit SBSN Indonesia III (USD) (c)	2.80%	06/23/30	2,366,650
				3,256,521

	Mexico — 0.2%
5,000,000	Mexico Government International Bond (USD)	3.75%	01/11/28	4,925,999
4,372,000	Mexico Government International Bond (USD)	2.66%	05/24/31	3,780,200
1,400,000	Mexico Government International Bond (USD)	4.75%	04/27/32	1,409,246
				10,115,445

	Oman — 0.0%
1,700,000	Oman Government International Bond (USD) (m)	5.63%	01/17/28	1,715,572

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Panama — 0.1%
5,583,000	Panama Government International Bond (USD)	3.16%	01/23/30	$5,155,509
500,000	Panama Government International Bond (USD)	2.25%	09/29/32	410,530
				5,566,039

	Paraguay — 0.1%
3,300,000	Paraguay Government International Bond (USD) (c)	4.95%	04/28/31	3,226,218
647,000	Paraguay Government International Bond (USD) (c)	2.74%	01/29/33	520,769
				3,746,987

	Peru — 0.1%
4,775,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	4,315,653

	Philippines — 0.0%
1,570,000	Philippine Government International Bond (USD)	2.46%	05/05/30	1,420,616
240,000	Philippine Government International Bond (USD)	1.65%	06/10/31	200,966
				1,621,582

	Qatar — 0.2%
4,024,000	Qatar Government International Bond (USD) (m)	4.50%	04/23/28	4,279,073
1,900,000	Qatar Government International Bond (USD) (m)	3.75%	04/16/30	1,947,920
				6,226,993

	Romania — 0.1%
3,000,000	Romanian Government International Bond (USD) (m)	3.00%	02/14/31	2,545,128

	Saudi Arabia — 0.1%
1,660,000	Saudi Government International Bond (USD) (m)	3.25%	10/26/26	1,661,758
3,340,000	Saudi Government International Bond (USD) (m)	3.63%	03/04/28	3,389,031
				5,050,789

	South Africa — 0.1%
3,524,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	3,284,403
1,750,000	Republic of South Africa Government International Bond (USD)	5.88%	04/20/32	1,666,000
				4,950,403

	Turkey — 0.0%
1,200,000	Turkey Government International Bond (USD)	3.25%	03/23/23	1,174,800

	United Arab Emirates — 0.1%
2,037,000	Abu Dhabi Government International Bond (USD) (m)	2.50%	09/30/29	1,939,120

	Uruguay — 0.1%
3,260,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	3,405,888
	Total Foreign Sovereign Bonds and Notes			84,737,704
	(Cost $95,947,217)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 2.0%
	Cable and Satellite — 0.1%
$955,000	DIRECTV Financing, LLC, Term Loan, 3 Mo. LIBOR + 5.00%, 0.75% Floor	6.06%	08/02/27	$922,368
2,320,026	EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.51%	08/14/25	2,217,805
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	3.37%	01/31/28	705,164
				3,845,337

	Consumer Products — 0.1%
835,279	Sunshine Luxembourg VII, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	10/02/26	799,480
2,577,031	Zep, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	08/11/24	2,386,975
				3,186,455

	Entertainment — 0.0%
6,625	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.81%	12/22/24	6,489

	Finance Companies — 0.1%
4,962,312	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	3.18%	12/01/27	4,787,092
1,450,000	Setanta Airecraft Leasing DAC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.01%	11/05/28	1,406,138
				6,193,230

	Food and Beverage — 0.0%
29,771	Bengal Debt Merger Sub, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	4.00%	01/24/29	29,101
516,026	Bengal Debt Merger Sub, Term Loan, 1 Mo. SOFR + 3.25%, 0.75% Floor	4.00%	01/24/29	504,416
510,338	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.31%	08/03/25	493,895
				1,027,412

	Healthcare — 0.2%
2,128,500	ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.38%, 0.50% Floor	4.43%	12/23/27	2,009,155
124,684	Gainwell Acquisition Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	5.01%	10/01/27	121,567
3,597,046	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.06%	11/15/27	3,451,222
679,428	ICON Luxemburg S.A.R.L., Term Loan, 3 Mo. LIBOR + 2.25%, 0.50% Floor	3.31%	07/01/28	667,538
600,000	Mozart Borrower L.P., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.31%	10/21/28	578,250
1,455,226	Pathway Vet Alliance LLC, Term Loan A, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.76%	03/31/27	1,386,409
2,000,000	Phoenix Newco, Inc., Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/15/28	1,931,260
28,101	PRA Health Sciences, Inc., Term Loan, 1 Mo. LIBOR + 2.25%, 0.50% Floor	3.31%	07/01/28	27,609
				10,173,010

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance — 0.1%
$1,147,074	Acrisure LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.56%	02/15/27	$1,092,588
4,937,522	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.31%	02/19/28	4,731,627
				5,824,215

	Leisure — 0.1%
3,438,856	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (r)	15.25%	05/23/24	3,911,698

	Media Entertainment — 0.0%
940,410	Diamond Sports Group LLC, Term Loan, 1 Mo. CME Term SOFR + 8.00%, 1.00% Floor	9.18%	05/25/26	277,421

	Medical Equipment & Devices — 0.1%
2,695,762	Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	3.31%	11/06/27	2,623,327

	Packaging — 0.1%
1,273,386	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	2.59%	03/10/26	1,245,689
1,530,625	Plaze, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	08/03/26	1,469,400
2,207,519	Proampac PG Borrower LLC, Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	5.01%	11/03/25	2,102,662
				4,817,751

	Pharmaceuticals — 0.4%
4,930,193	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	2.55%	08/01/27	4,779,231
648,363	Endo Luxembourg Finance, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/25/28	502,954
4,306,500	Horizon Therapeutics USA, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.50% Floor	2.81%	03/15/28	4,188,975
2,357,188	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.56%	05/05/28	2,301,204
2,581,667	Organon & Co., Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.56%	06/02/28	2,514,440
272,727	Perrigo Investments LLC, Delayed Draw Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	3.58%	04/20/29	265,683
477,273	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	3.46%	04/20/29	464,945
				15,017,432

	Restaurants — 0.1%
3,667,839	Northeast Foods LLC, Term Loan B, 3 Mo. LIBOR + 3.75%, 2.21% Floor	6.21%	07/20/25	3,557,804

	Services — 0.0%
1,678,050	Spin Holdco, Inc., Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	03/04/28	1,596,547

	Technology — 0.3%
3,959,391	Commscope, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.31%	04/04/26	3,746,573
770,000	Entegris, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	4.08%	03/02/29	759,174

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$3,300,000	NortonLifeLock, Inc., Tern Loan B, 1 Mo. SOFR + 2.00%, 0.50% Floor	2.50%	01/28/29	$3,184,500
3,971,082	Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	5.06%	10/23/26	3,879,271
				11,569,518

	Wirelines — 0.3%
7,360,000	Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	2.81%	03/01/27	7,048,746
2,219,122	Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.31%	03/15/27	2,080,427
1,822,070	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	5.33%	06/01/27	1,741,790
				10,870,963
	Total Senior Floating-Rate Loan Interests			84,498,609
	(Cost $87,555,067)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
52,905,000	Federal Home Loan Banks	1.04%	06/14/24	51,523,448
	(Cost $52,905,000)

MUNICIPAL BONDS — 0.8%
	California — 0.3%
3,960,000	City of San Francisco CA Public Utilities Commission Water Rev	2.83%	11/01/41	3,214,482
2,585,000	Los Angeles CA Unif School District	5.75%	07/01/34	2,906,288
595,000	Los Angeles CA Unif School District	6.76%	07/01/34	719,229
4,715,000	Regents of the Univ of CA Medical Center Pooled Rev	3.26%	05/15/60	3,524,075
				10,364,074

	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth	2.97%	10/15/32	1,661,804

	Michigan — 0.0%
2,335,000	Univ of Michigan	3.50%	04/01/52	2,143,338

	New Jersey — 0.0%
2,000,000	NJ St Turnpike Auth Rev	1.86%	01/01/31	1,682,574
500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	469,221
				2,151,795

	New York — 0.5%
3,170,000	City of New York NY	3.62%	04/01/31	3,055,734
3,620,000	City of New York NY	1.92%	08/01/31	3,021,262
1,225,000	Metro Transprtn Auth	5.18%	11/15/49	1,262,624
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	426,868

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	New York (Continued)
$970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	$948,292
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,585,415
5,140,000	New York State Urban Development Corp.	2.97%	03/15/34	4,486,124
2,690,000	NY St Dorm Auth	5.00%	03/15/24	2,780,083
1,405,000	NY St Dorm Auth	2.96%	02/15/32	1,265,618
				22,832,020
	Total Municipal Bonds			39,153,031
	(Cost $45,817,443)

Shares	Description	Value

COMMON STOCKS — 0.0%
	Telecommunications — 0.0%
59,704	Intelsat Jackson Emergence S.A. (h) (i) (s) (t)	0
	(Cost $2,000,073)

RIGHTS — 0.0%
	Telecommunications — 0.0%
6,253	Intelsat Jackson Holdings S.A., Series A (h) (i) (s) (t)	0
6,253	Intelsat Jackson Holdings S.A., Series B (h) (i) (s) (t)	0
	Total Rights	0
	(Cost $0)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 5.7%
$28,830,000	U.S. Treasury Bill	(f)	08/04/22	28,780,369
69,112,000	U.S. Treasury Bill	(f)	08/25/22	68,941,272
44,568,000	U.S. Treasury Bill	(f)	09/01/22	44,440,804
29,900,000	U.S. Treasury Bill	(f)	10/06/22	29,764,576
34,705,000	U.S. Treasury Bill	(f)	11/03/22	34,492,170
34,175,000	U.S. Treasury Bill	(f)	11/10/22	33,954,930
	Total U.S. Treasury Bills			240,374,121
	(Cost $240,569,093)

Shares	Description	Value

MONEY MARKET FUNDS — 2.4%
99,980,019	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.58% (u)	99,980,019
	(Cost $99,980,019)
	Total Investments — 120.7%	5,114,078,914
	(Cost $5,362,808,537)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%

CALL OPTIONS PURCHASED — 0.0%
648	Eurodollar 1-Year Mid-Curve Options Futures Call	$157,812,300	$98.38	09/16/22	$28,350
1,403	Eurodollar 1-Year Mid-Curve Options Futures Call	341,683,113	98.75	09/16/22	35,075
	Total Purchased Options				63,425
	(Cost $1,113,442)

Description	Counterparty	Notional Amount	Exercise Rate	Expiration Date	Value

PUT SWAPTIONS WRITTEN — (0.1)%
2 Year Interest Rate Swap, Pays SOFR Quarterly, Receives 1.95% Semi-Annual	JPMorgan Chase and Co.	(249,860,000)	1.95%	06/08/22	(3,363,841)
(Premiums received $719,597)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.0)%

CALL OPTIONS WRITTEN — (0.0)%
(3,185)	Eurodollar 1-Year Mid-Curve Options Futures Call	(775,666,938)	$99.00	09/16/22	(59,719)
	(Premiums received $1,053,958)
	Net Other Assets and Liabilities — (20.6)%				(872,976,601)
	Net Assets — 100.0%				$4,237,742,178

Forward Foreign Currency Contracts at May 31, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2022	Sale Value as of 5/31/2022	Unrealized Appreciation (Depreciation)
07/08/2022	Citi	USD	2,101,190	EUR	1,967,000	$2,101,190	$2,116,100	$(14,910)

Counterparty Abbreviations:
Citi - Citibank N.A.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Futures Contracts at May 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 2-Year Treasury Notes	Long	721	Sep-2022	$152,204,226	$23,039
U.S. 5-Year Treasury Notes	Long	33	Sep-2022	3,727,453	(4,354)
Ultra U.S. Treasury Bond Futures	Long	22	Sep-2022	3,426,500	(17,706)
Ultra U.S. 10-Year Treasury Notes	Short	147	Sep-2022	(18,887,203)	146,516
				$140,470,976	$147,495

Interest Rate Swap Agreements at May 31, 2022:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	$117,450,000	1.026%(1)	$(4,357,895)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	86,880,000	1.034%(1)	(3,210,557)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	58,725,000	1.073%(1)	(2,127,080)
Citibank, Global Markets, Inc.	3 month LIBOR(2)	09/28/2025	145,575,000	1.390%(2)	(4,266,593)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	12/07/2025	143,170,000	1.688%(3)	(3,275,898)
Citibank, Global Markets, Inc.	3 month LIBOR(4)	07/24/2053	9,810,000	1.773%(4)	2,085,046
Citibank, Global Markets, Inc.	3 month LIBOR(4)	07/24/2053	7,260,000	1.785%(4)	1,524,973
Citibank, Global Markets, Inc.	3 month LIBOR(4)	07/24/2053	4,905,000	1.808%(4)	1,008,305
Citibank, Global Markets, Inc.	3 month LIBOR(5)	09/28/2053	12,425,000	1.870%(5)	2,369,461
Citibank, Global Markets, Inc.	3 month LIBOR(6)	12/07/2053	11,970,000	1.743%(6)	2,556,829
			$598,170,000		$(7,693,409)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(2)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(3)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 12/07/2023 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(5)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(6)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 12/07/2023 and no interest is being accrued until that date.

(a)	All or a portion of this security is part of a mortgage dollar roll agreement.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2022, securities noted as such amounted to $841,280,251 or 19.9% of net assets.
(d)	Floating or variable rate security.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Zero coupon security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2022, securities noted as such are valued at $12,118,579 or 0.3% of net assets.
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(l)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(m)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(n)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2022. Interest will begin accruing on the security’s first settlement date.
(o)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(p)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(q)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(r)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (September 1, 2021 to May 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $207,198 for Cineworld Group PLC.
(s)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(t)	Non-income producing security.
(u)	Rate shown reflects yield as of May 31, 2022.

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced Security

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$1,297,525,403		$—	$1,297,525,403	$—
U.S. Government Bonds and Notes	1,203,213,133		—	1,203,213,133	—
Corporate Bonds and Notes*	938,890,957		—	938,890,957	—
Asset-Backed Securities	413,388,439		—	401,269,860	12,118,579
Mortgage-Backed Securities	381,251,835		—	381,251,835	—
Foreign Corporate Bonds and Notes*	279,542,215		—	279,542,215	—
Foreign Sovereign Bonds and Notes **	84,737,704		—	84,737,704	—
Senior Floating-Rate Loan Interests*	84,498,609		—	84,498,609	—
U.S. Government Agency Securities	51,523,448		—	51,523,448	—
Municipal Bonds***	39,153,031		—	39,153,031	—
Common Stocks*	—	****	—	—	—	****
Rights*	—	****	—	—	—	****
U.S. Treasury Bills	240,374,121		—	240,374,121	—
Money Market Funds	99,980,019		99,980,019	—	—
Total Investments	5,114,078,914		99,980,019	5,001,980,316	12,118,579
Call Options Purchased	63,425		63,425	—	—
Futures Contracts	169,555		169,555	—	—
Interest Rate Swap Agreements	9,544,614		—	9,544,614	—
Total	$5,123,856,508		$100,212,999	$5,011,524,930	$12,118,579

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Put Swaptions Written	$(3,363,841)	$—	$(3,363,841)	$—
Call Options Written	(59,719)	(59,719)	—	—
Forward Foreign Currency Contracts	(14,910)	—	(14,910)	—
Futures Contracts	(22,060)	(22,060)	—	—
Interest Rate Swap Agreements	(17,238,023)	—	(17,238,023)	—
Total	$(20,698,553)	$(81,779)	$(20,616,774)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Ruby Pipeline LLC, 8.00%, 04/01/22	12/08/2017	$329,909	$89.00	$348,941	$293,619	0.01%

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 23.5%
	Collateralized Mortgage Obligations — 13.7%
	Adjustable Rate Mortgage Trust
$88,283	Series 2005-8, Class 3A21 (a)	2.72%	11/25/35	$74,054
	Ajax Mortgage Loan Trust
3,764,771	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (b) (c)	2.00%	03/25/60	3,543,004
	Alternative Loan Trust
723,160	Series 2005-13CB, Class A8	5.50%	05/25/35	675,916
242,545	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (d)	1.51%	06/25/35	214,991
756,896	Series 2005-65CB, Class 2A4	5.50%	12/25/35	608,986
71,944	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (d)	1.80%	01/25/36	69,304
285,911	Series 2006-33CB, Class 2A1	6.00%	11/25/36	192,101
936,930	Series 2007-15CB, Class A6	5.75%	07/25/37	665,043
474,224	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.40% (d)	1.41%	06/25/37	428,629
	American Home Mortgage Assets Trust
1,317,337	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)	1.22%	05/25/46	1,201,135
1,428,938	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d)	1.02%	02/25/47	685,356
3,200,386	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (d)	1.13%	03/25/47	2,929,738
	American Home Mortgage Investment Trust
568,949	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)	1.59%	11/25/45	530,794
	Banc of America Funding Trust
730,478	Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.32% (d)	1.33%	01/25/37	681,821
2,447,164	Series 2007-2, Class TA4, 1 Mo. LIBOR + 0.80% (d)	1.81%	03/25/37	2,471,538
	BCAP LLC Trust
377,377	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (d)	1.43%	04/25/37	355,548
596,240	Series 2015-RR2, Class 25A3 (a) (b)	1.09%	10/28/36	592,376
	Bear Stearns ALT-A Trust
708,374	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (d)	1.92%	09/25/34	707,780
1,850,479	Series 2006-1, Class 21A2 (a)	2.98%	02/25/36	1,493,028
	Bear Stearns Mortgage Funding Trust
547,837	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	1.43%	07/25/36	504,475
492,296	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)	1.19%	10/25/36	452,767
190,347	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (d)	1.17%	01/25/37	174,548
172,224	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (d)	1.15%	03/25/37	157,115
	CIM Trust
142,333	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (d)	1.88%	09/25/58	139,476
669,270	Series 2020-R7, Class A1A (b) (e)	2.25%	12/27/61	623,770
1,289,352	Series 2021-R3, Class A1A (b)	1.95%	06/25/57	1,185,552
1,569,485	Series 2021-R5, Class A1A (b)	2.00%	08/25/61	1,458,060
	Citigroup Mortgage Loan Trust
518,777	Series 2005-8, Class 2A4A	5.50%	09/25/35	502,098
1,130,021	Series 2009-10, Class 2A2 (b)	7.00%	12/25/35	927,146
	Credit Suisse Mortgage Trust
47,200	Series 2014-2R, Class 28A1 (a) (b)	3.00%	06/27/37	45,831
902,788	Series 2014-8R, Class 3A2 (a) (b)	3.98%	02/27/36	834,931
1,632,800	Series 2014-11R, Class 17A2, 1 Mo. LIBOR + 0.30% (b) (d)	0.82%	12/27/36	1,539,627
5,456,799	Series 2020-RPL3, Class A1 (a) (b)	2.69%	03/25/60	5,339,481
4,407,821	Series 2020-RPL6, Class A1 (b)	2.69%	03/25/59	4,289,058
5,258,175	Series 2021-RP11, Class A1 (b)	2.25%	10/25/61	4,708,427
4,053,838	Series 2021-RPL4, Class A1 (b)	1.80%	12/27/60	3,860,981
3,450,000	Series 2022-RPL1, Class PT (b)	4.23%	04/25/61	3,360,386

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CSMCM Trust Certificates
$143,359	Series 2022-RPL1 (b)	4.23%	04/25/61	$139,655
	Deutsche Alt-A Securities Mortgage Loan Trust
1,351,663	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (d)	1.41%	06/25/37	1,270,951
	DSLA Mortgage Loan Trust
44,957	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (d)	1.65%	01/19/45	36,917
5,430,031	Series 2005-AR3, Class 1A, 1 Mo. LIBOR + 0.52% (d)	1.45%	07/19/45	4,357,746
	First Horizon Alternative Mortgage Securities Trust
31,979	Series 2004-AA4, Class A1 (a)	2.56%	10/25/34	32,263
1,769,559	Series 2005-AA4, Class 2A1 (a)	2.70%	06/25/35	1,657,126
2,554,673	Series 2007-FA1, Class A4	6.25%	03/25/37	1,430,996
	GreenPoint Mortgage Funding Trust
41,886	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)	1.59%	02/25/36	38,938
4,551,456	Series 2006-AR6, Class A3A, 1 Mo. LIBOR + 0.44% (d)	1.45%	10/25/46	4,483,677
344,760	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (d)	1.21%	03/25/47	321,160
568,273	Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (d)	1.41%	05/25/37	551,459
	GreenPoint MTA Trust
266,610	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (d)	1.49%	08/25/45	216,723
	HarborView Mortgage Loan Trust
169,106	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (d)	1.61%	06/20/35	160,364
465,980	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (d)	1.83%	06/20/35	442,176
726,615	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (d)	2.01%	10/25/37	664,437
	Headlands Residential LLC
4,240,000	Series 2021-RPL1, Class NOTE (b)	2.49%	09/25/26	3,993,450
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. LIBOR + 1.01% (d)	2.01%	07/25/35	3,976,624
38,518	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.54% (d)	1.55%	10/25/35	38,498
	Impac CMB Trust
49,680	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (d)	1.53%	04/25/35	47,822
4,923,041	Series 2005-3, Class A1, 1 Mo. LIBOR + 0.48% (d)	1.49%	08/25/35	4,621,581
4,335,031	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.64% (d)	1.65%	08/25/35	4,137,484
3,342,419	Series 2005-8, Class 1A, 1 Mo. LIBOR + 0.52% (d)	1.53%	02/25/36	3,213,586
	IndyMac INDX Mortgage Loan Trust
1,556,345	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (d)	1.65%	07/25/45	1,305,043
3,609,271	Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (d)	1.43%	04/25/46	3,270,248
485,777	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (d)	1.43%	05/25/46	452,337
152,642	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (d)	1.20%	04/25/37	129,602
	JP Morgan Alternative Loan Trust
2,911,523	Series 2006-S1, Class 1A19	6.50%	03/25/36	1,981,706
676,257	Series 2006-S1, Class 3A4	6.18%	03/25/36	609,003
52,502	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.68% (d)	1.69%	04/25/47	52,834
	Legacy Mortgage Asset Trust
4,214,664	Series 2020-GS2, Class A1, steps up to 5.75% on 03/26/23 (b) (c)	2.75%	03/25/60	4,216,560
	Lehman Mortgage Trust
784,931	Series 2006-1, Class 1A5	5.50%	02/25/36	488,180
	Lehman XS Trust
122,400	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (d)	1.31%	11/25/35	121,365
724,733	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (d)	2.34%	02/25/36	653,708
3,462,775	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (d)	1.67%	04/25/46	3,222,659
568,831	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (d)	1.41%	07/25/47	561,286
6,056,500	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (d)	1.95%	09/25/47	5,773,141

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MASTR Adjustable Rate Mortgages Trust
$576,021	Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (d)	3.16%	01/25/35	$585,010
5,814,213	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (d)	1.12%	12/25/46	4,959,441
3,686,194	Series 2007-1, Class I2A3, 12 Mo. Treasury Average + 0.74% (d)	1.06%	01/25/47	3,628,108
333,181	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (d)	1.31%	03/25/47	313,659
4,700,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (d)	2.11%	09/25/37	2,268,257
	Merrill Lynch Mortgage Investors Trust
118,525	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (d)	1.63%	08/25/28	116,046
181,005	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (d)	2.11%	11/25/29	173,633
	Morgan Stanley Resecuritization Trust
45,795	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (b) (d)	0.97%	06/26/47	45,700
	Nomura Resecuritization Trust
1,963,725	Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.16% (b) (d)	0.99%	10/26/36	1,925,582
	Opteum Mortgage Acceptance Corp Trust
4,378,589	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (d)	1.61%	04/25/36	4,142,245
	PHH Alternative Mortgage Trust
1,327,903	Series 2007-2, Class 1A4, 1 Mo. LIBOR + 0.60% (d)	1.61%	05/25/37	1,274,706
	PRPM LLC
4,589,981	Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (b) (c)	2.36%	10/25/26	4,367,510
4,758,823	Series 2021-10, Class A1, steps up to 5.49% on 10/26/24 (b) (c)	2.49%	10/25/26	4,555,581
	RALI Trust
1,529,378	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (d)	1.31%	08/25/35	1,225,870
2,574,427	Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (d)	1.33%	01/25/37	2,362,095
487,479	Series 2006-QS6, Class 1A15	6.00%	06/25/36	427,823
2,478,623	Series 2007-QA3, Class A1, 1 Mo. LIBOR + 0.20% (d)	1.21%	05/25/37	2,389,476
3,036,313	Series 2007-QA3, Class A2, 1 Mo. LIBOR + 0.34% (d)	1.35%	05/25/37	2,970,319
1,009,607	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (d)	1.39%	05/25/37	925,899
959,436	Series 2007-QH9, Class A1 (a)	1.47%	11/25/37	883,938
2,417,602	Series 2007-QS9, Class A33	6.50%	07/25/37	2,128,561
	Structured Adjustable Rate Mortgage Loan Trust
19,285	Series 2005-12, Class 3A1 (a)	2.52%	06/25/35	17,794
363,013	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (d)	1.33%	12/25/36	343,739
591,239	Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (d)	1.49%	05/25/37	551,240
560,514	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (d)	1.45%	05/25/37	524,671
	Structured Asset Mortgage Investments II Trust
128,165	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (d)	1.61%	11/19/33	125,406
273,007	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (d)	1.47%	05/25/45	250,360
458,252	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)	1.47%	02/25/36	426,116
360,526	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (d)	1.45%	05/25/36	315,994
413,591	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (d)	1.39%	06/25/36	371,058
42,381	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	1.43%	05/25/36	34,792
1,708,207	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (d)	1.39%	07/25/46	1,395,868
938,993	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.40% (d)	1.41%	10/25/36	884,504
403,183	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.32% (d)	1.33%	01/25/37	369,542
162,739	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (d)	1.19%	01/25/37	150,351
631,253	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)	1.82%	08/25/47	594,402
	TBW Mortgage-Backed Trust
176,683	Series 2006-4, Class A4	6.66%	09/25/36	174,162

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust
$127,524	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (d)	1.79%	10/25/44	$117,604
2,468,643	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (d)	1.32%	02/25/46	2,409,678
48,583	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (d)	1.28%	09/25/46	43,082
2,892,190	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (d)	1.09%	05/25/47	2,679,486
813,951	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (d)	1.07%	06/25/47	735,619
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,152,559	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (d)	1.28%	08/25/46	1,417,243
688,338	Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (d)	1.33%	01/25/47	667,939
	Wells Fargo Mortgage Backed Securities Trust
226,692	Series 2007-AR5, Class A1 (a)	2.97%	10/25/37	218,062
				163,384,347

	Commercial Mortgage-Backed Obligations — 9.8%
	AREIT Trust
1,460,000	Series 2020-CRE4, Class B, 30 Day Average SOFR + 4.26% (b) (d)	4.68%	04/15/37	1,465,183
	BAMLL Commercial Mortgage Securities Trust
2,975,000	Series 2020-BHP3, Class A, 1 Mo. LIBOR + 1.90% (b) (d)	2.78%	03/15/37	2,961,751
	Banc of America Commercial Mortgage Trust
13,203,273	Series 2015-UBS7, Class XA, IO (a)	0.76%	09/15/48	274,390
	Bayview Commercial Asset Trust
724,384	Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (b) (d)	1.46%	01/25/36	675,115
	BBCMS Mortgage Trust
3,140,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (b) (d)	3.02%	10/15/37	3,108,129
2,300,000	Series 2020-BID, Class C, 1 Mo. LIBOR + 3.64% (b) (d)	4.52%	10/15/37	2,262,842
	BDS Ltd.
2,000,000	Series 2020-FL6, Class C, 30 Day Average SOFR + 2.36% (b) (d)	2.83%	09/15/35	1,944,028
1,125,000	Series 2020-FL6, Class D, 30 Day Average SOFR + 2.86% (b) (d)	3.33%	09/15/35	1,081,580
3,061,297	Series 2021-FL8, Class A, 1 Mo. LIBOR + 0.92% (b) (d)	1.86%	01/18/36	2,988,591
	Benchmark Mortgage Trust
1,146,436	Series 2018-B6, Class A2	4.20%	10/10/51	1,154,057
2,000,000	Series 2020-B18, Class AGNE (b)	3.76%	07/15/53	1,787,396
1,810,000	Series 2020-IG2, Class UBRD (a) (b)	3.51%	09/15/48	1,677,088
72,592,733	Series 2020-IG3, Class XA, IO (a) (b)	0.73%	09/15/48	2,063,449
	BFLD Trust
2,304,000	Series 2019-DPLO, Class A, 1 Mo. LIBOR + 1.09% (b) (d)	1.97%	10/15/34	2,268,878
2,385,000	Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.05% (b) (d)	2.93%	11/15/28	2,358,201
782,000	Series 2021-FPM, Class A, 1 Mo. LIBOR + 1.60% (b) (d)	2.48%	06/15/38	758,567
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. LIBOR + 1.75% (b) (d)	2.63%	09/15/26	1,486,980
	BWAY Mortgage Trust
1,700,000	Series 2015-1740, Class A (b)	2.92%	01/10/35	1,579,873
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (b)	3.54%	03/09/44	3,077,633
3,350,000	Series 2020-VIV4, Class A (b)	2.84%	03/09/44	2,943,879

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Obligations (Continued)
	BX Commercial Mortgage Trust (Continued)
$1,800,000	Series 2021-21M, Class E, 1 Mo. LIBOR + 2.17% (b) (d)	3.05%	10/15/36	$1,679,060
2,462,000	Series 2021-VOLT, Class E, 1 Mo. LIBOR + 2.00% (b) (d)	2.87%	09/15/36	2,321,963
2,557,686	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (b) (d)	4.77%	10/15/38	2,410,503
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (b) (d)	2.27%	01/17/39	2,773,332
	BX Trust
2,800,000	Series 2019-OC11, Class A (b)	3.20%	12/09/41	2,540,697
2,500,000	Series 2021-BXMF, Class B, 1 Mo. LIBOR + 1.04% (b) (d)	1.92%	10/15/26	2,366,070
2,040,000	Series 2021-BXMF, Class G, 1 Mo. LIBOR + 3.35% (b) (d)	4.22%	10/15/26	1,910,780
2,250,000	Series 2021-VIEW, Class A, 1 Mo. LIBOR + 1.28% (b) (d)	2.16%	06/15/23	2,179,934
	BXMT Ltd.
3,375,000	Series 2020-FL3, Class A, 30 Day Average SOFR + 1.51% (b) (d)	1.93%	11/15/37	3,340,737
2,758,000	Series 2021-FL4, Class A, 1 Mo. LIBOR + 1.05% (b) (d)	1.92%	05/15/38	2,716,630
	CAMB Commercial Mortgage Trust
2,400,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (d)	3.43%	12/15/37	2,318,003
	Citigroup Commercial Mortgage Trust
56,450,991	Series 2017-C4, Class XA, IO (a)	1.08%	10/12/50	2,135,665
	COMM Mortgage Trust
748,404	Series 2012-CR1, Class B	4.61%	05/15/45	745,812
1,343,998	Series 2012-CR4, Class XA, IO (a)	1.67%	10/15/45	1,881
1,355,061	Series 2014-CR14, Class A2	3.15%	02/10/47	1,357,186
4,601,344	Series 2020-CBM, Class XCP, IO (a) (b)	0.60%	02/10/37	68,721
21,254,000	Series 2020-SBX, Class X, IO (a) (b)	0.58%	01/10/38	406,270
	Credit Suisse Mortgage Trust
3,180,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00% (b) (d)	3.88%	12/15/35	3,156,376
25,699,000	Series 2021-980M, Class X, IO (a) (b)	0.99%	07/15/31	960,657
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (a)	4.18%	06/15/57	1,233,240
	DBWF Mortgage Trust
600,000	Series 2016-85T, Class A (b)	3.79%	12/10/36	586,609
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (d)	2.57%	10/15/43	3,156,328
	Extended Stay America Trust
2,435,014	Series 2021-ESH, Class C, 1 Mo. LIBOR + 1.70% (b) (d)	2.58%	07/15/38	2,373,285
	GPMT Ltd.
1,560,791	Series 2021-FL3, Class A, 1 Mo. LIBOR + 1.25% (b) (d)	2.19%	07/16/35	1,538,355
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (a) (b)	0.35%	02/10/37	24,167
	GS Mortgage Securities Trust
1,381,806	Series 2014-GC18, Class A3	3.80%	01/10/47	1,384,138
85,123,215	Series 2016-GS4, Class XA, IO (a)	0.57%	11/10/49	1,787,792
	Hilton USA Trust
3,161,000	Series 2016-SFP, Class F (b)	6.16%	11/05/35	3,062,832
	JP Morgan Chase Commercial Mortgage Securities Trust
1,951,601	Series 2014-C20, Class A4A2 (b)	3.54%	07/15/47	1,947,006
37,409,639	Series 2016-JP3, Class XA, IO (a)	1.38%	08/15/49	1,681,668
1,800,000	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (b) (d)	4.96%	04/15/37	1,712,273
	Life Mortgage Trust
1,110,756	Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (b) (d)	3.83%	03/15/38	1,037,844

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Obligations (Continued)
	Med Trust
$1,400,000	Series 2021-MDLN, Class G, 1 Mo. LIBOR + 5.25% (b) (d)	6.13%	11/15/38	$1,299,935
	MF1 Ltd.
2,994,500	Series 2020-FL3, Class B, 1 Mo. CME Term SOFR + 3.86% (b) (d)	4.65%	07/15/35	3,001,982
	Morgan Stanley Capital I Trust
28,287,660	Series 2018-H4, Class XA, IO (a)	0.83%	12/15/51	1,170,699
1,050,000	Series 2018-MP, Class A (a) (b)	4.28%	07/11/40	1,031,292
	MSCG Trust
1,645,000	Series 2018-SELF, Class E, 1 Mo. LIBOR + 2.15% (b) (d)	3.03%	10/15/37	1,594,068
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (b)	2.52%	09/15/54	2,486,863
	Ready Capital Mortgage Financing LLC
1,100,000	Series 2020-FL4, Class AS, 1 Mo. LIBOR + 3.10% (b) (d)	4.11%	02/25/35	1,109,841
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (a) (b)	4.39%	01/05/43	389,721
	SMRT
2,730,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (b) (d)	4.13%	01/15/39	2,588,672
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. LIBOR + 1.26% (b) (d)	2.13%	11/15/36	1,487,495
	UBS Commercial Mortgage Trust
66,157,204	Series 2017-C4, Class XA, IO (a)	1.01%	10/15/50	2,670,462
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (b) (d)	2.74%	06/16/36	758,551
	Wells Fargo Commercial Mortgage Trust
34,559,154	Series 2016-C35, Class XA, IO (a)	1.89%	07/15/48	2,033,336
10,467,000	Series 2021-SAVE, Class XCP, IO (a) (b)	10.12%	02/15/40	51,184
				116,507,525
	Total Mortgage-Backed Securities			279,891,872
	(Cost $290,112,830)

CORPORATE BONDS AND NOTES — 22.8%
	Advertising — 0.1%
1,525,000	National CineMedia LLC (b)	5.88%	04/15/28	1,180,762

	Aerospace/Defense — 0.0%
635,000	Boeing (The) Co.	1.43%	02/04/24	611,994

	Agriculture — 0.4%
30,000	BAT Capital Corp.	2.73%	03/25/31	24,767
1,250,000	BAT Capital Corp.	4.54%	08/15/47	988,835
3,555,000	BAT Capital Corp.	5.65%	03/16/52	3,243,801
645,000	Reynolds American, Inc.	5.85%	08/15/45	591,419
				4,848,822

	Airlines — 0.1%
300,146	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	283,906
541,107	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	516,976
471,025	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	453,083

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Airlines (Continued)
$106,315	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	$107,122
				1,361,087

	Banks — 5.1%
3,000,000	Bank of America Corp. (f)	3.00%	12/20/23	3,000,053
300,000	Bank of America Corp. (f)	2.69%	04/22/32	262,682
3,510,000	Bank of America Corp. (f)	2.30%	07/21/32	2,949,506
1,500,000	Bank of America Corp. (f)	2.57%	10/20/32	1,289,527
2,305,000	Bank of America Corp., Series N (f)	1.66%	03/11/27	2,113,400
570,000	Bank of America Corp., Series RR (f)	4.38%	(g)	502,908
750,000	Bank of America Corp., Medium-Term Note (f)	2.02%	02/13/26	713,636
390,000	Bank of America Corp., Medium-Term Note (f)	3.82%	01/20/28	384,152
815,000	Bank of America Corp., Medium-Term Note (f)	2.09%	06/14/29	719,240
465,000	Bank of America Corp., Medium-Term Note (f)	3.97%	02/07/30	453,756
165,000	Bank of America Corp., Medium-Term Note (f)	2.88%	10/22/30	149,584
2,375,000	Bank of America Corp., Medium-Term Note (f)	1.92%	10/24/31	1,966,137
100,000	Citigroup, Inc. (f)	2.88%	07/24/23	100,024
500,000	Citigroup, Inc. (f)	3.35%	04/24/25	496,624
225,000	Citigroup, Inc. (f)	4.08%	04/23/29	221,760
315,000	Citigroup, Inc. (f)	2.67%	01/29/31	277,726
1,390,000	Citigroup, Inc. (f)	4.41%	03/31/31	1,376,541
630,000	Citigroup, Inc. (f)	2.57%	06/03/31	548,410
520,000	Citigroup, Inc. (f)	2.56%	05/01/32	445,435
1,540,000	Citigroup, Inc. (f)	2.52%	11/03/32	1,303,343
1,765,000	Citigroup, Inc. (f)	3.06%	01/25/33	1,564,127
1,740,000	Citigroup, Inc. (f)	4.91%	05/24/33	1,791,734
520,000	Citigroup, Inc. (f)	3.07%	02/24/28	495,423
135,000	Comerica, Inc. (f)	5.63%	(g)	136,688
1,615,000	Goldman Sachs Group (The), Inc. (f)	0.93%	10/21/24	1,560,703
4,125,000	Goldman Sachs Group (The), Inc. (f)	2.65%	10/21/32	3,543,541
4,530,000	Goldman Sachs Group (The), Inc., Series D (f)	2.38%	07/21/32	3,814,469
3,025,000	Goldman Sachs Group (The), Inc. (f)	2.62%	04/22/32	2,613,190
130,000	JPMorgan Chase & Co. (f)	0.70%	03/16/24	127,624
1,110,000	JPMorgan Chase & Co. (f)	0.97%	06/23/25	1,050,966
355,000	JPMorgan Chase & Co. (f)	2.01%	03/13/26	337,900
705,000	JPMorgan Chase & Co. (f)	2.08%	04/22/26	670,846
1,150,000	JPMorgan Chase & Co. (f)	1.58%	04/22/27	1,054,401
780,000	JPMorgan Chase & Co. (f)	1.47%	09/22/27	703,531
675,000	JPMorgan Chase & Co. (f)	2.95%	02/24/28	642,117
200,000	JPMorgan Chase & Co. (f)	4.01%	04/23/29	197,153
3,170,000	JPMorgan Chase & Co. (f)	2.58%	04/22/32	2,764,834
1,105,000	JPMorgan Chase & Co. (f)	2.55%	11/08/32	954,707
595,000	JPMorgan Chase & Co., Series KK (f)	3.65%	(g)	527,319
510,000	Morgan Stanley (f)	3.62%	04/17/25	509,926
730,000	Morgan Stanley (f)	5.30%	04/20/37	739,294
540,000	Morgan Stanley, Global Medium-Term Note (f)	0.79%	01/22/25	516,364
5,185,000	Morgan Stanley, Global Medium-Term Note (f)	2.70%	01/22/31	4,649,148
2,630,000	Morgan Stanley, Global Medium-Term Note (f)	2.24%	07/21/32	2,229,499
215,000	Morgan Stanley, Medium-Term Note (f)	2.51%	10/20/32	185,133
555,000	US Bancorp (f)	3.70%	(g)	461,711
310,000	Wells Fargo & Co., Medium-Term Note (f)	3.53%	03/24/28	301,699
1,175,000	Wells Fargo & Co., Medium-Term Note (f)	2.39%	06/02/28	1,080,805
5,830,000	Wells Fargo & Co., Medium-Term Note (f)	3.35%	03/02/33	5,387,847

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$385,000	Wells Fargo & Co., Medium-Term Note (f)	5.01%	04/04/51	$402,235
				60,289,378

	Beverages — 0.2%
775,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	782,295
215,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	205,524
1,335,000	Constellation Brands, Inc.	4.35%	05/09/27	1,350,126
720,000	Primo Water Holdings, Inc. (b)	4.38%	04/30/29	627,607
				2,965,552

	Biotechnology — 0.3%
2,510,000	Amgen, Inc.	3.00%	01/15/52	1,875,431
520,000	Amgen, Inc.	4.40%	02/22/62	476,197
1,000,000	Illumina, Inc.	2.55%	03/23/31	846,477
				3,198,105

	Chemicals — 0.1%
475,000	International Flavors & Fragrances, Inc. (b)	1.23%	10/01/25	436,047
175,000	Unifrax Escrow Issuer Corp. (b)	5.25%	09/30/28	158,335
625,000	Unifrax Escrow Issuer Corp. (b)	7.50%	09/30/29	457,844
				1,052,226

	Commercial Services — 0.4%
436,000	Adtalem Global Education, Inc. (b)	5.50%	03/01/28	400,841
375,000	Carriage Services, Inc. (b)	4.25%	05/15/29	317,698
1,665,000	Hertz (The) Corp. (b)	5.00%	12/01/29	1,459,972
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)	3.38%	08/31/27	1,322,374
1,250,000	Rent-A-Center, Inc. (b)	6.38%	02/15/29	1,097,694
215,000	S&P Global, Inc. (b)	4.75%	08/01/28	223,919
535,000	S&P Global, Inc. (b)	3.70%	03/01/52	479,287
61,000	Service Corp. International	4.63%	12/15/27	60,538
				5,362,323

	Computers — 0.1%
1,875,000	NCR Corp. (b)	5.13%	04/15/29	1,782,984

	Diversified Financial Services — 0.6%
570,000	Air Lease Corp.	3.88%	07/03/23	572,056
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,245,150
300,000	Air Lease Corp., Medium-Term Note	2.88%	01/15/26	282,738
605,000	American Express Co. (f)	3.55%	(g)	516,287
1,505,000	Capital One Financial Corp. (f)	3.27%	03/01/30	1,373,339
1,735,000	Charles Schwab (The) Corp.	1.95%	12/01/31	1,447,672
540,000	Charles Schwab (The) Corp. (f)	5.00%	(g)	506,587
1,505,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	1,544,489
				7,488,318

	Electric — 1.0%
75,000	Alliant Energy Finance LLC (b)	3.75%	06/15/23	75,088
2,045,000	Alliant Energy Finance LLC (b)	3.60%	03/01/32	1,899,697
1,285,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,254,181
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	356,377
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	472,979
1,000,000	Duke Energy Corp.	3.75%	04/15/24	1,008,264

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$750,000	Duke Energy Corp.	3.75%	09/01/46	$623,433
100,000	Evergy Metro, Inc.	4.20%	06/15/47	93,643
1,615,000	Exelon Corp. (b)	3.35%	03/15/32	1,484,002
1,254,000	FirstEnergy Corp., Series C	3.40%	03/01/50	932,600
955,000	FirstEnergy Transmission LLC (b)	2.87%	09/15/28	845,652
750,000	Jersey Central Power & Light Co. (b)	4.70%	04/01/24	761,748
100,000	Metropolitan Edison Co. (b)	3.50%	03/15/23	99,890
750,000	MidAmerican Energy Co.	3.95%	08/01/47	700,162
550,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.27% (d)	1.77%	02/22/23	548,587
345,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	340,718
500,000	Pennsylvania Electric Co. (b)	4.15%	04/15/25	500,200
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	92,673
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	446,320
				12,536,214

	Electrical Component & Equipment — 0.1%
1,122,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	950,895

	Engineering & Construction — 0.1%
1,113,000	Artera Services LLC (b)	9.03%	12/04/25	881,223

	Entertainment — 0.9%
2,025,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	1,731,355
515,000	Churchill Downs, Inc. (b)	5.50%	04/01/27	517,456
600,000	Cinemark USA, Inc. (b)	5.25%	07/15/28	540,180
1,220,000	Everi Holdings, Inc. (b)	5.00%	07/15/29	1,086,691
515,000	Magallanes, Inc. (b)	4.28%	03/15/32	484,196
2,165,000	Magallanes, Inc. (b)	5.05%	03/15/42	1,958,455
2,923,000	Magallanes, Inc. (b)	5.14%	03/15/52	2,624,712
2,075,000	Penn National Gaming, Inc. (b)	4.13%	07/01/29	1,702,735
				10,645,780

	Environmental Control — 0.2%
200,000	Clean Harbors, Inc. (b)	4.88%	07/15/27	197,953
1,953,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	1,761,411
				1,959,364

	Food — 0.6%
1,150,000	Chobani LLC / Chobani Finance Corp., Inc. (b)	4.63%	11/15/28	1,057,275
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	285,587
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	183,134
1,650,000	Kraft Heinz Foods Co.	5.20%	07/15/45	1,609,192
240,000	Kraft Heinz Foods Co.	4.38%	06/01/46	213,120
765,000	Kraft Heinz Foods Co.	4.88%	10/01/49	718,940
20,000	Pilgrim's Pride Corp. (b)	5.88%	09/30/27	20,499
286,000	Pilgrim's Pride Corp. (b)	4.25%	04/15/31	266,781
1,200,000	Pilgrim's Pride Corp. (b)	3.50%	03/01/32	1,053,246
1,515,000	Post Holdings, Inc. (b)	4.63%	04/15/30	1,364,917
550,000	Post Holdings, Inc. (b)	4.50%	09/15/31	483,313
387,000	Smithfield Foods, Inc. (b)	5.20%	04/01/29	392,120
				7,648,124

	Forest Products & Paper — 0.1%
755,000	Clearwater Paper Corp. (b)	4.75%	08/15/28	680,825

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Gas — 0.0%
$155,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	$168,316

	Healthcare-Products — 0.2%
1,600,000	Alcon Finance Corp. (b)	3.00%	09/23/29	1,451,728
208,000	Hologic, Inc. (b)	4.63%	02/01/28	207,217
1,000,000	PerkinElmer, Inc.	2.25%	09/15/31	825,776
				2,484,721

	Healthcare-Services — 1.6%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	629,972
135,000	Centene Corp.	4.25%	12/15/27	134,620
1,778,000	Centene Corp.	2.45%	07/15/28	1,599,000
1,396,000	Centene Corp.	3.00%	10/15/30	1,246,572
500,000	Centene Corp.	2.50%	03/01/31	425,050
250,000	CommonSpirit Health	3.35%	10/01/29	232,174
370,000	CommonSpirit Health	2.78%	10/01/30	326,525
2,250,000	Encompass Health Corp.	4.63%	04/01/31	1,998,315
120,000	HCA, Inc.	5.00%	03/15/24	123,151
90,000	HCA, Inc.	5.25%	04/15/25	93,439
260,000	HCA, Inc.	5.25%	06/15/26	269,775
360,000	HCA, Inc.	7.05%	12/01/27	397,715
1,300,000	HCA, Inc.	5.88%	02/01/29	1,373,782
417,000	HCA, Inc.	4.13%	06/15/29	404,754
2,068,000	HCA, Inc. (b)	3.63%	03/15/32	1,884,982
1,830,000	HCA, Inc.	5.50%	06/15/47	1,812,153
470,000	HCA, Inc.	5.25%	06/15/49	455,248
365,000	HCA, Inc., Medium-Term Note	7.58%	09/15/25	396,844
100,000	Humana, Inc.	3.15%	12/01/22	100,435
1,550,000	ModivCare Escrow Issuer, Inc. (b)	5.00%	10/01/29	1,405,099
700,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	676,183
919,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	849,616
325,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	296,512
62,000	Tenet Healthcare Corp.	4.63%	07/15/24	62,025
250,000	Tenet Healthcare Corp. (b)	4.88%	01/01/26	250,193
178,000	Tenet Healthcare Corp. (b)	4.63%	06/15/28	171,559
1,000,000	Tenet Healthcare Corp. (b)	4.25%	06/01/29	936,450
850,000	Tenet Healthcare Corp. (b)	4.38%	01/15/30	791,733
15,000	UnitedHealth Group, Inc.	4.20%	05/15/32	15,393
				19,359,269

	Household Products/Wares — 0.3%
1,155,000	Clorox (The) Co.	4.60%	05/01/32	1,189,497
2,250,000	Spectrum Brands, Inc. (b)	5.50%	07/15/30	2,084,175
				3,273,672

	Insurance — 1.0%
437,000	Acrisure LLC / Acrisure Finance, Inc. (b)	4.25%	02/15/29	387,477
550,000	AmWINS Group, Inc. (b)	4.88%	06/30/29	509,960
1,060,000	Aon Corp. / Aon Global Holdings PLC	3.90%	02/28/52	906,593
1,115,000	Athene Global Funding (b)	3.21%	03/08/27	1,046,075
1,560,000	Athene Global Funding (b)	1.99%	08/19/28	1,322,486
675,000	Athene Global Funding (b)	2.72%	01/07/29	593,452
1,635,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/52	1,495,202
810,000	Brown & Brown, Inc.	4.95%	03/17/52	748,984

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$250,000	Farmers Exchange Capital III (b) (f)	5.45%	10/15/54	$260,150
775,000	Farmers Insurance Exchange (b)	8.63%	05/01/24	836,489
465,000	Farmers Insurance Exchange (b) (f)	4.75%	11/01/57	446,984
750,000	MassMutual Global Funding II (b)	3.40%	03/08/26	746,281
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)	3.12%	12/15/24	1,360,645
50,000	Teachers Insurance & Annuity Association of America (b)	4.27%	05/15/47	46,733
220,000	Teachers Insurance & Annuity Association of America (b)	3.30%	05/15/50	172,318
1,260,000	Teachers Insurance & Annuity Association of America (b) (f)	4.38%	09/15/54	1,249,190
				12,129,019

	Internet — 0.2%
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,854,928

	Lodging — 0.1%
1,050,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	962,078

	Machinery-Diversified — 0.1%
1,000,000	OT Merger Corp. (b)	7.88%	10/15/29	731,830

	Media — 1.3%
1,249,000	Cable One, Inc. (b)	4.00%	11/15/30	1,108,258
1,050,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	973,681
609,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.50%	08/15/30	550,801
1,850,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	02/01/32	1,653,622
600,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	528,120
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	235,842
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	340,176
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	316,698
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	478,565
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	846,285
690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	631,898
173,000	Cox Communications, Inc. (b)	3.15%	08/15/24	171,395
680,000	Cox Communications, Inc. (b)	2.60%	06/15/31	585,047
900,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	1,020,377
20,000	CSC Holdings LLC (b)	5.38%	02/01/28	19,035
687,000	CSC Holdings LLC (b)	6.50%	02/01/29	675,991
1,065,000	CSC Holdings LLC (b)	4.13%	12/01/30	915,932
500,000	CSC Holdings LLC (b)	3.38%	02/15/31	406,372
725,000	CSC Holdings LLC (b)	4.50%	11/15/31	622,126
1,772,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	5.38%	08/15/26	587,799
1,377,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	6.63%	08/15/27	265,073
450,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (b)	5.88%	08/15/27	425,129
1,205,000	Gray Escrow II, Inc. (b)	5.38%	11/15/31	1,095,303
687,000	Sinclair Television Group, Inc. (b)	4.13%	12/01/30	585,750
450,000	Time Warner Cable LLC	5.50%	09/01/41	420,347
390,000	Walt Disney (The) Co.	4.00%	10/01/23	395,342
				15,854,964

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas — 0.2%
$105,000	Antero Resources Corp. (b)	8.38%	07/15/26	$114,416
210,000	Exxon Mobil Corp.	4.33%	03/19/50	212,484
1,118,000	Occidental Petroleum Corp.	(h)	10/10/36	593,597
800,000	Sunoco L.P. / Sunoco Finance Corp.	4.50%	05/15/29	743,244
196,000	Sunoco L.P. / Sunoco Finance Corp. (b)	4.50%	04/30/30	178,919
				1,842,660

	Oil & Gas Services — 0.1%
536,000	Archrock Partners L.P. / Archrock Partners Finance Corp. (b)	6.25%	04/01/28	523,541
340,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	332,217
				855,758

	Packaging & Containers — 0.2%
58,000	Ball Corp.	4.00%	11/15/23	58,218
1,830,000	Berry Global, Inc. (b)	4.88%	07/15/26	1,801,946
295,000	Berry Global, Inc.	1.65%	01/15/27	264,200
58,000	Graphic Packaging International LLC	4.88%	11/15/22	58,267
20,000	Mauser Packaging Solutions Holding Co. (b)	5.50%	04/15/24	19,821
60,000	Sealed Air Corp. (b)	5.50%	09/15/25	61,609
				2,264,061

	Pharmaceuticals — 1.7%
725,000	180 Medical, Inc. (b)	3.88%	10/15/29	661,618
1,495,000	AbbVie, Inc.	4.55%	03/15/35	1,517,329
433,000	AbbVie, Inc.	4.50%	05/14/35	440,309
105,000	AbbVie, Inc.	4.05%	11/21/39	97,433
200,000	AbbVie, Inc.	4.45%	05/14/46	191,828
1,000,000	AbbVie, Inc.	4.25%	11/21/49	934,836
810,000	Bayer US Finance II LLC (b)	2.85%	04/15/25	786,665
180,000	Bayer US Finance II LLC (b)	4.25%	12/15/25	181,766
880,000	Bayer US Finance II LLC (b)	4.38%	12/15/28	879,604
265,000	Bayer US Finance II LLC (b)	4.63%	06/25/38	250,939
1,960,000	Bayer US Finance II LLC (b)	4.40%	07/15/44	1,715,021
400,000	Bayer US Finance II LLC (b)	4.88%	06/25/48	381,136
1,495,000	Becton Dickinson and Co.	2.82%	05/20/30	1,345,761
330,000	Cigna Corp.	4.38%	10/15/28	335,034
400,000	Cigna Corp.	4.90%	12/15/48	402,252
950,000	CVS Health Corp.	2.75%	12/01/22	951,873
2,280,000	CVS Health Corp.	5.05%	03/25/48	2,339,468
1,950,000	Embecta Corp. (b)	5.00%	02/15/30	1,728,970
2,005,000	Option Care Health, Inc. (b)	4.38%	10/31/29	1,830,364
1,947,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (b)	5.13%	04/30/31	1,868,731
1,350,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	1,143,997
				19,984,934

	Pipelines — 0.6%
50,000	Energy Transfer L.P.	4.00%	10/01/27	48,598
1,535,000	Energy Transfer L.P.	5.40%	10/01/47	1,420,020
470,000	Energy Transfer L.P.	5.00%	05/15/50	421,542
594,000	Energy Transfer L.P., Series B (f)	6.63%	(g)	483,527
765,000	Global Partners L.P. / GLP Finance Corp	6.88%	01/15/29	721,016
250,000	Kinder Morgan, Inc.	5.55%	06/01/45	252,427
607,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (b)	7.50%	02/01/26	570,098

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$845,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	$779,014
350,000	Rockies Express Pipeline LLC (b)	4.95%	07/15/29	332,129
100,000	Rockies Express Pipeline LLC (b)	6.88%	04/15/40	89,568
774,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	757,734
1,705,000	Venture Global Calcasieu Pass LLC (b)	4.13%	08/15/31	1,603,075
				7,478,748

	Real Estate Investment Trusts — 1.8%
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	74,815
1,310,000	American Assets Trust L.P.	3.38%	02/01/31	1,160,979
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	75,288
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	507,302
560,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	558,320
305,000	American Campus Communities Operating Partnership L.P.	2.25%	01/15/29	286,484
655,000	American Campus Communities Operating Partnership L.P.	2.85%	02/01/30	623,341
2,235,000	American Homes 4 Rent L.P.	3.63%	04/15/32	2,042,387
250,000	Boston Properties L.P.	2.75%	10/01/26	237,514
200,000	Boston Properties L.P.	3.40%	06/21/29	185,382
550,000	Camden Property Trust	2.95%	12/15/22	551,226
500,000	CubeSmart L.P.	4.38%	02/15/29	496,467
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	202,894
3,625,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	3,640,242
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	177,741
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	184,350
555,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	508,339
490,000	Healthcare Realty Trust, Inc.	3.63%	01/15/28	469,854
330,000	Healthcare Trust of America Holdings L.P.	3.10%	02/15/30	295,698
865,000	Healthcare Trust of America Holdings L.P.	2.00%	03/15/31	700,309
500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	484,664
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	174,558
310,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	271,327
1,350,000	Iron Mountain Information Management Services, Inc. (b)	5.00%	07/15/32	1,242,405
200,000	Iron Mountain, Inc. (b)	5.25%	07/15/30	192,060
200,000	Iron Mountain, Inc. (b)	4.50%	02/15/31	179,687
400,000	Kilroy Realty L.P.	3.45%	12/15/24	395,707
400,000	Kilroy Realty L.P.	4.38%	10/01/25	402,868
505,000	LXP Industrial Trust	2.70%	09/15/30	428,094
250,000	National Retail Properties, Inc.	3.90%	06/15/24	252,135
250,000	Realty Income Corp.	4.63%	11/01/25	258,516
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	325,399
300,000	Ventas Realty L.P.	3.75%	05/01/24	301,152
250,000	Ventas Realty L.P.	2.65%	01/15/25	243,173
245,000	VICI Properties L.P.	4.95%	02/15/30	241,133
1,250,000	VICI Properties L.P.	5.13%	05/15/32	1,243,006
503,000	VICI Properties L.P.	5.63%	05/15/52	492,585
117,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	5.63%	05/01/24	118,469
399,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	391,531
290,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	09/01/26	277,759
210,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	5.75%	02/01/27	212,171
85,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	78,877
215,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	01/15/28	200,969

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$280,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.88%	02/15/29	$252,073
				21,639,250

	Retail — 0.6%
885,000	Asbury Automotive Group, Inc. (b)	4.63%	11/15/29	816,691
750,000	Asbury Automotive Group, Inc. (b)	5.00%	02/15/32	680,621
1,260,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC (b)	5.13%	04/15/29	1,108,113
1,817,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	1,574,231
164,000	FirstCash, Inc. (b)	4.63%	09/01/28	149,180
788,000	FirstCash, Inc. (b)	5.63%	01/01/30	752,777
2,170,000	Michaels (The) Cos., Inc. (b)	7.88%	05/01/29	1,558,700
				6,640,313

	Semiconductors — 0.2%
75,000	Broadcom, Inc.	3.63%	10/15/24	74,914
295,000	Broadcom, Inc.	4.30%	11/15/32	280,068
660,000	Broadcom, Inc. (b)	3.42%	04/15/33	573,286
415,000	Intel Corp.	3.73%	12/08/47	373,199
560,000	TSMC Arizona Corp.	4.50%	04/22/52	566,075
				1,867,542

	Software — 0.2%
960,000	Oracle Corp.	2.88%	03/25/31	818,499
655,000	Oracle Corp.	3.80%	11/15/37	540,705
490,000	Oracle Corp.	4.00%	11/15/47	381,024
1,081,000	Oracle Corp.	3.95%	03/25/51	834,147
				2,574,375

	Telecommunications — 2.0%
775,000	AT&T, Inc.	2.55%	12/01/33	660,472
150,000	AT&T, Inc.	4.50%	05/15/35	150,261
200,000	AT&T, Inc.	5.25%	03/01/37	216,197
594,000	AT&T, Inc.	4.85%	03/01/39	596,462
750,000	AT&T, Inc.	4.30%	12/15/42	702,457
605,000	AT&T, Inc.	4.75%	05/15/46	599,163
2,720,000	AT&T, Inc.	3.80%	12/01/57	2,256,371
1,380,000	CommScope, Inc. (b)	4.75%	09/01/29	1,216,125
456,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	424,992
625,000	Level 3 Financing, Inc. (b)	4.63%	09/15/27	576,572
1,515,000	Level 3 Financing, Inc. (b)	3.63%	01/15/29	1,281,243
300,000	Level 3 Financing, Inc. (b)	3.75%	07/15/29	256,406
1,070,000	Level 3 Financing, Inc. (b)	3.88%	11/15/29	944,644
1,800,000	Lumen Technologies, Inc. (b)	5.38%	06/15/29	1,544,778
342,000	Qwest Corp.	7.25%	09/15/25	362,055
335,000	SES GLOBAL Americas Holdings, Inc. (b)	5.30%	03/25/44	297,425
542,000	Sprint Corp.	7.88%	09/15/23	569,913
3,630,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	4.74%	03/20/25	3,657,252
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	5.15%	03/20/28	289,257
950,000	T-Mobile USA, Inc. (b)	2.25%	02/15/26	889,599
125,000	T-Mobile USA, Inc.	2.25%	02/15/26	117,052

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$74,000	T-Mobile USA, Inc.	4.75%	02/01/28	$74,393
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	892,345
1,445,000	T-Mobile USA, Inc.	3.88%	04/15/30	1,386,241
700,000	T-Mobile USA, Inc.	2.55%	02/15/31	608,748
2,000,000	T-Mobile USA, Inc.	3.50%	04/15/31	1,842,580
250,000	T-Mobile USA, Inc.	4.38%	04/15/40	235,122
456,000	Verizon Communications, Inc.	2.36%	03/15/32	391,384
1,215,000	Zayo Group Holdings, Inc. (b)	4.00%	03/01/27	1,062,275
				24,101,784

	Transportation — 0.0%
505,000	Union Pacific Corp.	3.50%	02/14/53	433,062
	Total Corporate Bonds and Notes			271,945,260
	(Cost $292,907,354)

ASSET-BACKED SECURITIES — 17.1%
	321 Henderson Receivables LLC
272,398	Series 2013-2A, Class A (b)	4.21%	03/15/62	267,427
	ABFC Trust
76,458	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (b) (d)	1.31%	05/25/37	72,375
1,017,880	Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (d)	2.26%	06/25/37	790,259
	ACE Securities Corp. Home Equity Loan Trust
3,473,847	Series 2006-ASP6, Class A2C, 1 Mo. LIBOR + 0.32% (d)	1.33%	12/25/36	1,423,924
831,095	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (d)	1.31%	06/25/36	659,893
2,208,509	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)	1.31%	01/25/37	1,361,948
3,049,182	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)	1.22%	02/25/37	1,574,791
	AFN ABSPROP001 LLC
3,675,941	Series 2019-1A, Class A1 (b)	3.78%	05/20/49	3,588,411
	AGL CLO Ltd.
1,200,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)	2.22%	07/20/34	1,168,310
2,000,000	Series 2021-13A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)	2.22%	10/20/34	1,944,911
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (b) (d)	2.76%	04/20/32	1,548,396
	AIMCO CLO
2,600,000	Series 2015-AA, Class BR2, 3 Mo. LIBOR + 1.60% (b) (d)	2.64%	10/17/34	2,483,524
	Aimco CLO Ltd.
2,100,000	Series 2020-11A, Class AR, 3 Mo. LIBOR + 1.13% (b) (d)	2.17%	10/17/34	2,038,511
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
475,475	Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (d)	1.74%	09/25/32	493,413
	AMMC CLO Ltd.
2,500,000	Series 2021-24A, Class B, 3 Mo. LIBOR + 1.75% (b) (d)	2.81%	01/20/35	2,410,625
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	2.74%	10/22/34	1,554,173
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (b) (d)	1.87%	01/25/34	1,908,149
	Argent Securities Trust
1,300,695	Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (d)	1.39%	03/25/36	782,538
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
138,252	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (d)	1.67%	11/25/35	135,778
2,200,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (d)	1.70%	11/25/35	1,888,037

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	BCMSC Trust
$2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	$458,979
	BlueMountain CLO XXXI Ltd.
2,500,000	Series 2021-31A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	2.74%	04/19/34	2,411,858
	BNC Mortgage Loan Trust
1,281,857	Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (d)	1.33%	11/25/36	1,249,441
	CAL Funding IV Ltd.
1,287,500	Series 2020-1A, Class A (b)	2.22%	09/25/45	1,177,889
	Carrington Mortgage Loan Trust
3,517	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.72% (d)	1.73%	10/25/35	3,569
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (b)	(h)	09/08/27	1,200,793
3,300	Series 2021-N2, Class R (b)	(h)	03/10/28	1,548,628
2,800	Series 2021-P4, Class R (b)	(h)	09/11/28	1,447,880
19,300	Series 2022-N1, Class R (b) (i)	(h)	12/11/28	3,541,743
2,500	Series 2022-P2, Class R (b) (i)	(h)	05/10/28	1,087,500
17,100	Series 2022-P2, Class R (b) (i)	(h)	05/10/29	2,906,316
	C-BASS TRUST
2,759,784	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (c)	3.14%	01/25/37	1,058,376
2,733,662	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (c)	3.14%	01/25/37	1,048,322
	Cedar Funding XIV CLO Ltd.
1,850,000	Series 2021-14A, Class A, 3 Mo. LIBOR + 1.10% (b) (d)	2.14%	07/15/33	1,817,174
	CF Hippolyta Issuer LLC
3,743,688	Series 2020-1, Class A1 (b)	1.69%	07/15/60	3,439,303
	CIT Education Loan Trust
3,392,082	Series 2005-1, Class A4, 3 Mo. LIBOR + 0.16% (d)	0.99%	12/15/33	3,224,881
	Citigroup Mortgage Loan Trust
2,837,911	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (d)	1.21%	12/25/36	2,167,804
	Citigroup Mortgage Loan Trust, Inc.
372,844	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (d)	1.27%	06/25/37	365,337
	CMFT Net Lease Master Issuer LLC
2,888,189	Series 2021-1, Class A1 (b)	2.09%	07/20/51	2,546,250
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (b)	3.30%	12/26/51	1,819,568
	Conseco Finance Corp.
1,959,054	Series 1999-3, Class A8	7.06%	02/01/31	1,818,765
	CoreVest American Finance Trust
1,244,967	Series 2020-1, Class XA, IO (a) (b)	2.66%	03/15/50	97,462
1,035,842	Series 2020-3, Class XA, IO (a) (b)	3.68%	08/15/53	105,237
1,250,000	Series 2020-3, Class XB, IO (a) (b)	2.62%	08/15/53	185,206
1,640,000	Series 2020-4, Class B (b)	1.71%	12/15/52	1,471,607
	Credit-Based Asset Servicing & Securitization LLC
931,106	Series 2006-MH1, Class B1 (b)	6.25%	10/25/36	909,270
	CWABS Asset-Backed Certificates Trust
1,600,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.72% (d)	1.73%	05/25/36	1,548,365
61,098	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (d)	1.35%	09/25/36	61,081
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (b)	2.06%	02/27/51	2,041,342
	Dryden CLO Ltd.
625,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	3.06%	05/15/32	607,475
3,100,000	Series 2020-85A, Class AR, 3 Mo. LIBOR + 1.15% (b) (d)	2.19%	10/15/35	2,988,539

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Eaton Vance CLO Ltd.
$1,800,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (b) (d)	2.14%	04/15/31	$1,759,755
1,750,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.17% (b) (d)	2.21%	10/15/34	1,702,418
	ECMC Group Student Loan Trust
1,738,575	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d)	2.06%	05/25/67	1,716,148
1,637,528	Series 2021-1A, Class A1B, 1 Mo. LIBOR + 0.57% (b) (d)	1.58%	11/25/70	1,588,115
	Elmwood CLO VI Ltd.
2,600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	2.71%	10/20/34	2,492,221
	EquiFirst Mortgage Loan Trust
14,649	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (d)	1.73%	04/25/35	14,634
	First Franklin Mortgage Loan Trust
65,968	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (d)	1.31%	08/25/36	62,133
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (b)	1.74%	08/17/37	4,410,616
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	2.64%	07/19/34	959,494
	Fremont Home Loan Trust
39,545	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (d)	1.69%	11/25/35	38,996
	GCI Funding I LLC
1,485,250	Series 2021-1, Class A (b)	2.38%	06/18/46	1,335,530
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR, 3 Mo. LIBOR + 1.11% (b) (d)	2.29%	04/24/31	1,180,633
	Golub Capital Partners CLO L.P.
1,575,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (b) (d)	2.89%	08/05/33	1,524,180
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. LIBOR + 1.05% (d)	2.06%	03/25/35	3,429,551
304,900	Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (d)	1.91%	08/25/37	307,664
	GSAMP Trust
913,556	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (d)	1.53%	06/25/36	886,907
1,177,305	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)	1.15%	01/25/37	772,567
	HPS Loan Management Ltd.
1,225,000	Series 10A-16, Class A1RR, 3 Mo. LIBOR + 1.14% (b) (d)	2.20%	04/20/34	1,192,442
2,700,000	Series 2021-16A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	2.88%	01/23/35	2,587,043
	Invitation Homes Trust
1,135,493	Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (b) (d)	1.99%	01/17/38	1,125,988
	JP Morgan Mortgage Acquisition Trust
695,858	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (c)	5.54%	10/25/36	483,010
608,990	Series 2006-WF1, Class A5	6.91%	07/25/36	217,800
957,702	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (c)	4.46%	01/25/37	605,662
	Lehman XS Trust
1,358,233	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (d)	1.35%	10/25/36	1,298,141
3,762,263	Series 2006-19, Class A3, 1 Mo. LIBOR + 0.50% (d)	1.51%	12/25/36	3,341,615
1,996,629	Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (d)	1.53%	02/25/47	1,935,230
	Long Beach Mortgage Loan Trust
2,303,069	Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.32% (d)	1.33%	09/25/36	770,757
	Magnetite XXI Ltd.
2,000,000	Series 2019-21A, Class BR, 3 Mo. LIBOR + 1.35% (b) (d)	2.41%	04/20/34	1,895,000
	Mastr Asset Backed Securities Trust
125,007	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (d)	1.17%	11/25/36	85,922
1,677,385	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (d)	1.23%	08/25/36	737,623
	Merrill Lynch First Franklin Mortgage Loan Trust
1,793,874	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (d)	1.29%	04/25/37	974,009

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch First Franklin Mortgage Loan Trust (Continued)
$3,298,321	Series 2007-5, Class 1A, 1 Mo. LIBOR + 0.85% (d)	1.86%	10/25/37	$2,369,765
	Merrill Lynch Mortgage Investors Trust
3,005,274	Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (d)	1.47%	11/25/37	1,289,628
	Morgan Stanley ABS Capital I, Inc. Trust
1,911,253	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)	1.11%	10/25/36	998,987
1,850,455	Series 2006-HE8, Class A2C, 1 Mo. LIBOR + 0.14% (d)	1.15%	10/25/36	970,463
1,311,937	Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (d)	1.19%	02/25/37	482,936
1,864,182	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)	1.27%	05/25/37	1,557,266
	Navient Student Loan Trust
1,941,035	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.45% (b) (d)	1.95%	08/23/36	1,873,687
24,905	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d)	1.52%	06/25/31	24,193
2,588,971	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)	2.51%	06/25/65	2,608,092
1,733,883	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (d)	2.26%	06/25/65	1,698,339
4,269,000	Series 2018-2A, Class A3, 1 Mo. LIBOR + 0.75% (b) (d)	1.76%	03/25/67	4,144,360
2,500,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (b) (d)	2.56%	07/25/68	2,408,201
	Neuberger Berman Loan Advisers CLO Ltd.
1,300,000	Series 2021-43A, Class A, 3 Mo. LIBOR + 1.13% (b) (d)	2.17%	07/17/35	1,263,796
	NovaStar Mortgage Funding Trust
666,283	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (d)	1.21%	09/25/37	645,876
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	2.76%	07/20/34	1,440,094
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (d)	2.20%	07/15/36	2,043,986
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)	2.20%	07/02/35	1,947,295
3,000,000	Series 2020-5A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	2.64%	04/18/33	2,896,012
	Palmer Square CLO Ltd.
3,100,000	Series 2020-3A, Class A1AR, 3 Mo. LIBOR + 1.08% (b) (d)	2.49%	11/15/31	3,056,856
	Progress Residential Trust
1,200,000	Series 2019-SFR3, Class F (b)	3.87%	09/17/36	1,163,949
	Regata XII Funding Ltd.
1,600,000	Series 2019-1A, Class BR, 3 Mo. LIBOR + 1.60% (b) (d)	2.64%	10/15/32	1,547,285
	Residential Asset Mortgage Products, Inc.
1,400,000	Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (d)	1.55%	02/25/36	1,333,802
2,133,878	Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.50% (d)	1.50%	05/25/36	2,090,271
	Residential Asset Securities Corp.
54,981	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (d)	1.64%	12/25/35	54,729
79,539	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (d)	1.50%	04/25/36	78,692
	Rockford Tower CLO Ltd.
1,325,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	3.13%	08/20/32	1,286,128
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (b)	3.81%	04/20/45	1,743,153
	Saxon Asset Securities Trust
1,287,091	Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (d)	1.47%	03/25/36	1,249,660
	Securitized Asset Backed Receivables LLC Trust
2,450,429	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (d)	1.29%	06/25/36	1,731,491
	Skyline Aircraft Finance LLC
651,701	Series 2020-1, Class A (i) (j)	3.23%	05/10/38	605,929
	SLC Student Loan Trust
1,075,030	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)	2.43%	12/15/32	1,076,810
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (b)	(h)	10/28/29	716,564

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust
$2,127,926	Series 2006-2, Class B, 3 Mo. LIBOR + 0.22% (d)	1.40%	01/25/41	$1,907,805
3,400	Series 2006-2, Class R	(h)	01/25/41	1,041,514
2,412,774	Series 2007-1, Class B, 3 Mo. LIBOR + 0.22% (d)	1.40%	01/27/42	2,152,434
1,375	Series 2007-4, Class R	(h)	01/25/42	506,188
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)	1.93%	10/27/70	805,726
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)	2.38%	01/25/83	244,576
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)	2.38%	04/26/83	264,737
840,619	Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (d)	2.83%	07/25/22	840,245
2,463,286	Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (d)	2.88%	07/25/23	2,461,745
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (d)	3.03%	07/25/73	643,490
340,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (d)	3.03%	07/26/83	323,583
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (d)	3.43%	10/25/75	216,415
2,069,221	Series 2008-9, Class A, 3 Mo. LIBOR + 1.50% (d)	2.68%	04/25/23	2,071,017
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (d)	3.43%	10/25/83	770,411
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)	2.81%	09/25/43	97,537
	Soundview Home Loan Trust
2,140,244	Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (d)	1.22%	06/25/37	1,567,009
208,534	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (d)	1.26%	07/25/37	173,246
	Specialty Underwriting & Residential Finance Trust
2,923,196	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (d)	1.49%	09/25/37	2,226,624
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. LIBOR + 0.71% (d)	1.71%	02/25/35	4,803,758
1,049,890	Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (d)	1.33%	10/25/36	977,149
	Structured Receivables Finance LLC
79,221	Series 2010-B, Class A (b)	3.73%	08/15/36	78,316
	STWD Ltd.
2,483,000	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + 1.51% (b) (d)	2.31%	07/15/38	2,471,137
	TAL Advantage VII LLC
2,926,256	Series 2020-1A, Class A (b)	2.05%	09/20/45	2,672,765
	Textainer Marine Containers Ltd.
470,000	Series 2021-3A, Class A (b)	1.94%	08/20/46	409,318
	Textainer Marine Containers VII Ltd.
1,683,759	Series 2020-2A, Class A (b)	2.10%	09/20/45	1,543,938
	TRESTLES CLO V Ltd.
1,900,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (d)	2.23%	10/20/34	1,848,391
	Tricon American Homes Trust
1,400,000	Series 2017-SFR2, Class E (b)	4.22%	01/17/36	1,367,000
	Triton Container Finance VIII LLC
3,274,529	Series 2021-1A, Class A (b)	1.86%	03/20/46	2,882,502
	Wachovia Student Loan Trust
1,502,000	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (b) (d)	1.42%	04/25/40	1,392,793
	WaMu Asset-Backed Certificates WaMu Trust
1,641,321	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)	1.26%	04/25/37	711,660
	Washington Mutural Asset-Backed Certificates WMABS Trust
425,932	Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (d)	1.16%	10/25/36	351,033
	Total Asset-Backed Securities			204,105,514
	(Cost $216,338,767)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 15.1%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
$231,994	Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (d)	1.46%	09/25/49	$231,942
	Federal National Mortgage Association
1,015,366	Series 2011-116, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (k)	4.99%	11/25/41	100,166
138,242	Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (d)	1.46%	06/25/42	138,536
150,120	Series 2012-128, Class UA	2.50%	06/25/42	142,637
1,231,282	Series 2013-18, Class MI, IO	3.00%	02/25/33	72,488
279,963	Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (d)	1.41%	07/25/49	279,301
	Government National Mortgage Association
1,059,627	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (k)	5.67%	10/20/33	64,140
1,033,762	Series 2018-63, Class IO, IO	4.00%	09/20/47	165,414
289,370	Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (d)	1.33%	07/20/49	288,258
206,457	Series 2020-133, Class FA (e)	0.99%	02/20/49	206,384
				1,689,266

	Commercial Mortgage-Backed Securities — 1.4%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
11,252,772	Series 2021-P009, Class X, IO (a)	1.46%	01/25/31	787,372
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (e)	1.01%	07/25/33	360,995
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
6,810,469	Series 2012-K021, Class X3, IO (a)	1.95%	07/25/40	68
2,500,000	Series 2012-K022, Class X3, IO (a)	1.80%	08/25/40	6,741
11,075,000	Series 2013-K025, Class X3, IO (a)	1.74%	11/25/40	68,257
30,000,000	Series 2013-K026, Class X3, IO (a)	1.79%	12/25/40	230,409
72,055,410	Series 2013-K031, Class X1, IO (a)	0.18%	04/25/23	101,793
16,904,539	Series 2013-K035, Class X1, IO (a)	0.32%	08/25/23	61,906
4,000,000	Series 2013-K035, Class X3, IO (a)	1.79%	12/25/41	78,518
2,500,000	Series 2014-K037, Class X3, IO (a)	2.21%	01/25/42	83,352
31,038,799	Series 2014-K039, Class X1, IO (a)	0.70%	07/25/24	388,736
2,145,000	Series 2014-K039, Class X3, IO (a)	2.11%	08/25/42	106,362
115,602,498	Series 2015-K043, Class X1, IO (a)	0.52%	12/25/24	1,377,427
11,238,112	Series 2015-K044, Class X1, IO (a)	0.74%	01/25/25	187,888
7,323,753	Series 2015-K045, Class X1, IO (a)	0.42%	11/25/25	75,924
20,449,223	Series 2015-K048, Class X3, IO (a)	1.49%	08/25/43	838,731
15,961,097	Series 2015-K051, Class X1, IO (a)	0.51%	09/25/25	228,529
107,985	Series 2015-K720, Class X1, IO (a) (l)	0.57%	08/25/22	8
6,897,149	Series 2016-K056, Class X3, IO (a)	2.11%	06/25/44	506,229
1,900,000	Series 2016-K060, Class X3, IO (a)	1.90%	12/25/44	136,226
26,082,170	Series 2016-K723, Class X3, IO (a)	1.91%	10/25/34	644,222
89,958	Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (d)	1.28%	10/25/23	90,000
3,651,495	Series 2016-KS06, Class X, IO (a)	1.05%	08/25/26	110,520
4,861,726	Series 2016-KS07, Class X, IO (a)	0.63%	09/25/25	91,014
39,314,168	Series 2016-KW01, Class X1, IO (a)	0.97%	01/25/26	1,083,027
10,041,712	Series 2017-K726, Class X1, IO (a)	0.89%	04/25/24	139,312
2,230,000	Series 2017-K728, Class X3, IO (a)	1.95%	11/25/45	99,578
1,359,513	Series 2019-KC04, Class X1, IO (a)	1.26%	12/25/26	48,562
7,146,064	Series 2019-KC05, Class X1, IO (a)	1.20%	06/25/27	264,918
5,594,875	Series 2019-KLU1, Class X3, IO (a)	3.97%	01/25/31	697,399
77,050,000	Series 2022-Q017, Class X, IO (e)	1.22%	04/25/30	2,584,600
	Federal National Mortgage Association
159,615	Series 2015-M4, Class X2, IO (a) (l)	0.18%	07/25/22	2

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association (Continued)
$45,308	Series 2016-M2, Class X3, IO (a) (l)	2.12%	04/25/36	$0
1,390,279	Series 2016-M4, Class X2, IO (a)	2.63%	01/25/39	10,808
162,515	Series 2016-M11, Class X2, IO (a)	2.92%	07/25/39	1,947
480,591	Series 2018-M10, Class A1 (a)	3.36%	07/25/28	486,517
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	214,805
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 1 Mo. LIBOR + 2.30% (b) (d)	3.10%	06/25/26	2,254,001
	Government National Mortgage Association
145,113	Series 2011-119, Class D	3.51%	04/16/45	144,656
579,658	Series 2011-142, Class B (e)	3.37%	02/16/44	578,973
381,155	Series 2013-125, Class IO, IO (e)	0.21%	10/16/54	5,598
410,472	Series 2013-162, Class C (e)	3.00%	01/16/44	409,916
907,975	Series 2014-52, Class D (e)	3.64%	05/16/46	904,693
901,995	Series 2014-125, Class IO, IO (e)	0.94%	11/16/54	28,127
				16,518,666

	Pass-through Securities — 13.6%
	Federal Home Loan Mortgage Corporation
562,733	Pool WN0006	3.42%	07/01/30	559,305
	Federal National Mortgage Association
465,603	Pool AM2974	4.10%	04/01/43	473,945
1,507,699	Pool AM9897	3.50%	09/01/35	1,486,713
35,225,000	Pool TBA (m)	2.00%	06/15/52	31,248,428
63,150,000	Pool TBA (m)	2.50%	06/15/52	58,112,801
53,200,000	Pool TBA (m)	3.00%	06/15/52	50,722,875
5,675,000	Pool TBA (m)	3.50%	06/15/52	5,564,604
5,550,000	Pool TBA (m)	4.00%	06/15/52	5,553,902
9,200,000	Pool TBA (m)	2.00%	07/15/52	8,150,625
				161,873,198
	Total U.S. Government Agency Mortgage-Backed Securitie			180,081,130
	(Cost $179,314,105)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 6.3%
	Banks — 2.5%
1,025,000	ABN AMRO Bank N.V. (USD) (b) (f)	2.47%	12/13/29	898,661
205,000	Credit Suisse Group AG (USD) (b) (f)	2.59%	09/11/25	196,356
1,640,000	Credit Suisse Group AG (USD) (b) (f)	2.19%	06/05/26	1,520,414
520,000	Credit Suisse Group AG (USD) (b) (f)	1.31%	02/02/27	456,565
3,235,000	Credit Suisse Group AG (USD) (b) (f)	3.09%	05/14/32	2,732,280
955,000	DNB Bank ASA (USD) (b) (f)	0.86%	09/30/25	898,772
435,000	DNB Bank ASA (USD) (b) (f)	1.61%	03/30/28	385,410
200,000	Global Bank Corp. (USD) (f) (n)	5.25%	04/16/29	190,467
590,000	HSBC Holdings PLC (USD) (f)	0.98%	05/24/25	557,180
525,000	HSBC Holdings PLC (USD) (f)	1.59%	05/24/27	470,233
3,160,000	HSBC Holdings PLC (USD) (f) (o)	4.76%	06/09/28	3,160,000
2,070,000	HSBC Holdings PLC (USD) (f)	2.01%	09/22/28	1,814,367

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
1,440,000	HSBC Holdings PLC (USD) (f)	2.21%	08/17/29	$1,249,015
1,175,000	HSBC Holdings PLC (USD) (f)	2.80%	05/24/32	1,001,996
3,755,000	Lloyds Banking Group PLC (USD) (f)	2.91%	11/07/23	3,752,068
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	201,233
365,000	Lloyds Banking Group PLC (USD) (f)	3.87%	07/09/25	365,739
760,000	Lloyds Banking Group PLC (USD) (f)	3.75%	03/18/28	738,942
390,000	Macquarie Group Ltd. (USD) (b) (f)	3.19%	11/28/23	390,070
565,000	Macquarie Group Ltd. (USD) (b) (f)	1.34%	01/12/27	506,000
40,000	Macquarie Group Ltd. (USD) (b) (f)	2.69%	06/23/32	33,509
1,070,000	Macquarie Group Ltd. (USD) (b) (f)	2.87%	01/14/33	895,038
700,000	Macquarie Group Ltd. (USD) (b) (f)	4.44%	06/21/33	664,860
1,575,000	NatWest Group PLC (USD) (f)	4.27%	03/22/25	1,579,585
1,420,000	Santander UK Group Holdings PLC (USD) (f)	4.80%	11/15/24	1,441,766
525,000	Santander UK Group Holdings PLC (USD) (f)	1.09%	03/15/25	497,344
2,390,000	Santander UK Group Holdings PLC (USD) (f)	1.67%	06/14/27	2,138,646
430,000	Santander UK Group Holdings PLC (USD) (f)	2.47%	01/11/28	391,484
				29,128,000

	Beverages — 0.2%
505,000	Bacardi Ltd. (USD) (b)	2.75%	07/15/26	475,834
670,000	Bacardi Ltd. (USD) (b)	4.70%	05/15/28	675,437
1,000,000	Becle SAB de CV (USD) (b)	2.50%	10/14/31	854,575
				2,005,846

	Biotechnology — 0.1%
1,290,000	Grifols Escrow Issuer S.A. (USD) (b)	4.75%	10/15/28	1,181,414

	Chemicals — 0.1%
925,000	EverArc Escrow Sarl (USD) (b)	5.00%	10/30/29	802,118
275,000	Herens Holdco Sarl (USD) (b)	4.75%	05/15/28	238,241
				1,040,359

	Commercial Services — 0.0%
200,000	DP World Crescent Ltd. (USD) (b)	4.85%	09/26/28	202,594

	Diversified Financial Services — 0.5%
55,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	54,989
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.88%	01/23/28	106,861
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.00%	10/29/28	1,443,194
1,940,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.30%	01/30/32	1,635,580
100,000	Avolon Holdings Funding Ltd. (USD) (b)	3.95%	07/01/24	97,858
325,000	Avolon Holdings Funding Ltd. (USD) (b)	2.88%	02/15/25	305,969
1,975,000	Avolon Holdings Funding Ltd. (USD) (b)	2.53%	11/18/27	1,708,251
82,000	Park Aerospace Holdings Ltd. (USD) (b)	5.50%	02/15/24	82,813
				5,435,515

	Electric — 0.1%
500,000	Comision Federal de Electricidad (USD) (b)	4.69%	05/15/29	461,600
250,000	Mong Duong Finance Holdings B.V. (USD) (n)	5.13%	05/07/29	218,125
				679,725

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (USD) (b)	4.00%	08/01/28	$1,261,312
300,000	Waste Connections, Inc. (USD)	2.60%	02/01/30	269,146
				1,530,458

	Food — 0.2%
675,000	JBS USA LUX S.A. / JBS USA Finance, Inc. (USD) (b)	6.75%	02/15/28	702,634
443,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	5.50%	01/15/30	430,293
1,350,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	3.75%	12/01/31	1,166,597
				2,299,524

	Internet — 0.0%
200,000	Tencent Holdings Ltd. (USD) (b)	3.68%	04/22/41	162,687
200,000	Tencent Holdings Ltd. (USD) (b)	3.84%	04/22/51	156,512
				319,199

	Machinery-Diversified — 0.0%
222,000	Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD) (b)	7.75%	04/15/26	211,988

	Media — 0.0%
270,000	Virgin Media Secured Finance PLC (USD) (b)	5.50%	05/15/29	265,854
100,000	Virgin Media Secured Finance PLC (USD) (b)	4.50%	08/15/30	90,605
				356,459

	Mining — 0.2%
250,000	Corp. Nacional del Cobre de Chile (USD) (n)	3.15%	01/14/30	227,435
200,000	Freeport Indonesia PT (USD) (b)	4.76%	04/14/27	201,500
1,200,000	Indonesia Asahan Aluminium Persero PT (USD) (n)	4.75%	05/15/25	1,201,530
700,000	Indonesia Asahan Aluminium Persero PT (USD) (b)	6.53%	11/15/28	750,288
				2,380,753

	Miscellaneous Manufacturing — 0.1%
1,003,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	991,989
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	40,079
				1,032,068

	Oil & Gas — 0.7%
450,000	Ecopetrol SA (USD)	6.88%	04/29/30	454,815
200,000	KazMunayGas National Co. JSC (USD) (n)	4.75%	04/19/27	187,905
900,000	KazMunayGas National Co. JSC (USD) (n)	5.38%	04/24/30	834,976
1,100,000	Pertamina Persero PT (USD) (b)	3.10%	08/27/30	997,314
370,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	299,796
105,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	75,711
180,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	139,827
110,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	79,330
2,550,000	Petronas Capital Ltd. (USD) (b)	3.50%	04/21/30	2,460,740
1,150,000	Qatar Energy (USD) (n)	2.25%	07/12/31	1,022,372
200,000	SA Global Sukuk Ltd. (USD) (n)	1.60%	06/17/26	185,561
700,000	Saudi Arabian Oil Co. (USD) (n)	1.63%	11/24/25	657,573
200,000	Saudi Arabian Oil Co. (USD) (b)	2.25%	11/24/30	177,569
355,313	Transocean Poseidon Ltd. (USD) (b)	6.88%	02/01/27	338,217
				7,911,706

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas Services — 0.1%
1,154,250	Transocean Phoenix 2 Ltd. (USD) (b)	7.75%	10/15/24	$1,144,883
276,750	Transocean Proteus Ltd. (USD) (b)	6.25%	12/01/24	269,214
				1,414,097

	Packaging & Containers — 0.3%
2,200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (b)	5.25%	08/15/27	1,846,449
1,800,000	Trivium Packaging Finance B.V. (USD) (b)	5.50%	08/15/26	1,791,000
				3,637,449

	Pharmaceuticals — 0.0%
2,050,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (USD) (b)	6.00%	06/30/28	143,500
365,000	Jazz Securities DAC (USD) (b)	4.38%	01/15/29	352,429
				495,929

	Pipelines — 0.2%
2,113,892	Galaxy Pipeline Assets Bidco Ltd. (USD) (b)	2.16%	03/31/34	1,856,803
400,000	KazTransGas JSC (USD) (n)	4.38%	09/26/27	362,440
				2,219,243

	Real Estate — 0.0%
605,000	China Aoyuan Group Ltd. (USD) (n)	6.35%	02/08/24	130,075
200,000	China SCE Group Holdings Ltd. (USD) (n)	7.00%	05/02/25	96,000
400,000	Sunac China Holdings Ltd. (USD) (n)	6.50%	01/10/25	68,200
200,000	Times China Holdings Ltd. (USD) (n)	6.75%	07/08/25	64,000
415,000	Zhenro Properties Group Ltd. (USD) (n)	6.63%	01/07/26	41,792
				400,067

	Retail — 0.2%
2,350,000	1011778 BC ULC / New Red Finance, Inc. (USD) (b)	4.00%	10/15/30	2,065,873
510,000	Alimentation Couche-Tard, Inc. (USD) (b)	3.55%	07/26/27	486,250
				2,552,123

	Savings & Loans — 0.2%
135,000	Nationwide Building Society (USD) (b) (f)	3.77%	03/08/24	135,240
1,165,000	Nationwide Building Society (USD) (b) (f)	4.36%	08/01/24	1,175,221
1,520,000	Nationwide Building Society (USD) (b) (f)	2.97%	02/16/28	1,420,498
				2,730,959

	Telecommunications — 0.5%
200,000	C&W Senior Financing DAC (USD) (b)	6.88%	09/15/27	187,890
600,000	Intelsat Jackson Holdings S.A. (USD) (p)	5.50%	08/01/23	261,078
750,000	Intelsat Jackson Holdings S.A. (USD) (b) (p)	8.50%	10/15/24	361,305
303,000	Intelsat Jackson Holdings S.A. (USD) (b) (p)	9.75%	07/15/25	136,038
1,929,000	Intelsat Jackson Holdings S.A. (USD) (b)	6.50%	03/15/30	1,808,437
200,000	SES S.A. (USD) (b)	3.60%	04/04/23	200,175
1,235,000	Vmed O2 UK Financing I PLC (USD) (b)	4.25%	01/31/31	1,088,776
895,000	Vodafone Group PLC (USD)	5.25%	05/30/48	900,015
113,000	Vodafone Group PLC (USD)	4.88%	06/19/49	108,629
580,000	Vodafone Group PLC (USD)	4.25%	09/17/50	514,256
				5,566,599

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation — 0.0%
200,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (b)	3.65%	05/07/30	$184,013
	Total Foreign Corporate Bonds and Notes			74,916,087
	(Cost $81,680,626)

FOREIGN SOVEREIGN BONDS AND NOTES — 5.2%
	Bahrain — 0.1%
825,000	CBB International Sukuk Co. 7 SPC (USD) (n)	6.88%	10/05/25	883,522

	Brazil — 0.3%
1,650,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	1,594,008
700,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	686,304
1,350,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	1,211,320
				3,491,632

	Chile — 0.2%
2,200,000	Chile Government International Bond (USD)	3.24%	02/06/28	2,137,812
600,000	Chile Government International Bond (USD)	2.55%	01/27/32	530,756
				2,668,568

	Colombia — 0.2%
2,250,000	Colombia Government International Bond (USD)	4.50%	01/28/26	2,210,089
550,000	Colombia Government International Bond (USD)	3.00%	01/30/30	454,791
400,000	Colombia Government International Bond (USD)	3.13%	04/15/31	324,699
				2,989,579

	Dominican Republic — 0.2%
2,850,000	Dominican Republic International Bond (USD) (b)	4.50%	01/30/30	2,508,155
350,000	Dominican Republic International Bond (USD) (n)	4.88%	09/23/32	302,240
				2,810,395

	Egypt — 0.0%
400,000	Egypt Government International Bond (USD) (b)	5.25%	10/06/25	362,015
200,000	Egypt Government International Bond (USD) (n)	5.25%	10/06/25	181,007
				543,022

	Guatemala — 0.1%
1,000,000	Guatemala Government Bond (USD) (n)	4.90%	06/01/30	960,661
715,000	Guatemala Government Bond (USD) (n)	3.70%	10/07/33	594,865
				1,555,526

	Hong Kong — 0.1%
915,000	Airport Authority Hong Kong (USD) (b)	3.25%	01/12/52	747,542

	Hungary — 0.1%
2,250,000	Hungary Government International Bond (USD) (b)	2.13%	09/22/31	1,819,373

	Indonesia — 0.2%
800,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	743,883

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Indonesia (Continued)
2,000,000	Perusahaan Penerbit SBSN Indonesia III (USD) (b)	2.80%	06/23/30	$1,820,500
				2,564,383

	Japan — 1.0%
1,475,000,000	Japan Treasury Discount Bill, Series 1076 (JPY)	(h)	08/01/22	11,459,770

	Mexico — 0.4%
3,350,000	Mexico Government International Bond (USD)	3.75%	01/11/28	3,300,419
1,260,000	Mexico Government International Bond (USD)	2.66%	05/24/31	1,089,445
300,000	Mexico Government International Bond (USD)	4.75%	04/27/32	301,981
				4,691,845

	Oman — 0.2%
600,000	Oman Government International Bond (USD) (n)	6.75%	10/28/27	635,267
1,450,000	Oman Government International Bond (USD) (n)	5.63%	01/17/28	1,463,282
				2,098,549

	Panama — 0.3%
500,000	Panama Government International Bond (USD)	3.88%	03/17/28	490,668
1,800,000	Panama Government International Bond (USD)	3.16%	01/23/30	1,662,174
1,300,000	Panama Government International Bond (USD)	2.25%	09/29/32	1,067,379
				3,220,221

	Paraguay — 0.2%
1,800,000	Paraguay Government International Bond (USD) (b)	4.95%	04/28/31	1,759,755
400,000	Paraguay Government International Bond (USD) (b)	2.74%	01/29/33	321,959
				2,081,714

	Peru — 0.2%
1,300,000	Peruvian Government International Bond (USD)	4.13%	08/25/27	1,306,014
1,003,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	906,513
				2,212,527

	Philippines — 0.2%
2,600,000	Philippine Government International Bond (USD)	2.46%	05/05/30	2,352,612
300,000	Philippine Government International Bond (USD)	1.95%	01/06/32	255,502
				2,608,114

	Qatar — 0.3%
2,302,000	Qatar Government International Bond (USD) (n)	4.50%	04/23/28	2,447,919
600,000	Qatar Government International Bond (USD) (n)	3.75%	04/16/30	615,133
				3,063,052

	Romania — 0.1%
1,650,000	Romanian Government International Bond (USD) (n)	3.00%	02/14/31	1,399,820

	Saudi Arabia — 0.3%
1,100,000	Saudi Government International Bond (USD) (n)	3.25%	10/26/26	1,101,165
1,900,000	Saudi Government International Bond (USD) (n)	3.63%	03/04/28	1,927,892
200,000	Saudi Government International Bond (USD) (n)	3.25%	10/22/30	196,065
				3,225,122

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	South Africa — 0.3%
2,358,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	$2,182,549
620,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	577,846
400,000	Republic of South Africa Government International Bond (USD)	5.88%	04/20/32	380,800
				3,141,195

	United Arab Emirates — 0.1%
1,600,000	Abu Dhabi Government International Bond (USD) (n)	2.50%	09/30/29	1,523,119

	Uruguay — 0.1%
500,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	517,505
1,100,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	1,149,226
				1,666,731
	Total Foreign Sovereign Bonds and Notes			62,465,321
	(Cost $66,686,557)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
$2,520,000	Federal Home Loan Banks	1.61%	09/04/24	2,474,334
2,515,000	Federal Home Loan Banks	1.61%	09/04/24	2,472,306
	Total U.S. Government Agency Securities			4,946,640
	(Cost $5,035,000)

MUNICIPAL BONDS — 0.2%
	California — 0.2%
1,010,000	Los Angeles CA Unif School District	5.75%	07/01/34	1,135,532
500,000	Los Angeles Dept of Water	6.01%	07/01/39	568,876
75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	77,615
				1,782,023

	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Aprt Rev	2.24%	11/15/30	193,510

	Florida — 0.0%
105,000	Cnty of Miami-Dade FL Aviation Rev	3.45%	10/01/30	101,578

	New York — 0.0%
50,000	Metro Transprtn Auth	5.18%	11/15/49	51,536
	Total Municipal Bonds			2,128,647
	(Cost $2,347,835)

Shares	Description	Value

COMMON STOCKS — 0.0%
	Telecommunications — 0.0%
15,736	Intelsat Jackson Emergence S.A. (i) (j) (l) (q)	0
	(Cost $527,164)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

RIGHTS — 0.0%
	Telecommunications — 0.0%
1,648	Intelsat Jackson Holdings S.A., Series A (i) (j) (l) (q)	$0
1,648	Intelsat Jackson Holdings S.A., Series B (i) (j) (l) (q)	0
	Total Rights	0
	(Cost $0)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 19.2%
$2,420,000	U.S. Treasury Bill	(h)	06/23/22	2,419,160
102,830,000	U.S. Treasury Bill	(h)	07/07/22	102,754,762
49,145,000	U.S. Treasury Bill	(h)	07/14/22	49,095,647
14,115,000	U.S. Treasury Bill	(h)	07/21/22	14,098,578
9,015,000	U.S. Treasury Bill	(h)	08/18/22	8,994,523
6,080,000	U.S. Treasury Bill	(h)	08/25/22	6,064,981
14,345,000	U.S. Treasury Bill	(h)	09/01/22	14,304,060
6,715,000	U.S. Treasury Bill	(h)	09/22/22	6,690,251
17,945,000	U.S. Treasury Bill	(h)	10/06/22	17,863,723
6,295,000	U.S. Treasury Bill	(h)	10/20/22	6,262,560
	Total U.S. Treasury Bills			228,548,245
	(Cost $228,677,801)

Shares	Description	Value

MONEY MARKET FUNDS — 2.1%
25,033,500	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.58% (r)	25,033,500
	(Cost $25,033,500)
	Total Investments — 111.9%	1,334,062,216
	(Cost $1,388,661,539)

Description	Counterparty	Notional Amount	Exercise Rate	Expiration Date	Value

PUT SWAPTIONS WRITTEN — (0.1)%
2 Year Interest Rate Swap, Pays SOFR Quarterly, Receives 1.95% Semi-Annual	JPMorgan Chase and Co.	$(54,810,000)	1.95%	06/08/22	(737,902)
(Premiums received $157,853)
Net Other Assets and Liabilities — (11.8)%					(141,135,245)
Net Assets — 100.0%					$1,192,189,069

Forward Foreign Currency Contracts at May 31, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2022	Sale Value as of 5/31/2022	Unrealized Appreciation (Depreciation)
08/01/2022	Citi	USD	11,369,505	JPY	1,475,000,000	$11,369,505	$11,489,060	$(119,555)
Net Unrealized Appreciation (Depreciation)								$(119,555)

Counterparty Abbreviations:
Citi – Citigroup Global Markets, Inc.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Futures Contracts at May 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Long	1,187	Sep-2022	$134,075,359	$(156,854)
Ultra U.S. 10-Year Treasury Notes	Short	1,201	Sep-2022	(154,309,734)	1,286,807
Ultra U.S. Treasury Bond Futures	Short	331	Sep-2022	(51,553,250)	1,165,896
				$(71,787,625)	$2,295,849

Interest Rate Swap Agreements at May 31, 2022:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	$12,290,000	1.026%(1)	$(456,011)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	9,080,000	1.034%(1)	(335,542)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	6,145,000	1.073%(1)	(222,578)
Citibank, Global Markets, Inc.	3 month LIBOR(2)	09/28/2025	20,785,000	1.390%(2)	(609,178)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	12/07/2025	32,405,000	1.688%(3)	(741,465)
Citibank, Global Markets, Inc.	3 month LIBOR(4)	07/24/2053	1,030,000	1.773%(4)	218,919
Citibank, Global Markets, Inc.	3 month LIBOR(4)	07/24/2053	755,000	1.785%(4)	158,589
Citibank, Global Markets, Inc.	3 month LIBOR(4)	07/24/2053	515,000	1.808%(4)	105,867
Citibank, Global Markets, Inc.	3 month LIBOR(5)	09/28/2053	1,775,000	1.870%(5)	338,495
Citibank, Global Markets, Inc.	3 month LIBOR(6)	12/07/2053	2,710,000	1.743%(6)	578,864
			$87,490,000		$(964,040)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(2)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(3)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 12/07/2023 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(5)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(6)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 12/07/2023 and no interest is being accrued until that date.

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2022, securities noted as such amounted to $437,396,044 or 36.7% of net assets.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	Perpetual maturity.
(h)	Zero coupon security.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2022, securities noted as such are valued at $8,141,488 or 0.7% of net assets.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)	Inverse floating rate security.
(l)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	All or a portion of this security is part of a mortgage dollar roll agreement.
(n)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(o)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2022. Interest will begin accruing on the security’s first settlement date.
(p)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(q)	Non-income producing security.
(r)	Rate shown reflects yield as of May 31, 2022.

CME	-	Chicago Mercantile Exchange
IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced Security

Currency Abbreviations:
JPY	-	Japanese Yen
USD	-	United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$279,891,872		$—	$279,891,872	$—
Corporate Bonds and Notes*	271,945,260		—	271,945,260	—
Asset-Backed Securities	204,105,514		—	203,499,585	605,929
U.S. Government Agency Mortgage-Backed Securities	180,081,130		—	180,081,130	—
Foreign Corporate Bonds and Notes*	74,916,087		—	74,916,087	—
Foreign Sovereign Bonds and Notes**	62,465,321		—	62,465,321	—
U.S. Government Agency Securities	4,946,640		—	4,946,640	—
Municipal Bonds***	2,128,647		—	2,128,647	—
Common Stocks*	—	****	—	—	—	****
Rights*	—	****	—	—	—	****
U.S. Treasury Bills	228,548,245		—	228,548,245	—
Money Market Funds	25,033,500		25,033,500	—	—
Total Investments	1,334,062,216		25,033,500	1,308,422,787	605,929
Futures Contracts	2,452,703		2,452,703	—	—
Interest Rate Swap Agreements .	1,400,734		—	1,400,734	—
Total	$1,337,915,653		$27,486,203	$1,309,823,521	$605,929

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Put Swaptions Written	$(737,902)	$—	$(737,902)	$—
Forward Foreign Currency Contract	(119,555)	—	(119,555)	—
Futures Contracts	(156,854)	(156,854)	—	—
Interest Rate Swap Agreements	(2,364,774)	—	(2,364,774)	—
Total	$(3,379,085)	$(156,854)	$(3,222,231)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investments is valued at $0.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 66.9%
	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
$35,832	Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)	1.17%	04/15/35	$35,843
63,227	Series 2010-3778, Class L	3.50%	12/15/25	63,995
113,784	Series 2017-360, Class 250	2.50%	11/15/47	108,783
55,144	Series 2020-4993, Class OP, PO	(b)	10/25/58	49,089
925,000	Series 2022-5210, Class LB	3.00%	08/25/50	829,132
	Federal National Mortgage Association
129,548	Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)	1.44%	07/25/36	129,662
102,665	Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)	1.58%	06/25/41	103,332
127,692	Series 2018-50, Class BA	3.00%	07/25/48	122,789
6,437	Series 2018-86, Class JA	4.00%	05/25/47	6,478
88,182	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	1.46%	11/25/49	87,998
				1,537,101

	Commercial Mortgage-Backed Securities — 0.2%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
67,804,725	Series 2013-K024, Class X3, IO (c)	1.65%	11/25/40	277,945
1,000,000	Series 2018-K732, Class X3, IO (c)	2.17%	05/25/46	60,477
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (d)	0.10%	07/25/49	39,048
				377,470

	Pass-through Securities — 65.9%
	Federal Home Loan Mortgage Corporation
57,088	Pool G08681	3.50%	12/01/45	56,950
29,702	Pool G08792	3.50%	12/01/47	29,594
108,948	Pool G60659	3.50%	08/01/46	108,654
128,478	Pool G61748	3.50%	11/01/48	127,887
146,337	Pool G67706	3.50%	12/01/47	146,298
187,260	Pool G67710	3.50%	03/01/48	186,398
1,998,734	Pool QD1841	2.00%	11/01/51	1,787,103
1,612,430	Pool QD7088	2.00%	02/01/52	1,441,733
1,929,229	Pool RA5855	2.50%	09/01/51	1,778,556
434,252	Pool RA6528	2.50%	02/01/52	400,414
125,205	Pool SD0499	3.00%	08/01/50	120,464
1,093,930	Pool SD0956	2.50%	04/01/52	1,008,661
65,442	Pool SD7502	3.50%	07/01/49	64,778
135,399	Pool SD7511	3.50%	01/01/50	133,995
83,671	Pool SD7513	3.50%	04/01/50	82,959
82,198	Pool ZM1779	3.00%	09/01/46	79,925
	Federal National Mortgage Association
31,061	Pool BE3619	4.00%	05/01/47	31,656
1,566,882	Pool BQ6913	2.00%	12/01/51	1,400,975
2,848,866	Pool BQ7056	2.00%	01/01/52	2,547,321
646,248	Pool BT6597	2.00%	02/01/52	577,844
742,834	Pool BU9074	2.00%	01/01/52	664,176
771,241	Pool BV7761	2.50%	03/01/52	711,046
1,447,535	Pool BV8463	2.50%	04/01/52	1,334,813
57,528	Pool CA0995	3.50%	01/01/48	57,217
627,587	Pool CA5689	3.00%	05/01/50	605,988
2,610,030	Pool CB3151	2.00%	03/01/52	2,333,731
73,275	Pool FM2870	3.00%	03/01/50	70,693

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,515,705	Pool FS0139	2.50%	01/01/52	$1,399,604
66,981	Pool MA4093	2.00%	08/01/40	60,549
97,587	Pool MA4152	2.00%	10/01/40	88,206
150,142	Pool MA4176	2.00%	11/01/40	135,704
158,075	Pool MA4204	2.00%	12/01/40	142,863
201,978	Pool MA4333	2.00%	05/01/41	182,524
1,233,491	Pool MA4387	2.00%	07/01/41	1,117,634
1,202,536	Pool MA4438	2.50%	10/01/51	1,112,198
4,400,000	Pool TBA (e)	4.00%	06/15/47	4,403,094
32,025,000	Pool TBA (e)	2.00%	06/15/52	28,409,678
33,025,000	Pool TBA (e)	2.50%	06/15/52	30,390,740
23,775,000	Pool TBA (e)	3.00%	06/15/52	22,667,977
5,800,000	Pool TBA (e)	3.50%	06/15/52	5,687,172
6,025,000	Pool TBA (e)	2.00%	07/15/52	5,337,773
	Government National Mortgage Association
51,409	Pool MA3873	3.00%	08/20/46	50,195
64,605	Pool MA4382	3.50%	04/20/47	64,950
48,746	Pool MA4778	3.50%	10/20/47	48,837
34,536	Pool MA4779	4.00%	10/20/47	35,324
13,150,000	Pool TBA (e)	2.50%	06/15/51	12,333,775
				131,558,626
	Total U.S. Government Agency Mortgage-Backed Securities			133,473,197
	(Cost $132,423,331)

MORTGAGE-BACKED SECURITIES — 31.1%
	Collateralized Mortgage Obligations — 18.5%
	Alternative Loan Trust
220,496	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	1.49%	06/25/35	195,208
99,509	Series 2006-HY12, Class A5 (c)	3.14%	08/25/36	95,656
137,900	Series 2007-5CB, Class 1A11	6.00%	04/25/37	90,401
123,436	Series 2007-15CB, Class A5	5.75%	07/25/37	87,616
373,248	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.32% (a)	1.33%	09/25/47	348,949
172,147	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.36% (a)	1.37%	05/25/47	152,674
	American Home Mortgage Assets Trust
353,432	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (a)	1.22%	05/25/46	322,256
119,513	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	1.29%	10/25/46	108,631
	Banc of America Funding Trust
137,555	Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)	1.35%	05/20/47	130,490
	BCAP LLC Trust
98,233	Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.34% (a)	1.35%	01/25/37	89,926
	Bear Stearns ALT-A Trust
517,836	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a)	2.13%	01/25/35	545,482
719,631	Series 2006-1, Class 21A2 (c)	2.98%	02/25/36	580,622
	Bear Stearns ARM Trust
182,157	Series 2005-1, Class 2A1 (c)	2.94%	03/25/35	175,050
	Bear Stearns Mortgage Funding Trust
104,907	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	1.20%	01/25/37	95,111

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value		Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
		Collateralized Mortgage Obligations (Continued)
		CHL Mortgage Pass-Through Trust
	$215,321	Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)	1.69%	02/25/35	$192,618
	106,131	Series 2007-20, Class A1	6.50%	01/25/38	59,636
		CIM Trust
	265,034	Series 2021-R3, Class A1A (d)	1.95%	06/25/57	243,697
	1,474,144	Series 2021-NR1, Class A1, steps up to 5.57% on 02/25/24 (d) (f)	2.57%	07/25/55	1,422,384
	460,220	Series 2021-NR2, Class A1, steps up to 5.57% on 03/25/24 (d) (f)	2.57%	07/25/59	443,297
	108,184	Series 2021-NR3, Class A1, steps up to 5.57% on 04/25/24 (d) (f)	2.57%	06/25/57	104,476
		Citigroup Mortgage Loan Trust
	264,619	Series 2009-10, Class 2A2 (d)	7.00%	12/25/35	217,112
		Credit Suisse Mortgage Trust
	540,219	Series 2014-8R, Class 3A2 (c) (d)	3.99%	02/27/36	499,613
	307,568	Series 2020-RPL2, Class A12 (d)	3.42%	02/25/60	302,521
	784,718	Series 2021-RP11, Class PT (d)	3.77%	10/25/61	713,413
	520,051	Series 2021-RPL4, Class A1 (d)	1.80%	12/27/60	495,310
		CSMCM Trust
	28,363	Series 2021-RP11, Class CERT (d)	3.78%	10/27/61	24,793
		Deutsche Alt-A Securities Mortgage Loan Trust
	200,231	Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)	1.76%	10/25/47	173,738
		GreenPoint Mortgage Funding Trust
	168,709	Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a)	1.21%	10/25/45	154,412
		GreenPoint MTA Trust
	325,805	Series 2005-AR1, Class A2, 1 Mo. LIBOR + 0.44% (a)	1.45%	06/25/45	308,032
	28,064	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)	1.49%	08/25/45	22,813
		GSR Mortgage Loan Trust
	234,784	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	1.53%	08/25/46	89,594
		Impac CMB Trust
	218,648	Series 2007-A, Class A, 1 Mo. LIBOR + 0.50% (a) (d)	1.51%	05/25/37	212,314
		IndyMac IMSC Mortgage Loan Trust
	1,016,638	Series 2007-F2, Class 1A4	6.00%	07/25/37	868,571
		IndyMac INDX Mortgage Loan Trust
	142,381	Series 2005-AR29, Class A1 (c)	3.04%	01/25/36	129,909
	1,080,620	Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (a)	1.43%	04/25/46	979,116
	72,975	Series 2006-AR3, Class 2A1A (c)	2.91%	03/25/36	60,385
	62,481	Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)	1.36%	06/25/36	54,191
	615,936	Series 2006-AR13, Class A3 (c)	2.94%	07/25/36	509,124
	148,125	Series 2006-AR19, Class 5A2 (c)	2.93%	08/25/36	122,215
	519,100	Series 2006-AR31, Class A3 (c)	3.01%	11/25/36	492,942
	790,580	Series 2007-AR21, Class 6A1 (c)	2.69%	09/25/37	635,011
	107,114	Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a)	1.17%	04/25/37	94,948
	841,495	Series 2007-FLX3, Class A1, 1 Mo. LIBOR + 0.24% (a)	1.25%	06/25/37	782,359
		Lanebrook Mortgage Transaction PLC
GBP	750,237	Series 2021-1, Class X1, SONIA + 2.90% (a) (g)	3.36%	07/20/58	938,643
		Lehman XS Trust
	$850,553	Series 2005-7N, Class 1A1A, 1 Mo. LIBOR + 0.54% (a)	1.55%	12/25/35	809,117
	1,317,360	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (a)	1.67%	04/25/46	1,226,012
	480,602	Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a)	1.61%	07/25/46	397,211
	194,600	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (a)	1.41%	07/25/47	192,019

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	LHOME Mortgage Trust
$1,275,000	Series 2021-RTL3, Class A1, steps up to 3.36% on 04/25/24 (d) (f)	2.36%	09/25/26	$1,211,181
	Luminent Mortgage Trust
1,269,801	Series 2005-1, Class A1, 1 Mo. LIBOR + 0.52% (a)	1.53%	11/25/35	1,233,114
943,264	Series 2007-1, Class 1A1, 1 Mo. LIBOR + 0.32% (a)	1.33%	11/25/36	886,531
	MASTR Adjustable Rate Mortgages Trust
1,147,542	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	1.12%	12/25/46	978,837
568,630	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (a)	1.31%	03/25/47	535,312
1,800,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (a)	2.11%	09/25/37	868,694
	PRPM LLC
1,216,283	Series 2021-1, Class A1, steps up to 5.12% on 01/25/24 (d) (f)	2.12%	01/25/26	1,164,405
1,428,512	Series 2021-3, Class A1, steps up to 4.87% on 04/25/24 (d) (f)	1.87%	04/25/26	1,363,863
1,326,809	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (d) (f)	2.49%	10/25/26	1,270,144
1,390,313	Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (d) (f)	2.49%	11/25/26	1,319,907
	RALI Trust
477,831	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)	1.31%	08/25/35	383,005
130,767	Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)	1.39%	07/25/36	130,477
3,232,536	Series 2006-QO2, Class A1, 1 Mo. LIBOR + 0.44% (a)	1.45%	02/25/46	765,940
217,892	Series 2006-QS7, Class A2	6.00%	06/25/36	192,431
334,215	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (a)	1.39%	05/25/37	306,505
106,602	Series 2007-QS1, Class 1A4	6.00%	01/25/37	93,336
183,486	Series 2007-QS2, Class A4	6.25%	01/25/37	160,992
	RFMSI Trust
597,801	Series 2006-S10, Class 1A1	6.00%	10/25/36	543,438
	Structured Adjustable Rate Mortgage Loan Trust
803,361	Series 2005-17, Class 3A1 (c)	2.89%	08/25/35	753,602
	Structured Asset Mortgage Investments II Trust
238,798	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	1.57%	02/25/36	230,421
650,746	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (a)	1.39%	07/25/46	531,759
1,294,959	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (a)	1.43%	08/25/36	1,241,470
157,860	Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a)	1.13%	08/25/36	147,601
875,684	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)	1.19%	01/25/37	809,023
47,967	Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	1.20%	09/25/47	45,060
	WaMu Mortgage Pass-Through Certificates Trust
343,408	Series 2005-AR8, Class 2AC2, 1 Mo. LIBOR + 0.92% (a)	1.93%	07/25/45	328,835
157,577	Series 2005-AR17, Class A1A2, 1 Mo. LIBOR + 0.58% (a)	1.59%	12/25/45	146,445
56,350	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	1.32%	02/25/46	55,005
1,051,705	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (a)	1.09%	05/25/47	974,358
	Washington Mutual Mortgage Pass-Through Certificates WMALT
645,768	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	1.28%	08/25/46	425,173
862,487	Series 2006-AR10, Class A2A, 1 Mo. LIBOR + 0.34% (a)	1.35%	12/25/36	817,619
				36,904,101

	Commercial Mortgage-Backed Securities — 12.6%
	BAMLL Commercial Mortgage Securities Trust
105,000	Series 2018-PARK, Class A (c) (d)	4.09%	08/10/38	103,669

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value		Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
		Commercial Mortgage-Backed Securities (Continued)
		BBCMS Mortgage Trust
	$545,000	Series 2020-BID, Class D, 1 Mo. LIBOR + 4.63% (a) (d)	5.51%	10/15/37	$534,444
		BDS Ltd.
	662,000	Series 2020-FL6, Class C, 30 Day Average SOFR + 2.36% (a) (d)	2.83%	09/15/35	643,473
		Benchmark Mortgage Trust
	117,000	Series 2020-B18, Class AGNF (d)	4.14%	07/15/53	103,492
		BFLD Trust
	943,000	Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.05% (a) (d)	2.93%	11/15/28	932,404
	200,000	Series 2021-FPM, Class B, 1 Mo. LIBOR + 2.50% (a) (d)	3.38%	06/15/38	195,452
		BWAY Mortgage Trust
	18,799,838	Series 2013-1515, Class XA, IO (c) (d)	0.58%	03/10/33	231,806
		BX Commercial Mortgage Trust
	793,443	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (a) (d)	4.76%	10/15/38	747,784
	750,000	Series 2021-SOAR, Class J, 1 Mo. LIBOR + 3.75% (a) (d)	4.62%	06/15/38	688,026
		BX Trust
	605,000	Series 2021-VIEW, Class B, 1 Mo. LIBOR + 1.80% (a) (d)	2.68%	06/15/23	580,019
		CAMB Commercial Mortgage Trust
	890,000	Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (d)	4.12%	12/15/37	860,469
		Citigroup Commercial Mortgage Trust
	735,347	Series 2013-GC15, Class XA, IO (c)	0.81%	09/10/46	6,024
	4,462,963	Series 2016-P3, Class XA, IO (c)	1.66%	04/15/49	213,424
		COMM Mortgage Trust
	4,094,645	Series 2012-CR4, Class XA, IO (c)	1.67%	10/15/45	5,730
	7,351,171	Series 2013-CR12, Class XA, IO (c)	1.10%	10/10/46	83,578
	1,072,108	Series 2013-LC13, Class XA, IO (c)	0.99%	08/10/46	9,583
	24,452,221	Series 2014-CR14, Class XA, IO (c)	0.53%	02/10/47	179,196
	32,254,131	Series 2014-CR16, Class XA, IO (c)	0.95%	04/10/47	474,300
	1,495,203	Series 2014-UBS2, Class XA, IO (c)	1.07%	03/10/47	20,857
	20,999,139	Series 2014-UBS3, Class XA, IO (c)	1.06%	06/10/47	339,103
	11,151,000	Series 2014-UBS3, Class XB, IO (c) (d)	0.32%	06/10/47	64,976
	15,820,426	Series 2014-UBS6, Class XA, IO (c)	0.85%	12/10/47	272,399
	7,000,000	Series 2015-LC21, Class XE, IO (c) (d)	1.08%	07/10/48	201,770
	35,000	Series 2020-CX, Class E (c) (d)	2.68%	11/10/46	26,393
		Credit Suisse Mortgage Trust
	815,000	Series 2018-SITE, Class A (d)	4.28%	04/15/36	799,184
	182,000	Series 2019-UVIL, Class B (c) (d)	3.28%	12/15/41	163,073
	800,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00% (a) (d)	3.88%	12/15/35	794,057
	801,000	Series 2021-BPNY, Class A, 1 Mo. LIBOR + 3.71% (a) (d)	4.59%	08/15/23	763,800
		CSAIL Commercial Mortgage Trust
	20,769,369	Series 2015-C2, Class XA, IO (c)	0.72%	06/15/57	349,326
	6,050,598	Series 2015-C4, Class XA, IO (c)	0.81%	11/15/48	138,362
	2,886,844	Series 2016-C5, Class XA, IO (c)	0.92%	11/15/48	72,015
		DBUBS Mortgage Trust
	120,000	Series 2017-BRBK, Class A (d)	3.45%	10/10/34	117,930
		DROP Mortgage Trust
	386,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (d)	2.57%	10/15/43	371,446
		European Loan Conduit DAC
EUR	592,091	Series 36A, Class E, 3 Mo. EURIBOR + 3.35% (a) (d)	3.35%	02/17/30	616,173
		Frost CMBS DAC
GBP	800,000	Series 2021-1A, Class GBB, SONIA + 1.65% (a) (d)	2.28%	11/22/26	995,857

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value		Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
		Commercial Mortgage-Backed Securities (Continued)
		Grace Trust
	$1,000,000	Series 2020-GRCE, Class X, IO (c) (d)	0.30%	12/10/40	$23,095
		GS Mortgage Securities Corp. II
	5,596,386	Series 2013-GC10, Class XA, IO (c)	1.47%	02/10/46	32,106
		GS Mortgage Securities Corp. Trust
	1,075,000	Series 2020-TWN3, Class A, 1 Mo. LIBOR + 2.00% (a) (d)	2.87%	11/15/37	1,066,165
		GS Mortgage Securities Trust
	153,286	Series 2011-GC5, Class AS (d)	5.16%	08/10/44	153,016
	1,897,503	Series 2011-GC5, Class XA, IO (c) (d)	0.00%	08/10/44	19
	28,881,902	Series 2015-GC28, Class XA, IO (c)	0.98%	02/10/48	602,881
		JP Morgan Chase Commercial Mortgage Securities Trust
	4,658,424	Series 2013-C16, Class XA, IO (c)	0.85%	12/15/46	41,591
	1,839,280	Series 2013-LC11, Class XA, IO (c)	1.22%	04/15/46	12,693
	568,930	Series 2014-C20, Class A4A2 (d)	3.54%	07/15/47	567,590
	17,892,948	Series 2014-C20, Class XA, IO (c)	0.84%	07/15/47	175,032
	800,000	Series 2020-ACE, Class A (d)	3.29%	01/10/37	770,464
		JPMBB Commercial Mortgage Securities Trust
	884,646	Series 2015-C32, Class XA, IO (c)	1.18%	11/15/48	20,073
		JPMCC Commercial Mortgage Securities Trust
	10,638,850	Series 2017-JP5, Class XA, IO (c)	0.85%	03/15/50	316,176
		JPMDB Commercial Mortgage Securities Trust
	6,102,598	Series 2016-C2, Class XA, IO (c)	1.55%	06/15/49	251,002
		Last Mile Logistics Pan Euro Finance DAC
EUR	716,788	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (a) (d)	2.70%	08/17/33	726,837
		MF1 Ltd.
	$388,988	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + 2.16% (a) (d)	2.95%	07/15/35	388,481
	1,050,000	Series 2020-FL3, Class C, 1 Mo. CME Term SOFR + 4.61% (a) (d)	5.40%	07/15/35	1,052,624
		MHC Commercial Mortgage Trust
	205,000	Series 2021-MHC, Class E, 1 Mo. LIBOR + 2.10% (a) (d)	2.98%	04/15/38	195,406
		Morgan Stanley Bank of America Merrill Lynch Trust
	1,829,078	Series 2013-C13, Class XA, IO (c)	0.94%	11/15/46	18,799
	4,481,640	Series 2014-C14, Class XA, IO (c)	0.93%	02/15/47	49,421
	10,243,327	Series 2015-C20, Class XA, IO (c)	1.26%	02/15/48	242,634
	30,518,972	Series 2015-C25, Class XA, IO (c)	1.05%	10/15/48	783,712
		MSCG Trust
	1,000,000	Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (a) (d)	3.93%	10/15/37	966,191
		One Bryant Park Trust
	125,000	Series 2019-OBP, Class A (d)	2.52%	09/15/54	111,021
		SFAVE Commercial Mortgage Securities Trust
	690,000	Series 2015-5AVE, Class A2A (c) (d)	3.66%	01/05/43	586,630
	340,000	Series 2015-5AVE, Class A2B (c) (d)	4.14%	01/05/43	284,113
		SLG Office Trust
	385,000	Series 2021-OVA, Class G (d)	2.85%	07/15/41	280,276
		SMRT
	105,000,000	Series 2022-MINI, Class XCP, IO (c) (d)	0.70%	01/15/39	456,089
		UBS-Barclays Commercial Mortgage Trust
	1,823,528	Series 2012-C2, Class XA, IO (c) (d)	1.04%	05/10/63	18
	383,060	Series 2012-C3, Class XA, IO (c) (h)	1.77%	08/10/49	218
		Wells Fargo Commercial Mortgage Trust
	8,595,998	Series 2015-C26, Class XA, IO (c)	1.20%	02/15/48	226,899

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust (Continued)
$14,668,912	Series 2015-C27, Class XA, IO (c)	0.85%	02/15/48	$275,463
28,340,302	Series 2015-C28, Class XA, IO (c)	0.59%	05/15/48	393,199
1,942,575	Series 2015-LC22, Class XA, IO (c)	0.77%	09/15/58	40,122
6,631,045	Series 2015-NXS3, Class XA, IO (c)	0.88%	09/15/57	160,740
3,849,102	Series 2016-C33, Class XA, IO (c)	1.60%	03/15/59	188,400
5,823,000	Series 2016-C37, Class XEF, IO (c) (d)	1.60%	12/15/49	344,407
	WFRBS Commercial Mortgage Trust
460,357	Series 2012-C9, Class XA, IO (c) (d)	1.84%	11/15/45	375
3,469,324	Series 2014-C20, Class XA, IO (c)	0.90%	05/15/47	46,436
1,015,102	Series 2014-C22, Class XA, IO (c)	0.79%	09/15/57	14,099
4,904,651	Series 2014-C24, Class XA, IO (c)	0.84%	11/15/47	81,234
29,761,935	Series 2014-LC14, Class XA, IO (c)	1.24%	03/15/47	463,117
				25,108,458
	Total Mortgage-Backed Securities			62,012,559
	(Cost $65,725,478)

ASSET-BACKED SECURITIES — 23.2%
	Accredited Mortgage Loan Trust
57,389	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a)	2.04%	04/25/35	57,315
	ACE Securities Corp. Home Equity Loan Trust
81,987	Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)	1.16%	08/25/36	78,790
1,469,540	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (a)	1.31%	01/25/37	906,239
	AGL CLO 7 Ltd.
1,000,000	Series 2020-7A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	2.74%	07/15/34	963,816
	AIG CLO Ltd.
320,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	2.76%	04/20/32	309,679
	AMMC CLO
99,637	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (d)	2.18%	10/16/28	98,890
	AMSR Trust
572,000	Series 2020-SFR1, Class F (d)	3.57%	04/17/37	545,625
605,000	Series 2020-SFR3, Class G (d)	4.99%	09/17/37	577,533
1,776,000	Series 2020-SFR5, Class A (d)	1.38%	11/17/37	1,631,381
	Antares CLO Ltd.
1,200,000	Series 2020-1A, Class A1R, 3 Mo. LIBOR + 1.46% (a) (d)	2.64%	10/23/33	1,178,501
	Ares LXII CLO Ltd.
700,000	Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (a) (d)	1.87%	01/25/34	667,852
	Argent Securities Trust
767,641	Series 2006-M1, Class A2C, 1 Mo. LIBOR + 0.30% (a)	1.31%	07/25/36	272,158
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
600,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)	1.70%	11/25/35	514,919
	Blackrock DLF VIII-L CLO Trust
61,873	Series 2021-1A, Class A, 3 Mo. LIBOR + 1.35% (a) (d)	2.39%	04/17/32	61,640
	BlueMountain CLO XXX Ltd.
750,000	Series 2020-30A, Class BR, 3 Mo. CME Term SOFR + 1.90% (a) (d)	2.75%	04/15/35	725,625
	Boyce Park CLO Ltd.
1,178,571	Series 2022-1A, Class M2, IO (d)	0.00%	04/21/35	57,859
1,100,000	Series 2022-1A, Class SUB (d)	0.00%	04/21/35	890,590
	Carvana Auto Receivables Trust
227,084	Series 2021-N3, Class N (d)	2.53%	06/12/28	226,900

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	C-BASS Mortgage Loan Trust
$868,413	Series 2007-CB3, Class A3 (f)	3.30%	03/25/37	$377,380
998,675	Series 2007-CB3, Class A4 (f)	3.30%	03/25/37	433,786
	C-BASS Trust
199,859	Series 2006-CB7, Class A5, 1 Mo. LIBOR + 0.48% (a)	1.49%	10/25/36	154,168
983,525	Series 2007-CB1, Class AF1B (f)	3.14%	01/25/37	376,948
	CF Hippolyta Issuer LLC
1,086,194	Series 2020-1, Class A1 (d)	1.69%	07/15/60	997,880
	CIFC Funding Ltd.
700,000	Series 2022-2A, Class INCB (d)	0.00%	04/19/35	621,716
	Citigroup Mortgage Loan Trust, Inc.
140,365	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (a)	1.27%	06/25/37	137,539
	Cologix Data Centers US Issuer LLC
715,000	Series 2021-1A, Class A2 (d)	3.30%	12/26/51	663,771
	CoreVest American Finance Trust
75,376	Series 2017-1, Class D (d)	4.36%	10/15/49	75,230
2,765,255	Series 2021-2, Class XA, IO (c) (d)	3.00%	07/15/54	265,242
	Credit-Based Asset Servicing and Securitization LLC
141,320	Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (d)	1.13%	07/25/37	101,909
	Dryden CLO Ltd.
615,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)	3.06%	05/15/32	597,756
	Eaton Vance CLO Ltd.
575,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (a) (d)	2.14%	04/15/31	562,144
	Elmwood CLO VI Ltd.
600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (a) (d)	2.71%	10/20/34	575,128
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)	1.49%	05/25/36	506,809
412,296	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (a)	1.31%	08/25/36	388,329
	Flexential Issuer
610,000	Series 2021-1A, Class A2 (d)	3.25%	11/27/51	566,540
	Fremont Home Loan Trust
65,808	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a)	1.74%	01/25/35	64,414
	GCI Funding I LLC
977,980	Series 2021-1, Class A (d)	2.38%	06/18/46	879,395
	Golub Capital Partners CLO L.P.
1,100,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (a) (d)	2.89%	08/05/33	1,064,507
	GSAA Trust
1,453,511	Series 2007-6, Class 3A1A, 1 Mo. LIBOR + 0.42% (a)	1.43%	05/25/47	1,136,329
	HPS Loan Management Ltd.
1,000,000	Series 15A-19, Class A1R, 3 Mo. CME Term SOFR + 1.32% (a) (d)	2.22%	01/22/35	979,348
	HSI Asset Securitization Corp. Trust
212,647	Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)	1.51%	07/25/36	108,398
	ITE Rail Fund Levered L.P.
1,147,940	Series 2021-3A, Class A (d)	2.21%	06/28/51	1,042,241
	JP Morgan Mortgage Acquisition Trust
1,446,915	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (a)	1.31%	07/25/36	752,048
130,191	Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a)	1.14%	12/25/36	91,851
	Long Beach Mortgage Loan Trust
13,852	Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)	1.74%	08/25/35	14,053
3,835,579	Series 2006-9, Class 2A4, 1 Mo. LIBOR + 0.23% (a)	1.24%	10/25/36	1,441,981
306,309	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)	1.17%	11/25/36	112,918
	Madison Park Funding XLV Ltd.
825,000	Series 2020-45A, Class BR, 3 Mo. LIBOR + 1.70% (a) (d)	2.74%	07/15/34	796,053

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Mastr Asset Backed Securities Trust
$1,552,418	Series 2006-HE2, Class A3, 1 Mo. LIBOR + 0.30% (a)	1.31%	06/25/36	$691,863
	Merrill Lynch First Franklin Mortgage Loan Trust
354,346	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (a)	1.29%	04/25/37	192,397
687,273	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (a)	1.14%	06/25/37	586,171
	Merrill Lynch Mortgage Investors Trust
1,191,194	Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)	1.31%	11/25/37	503,924
1,000,000	Series 2006-OPT1, Class A2D, 1 Mo. LIBOR + 0.24% (a)	1.25%	08/25/37	847,426
	Morgan Stanley Capital I, Inc., Trust
161,428	Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.58% (a)	1.59%	01/25/36	157,160
24,801	Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)	1.59%	02/25/36	24,496
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	2.51%	10/25/58	285,845
975,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (a) (d)	2.56%	07/25/68	939,198
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 3 Mo. LIBOR + 0.28% (a)	1.21%	09/22/35	310,397
215,000	Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (d)	1.96%	11/25/48	208,557
370,000	Series 2015-3A, Class A3, 1 Mo. LIBOR + 0.90% (a) (d)	1.91%	06/25/54	352,734
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
23,488	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)	1.62%	02/25/36	23,470
	Oakwood Mortgage Investors, Inc.
878,482	Series 1999-C, Class A2	7.48%	08/15/27	790,572
582,662	Series 2001-C, Class A2	5.92%	06/15/31	80,743
	Option One Mortgage Loan Trust
362,869	Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)	1.25%	04/25/37	225,437
	Ownit Mortgage Loan Trust
682,947	Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)	1.33%	09/25/37	354,071
	Palmer Square CLO Ltd.
400,000	Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (d)	2.07%	04/18/31	394,493
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (d)	2.66%	10/20/31	145,288
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
338,020	Series 2004-WWF1, Class M5, 1 Mo. LIBOR + 1.80% (a)	2.81%	12/25/34	332,441
	PRET LLC
1,197,164	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (d) (f)	3.72%	07/25/51	1,165,366
	Progress Residential Trust
1,169,000	Series 2019-SFR3, Class F (d)	3.87%	09/17/36	1,133,881
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (d)	3.81%	04/20/45	634,762
	Saxon Asset Securities Trust
77,281	Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a)	1.73%	05/25/35	74,793
	Securitized Asset Backed Receivables LLC Trust
1,141,859	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (a)	1.29%	06/25/36	806,846
65,431	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)	1.49%	03/25/36	64,143
378,978	Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)	1.15%	01/25/37	345,175
	SLC Student Loan Trust
745,098	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (a)	2.43%	12/15/32	746,332
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)	3.03%	04/25/73	61,841
639,406	Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (a)	2.88%	07/25/23	639,006
65,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)	3.03%	07/25/73	64,349
563,960	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (a)	2.28%	07/25/23	551,342

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Small Business Lending Trust
$630,000	Series 2019-A, Class D (d)	6.30%	07/15/26	$627,616
	Soundview Home Loan Trust
1,396,317	Series 2007-OPT1, Class 1A1, 1 Mo. LIBOR + 0.20% (a)	1.21%	06/25/37	1,051,221
348,412	Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a)	1.16%	06/25/37	254,721
204,553	Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a)	1.18%	08/25/37	182,822
	Specialty Underwriting & Residential Finance Trust
1,255,514	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (a)	1.49%	09/25/37	956,336
	Stratus CLO Ltd.
925,000	Series 2021-3A, Class SUB (d)	0.00%	12/29/29	834,601
	Structured Asset Securities Corp. Mortgage Loan Trust
65,968	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	1.19%	04/25/36	65,167
	TAL Advantage VII LLC
474,375	Series 2020-1A, Class A (d)	2.05%	09/20/45	433,282
	Textainer Marine Containers VII Ltd.
841,879	Series 2020-2A, Class A (d)	2.10%	09/20/45	771,969
84,833	Series 2020-3A, Class A (d)	2.11%	09/20/45	77,404
	TRP LLC
285,645	Series 2021-1, Class A (d)	2.07%	06/19/51	256,525
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (d)	2.69%	06/07/30	169,349
	Wachovia Student Loan Trust
785,702	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (a) (d)	1.42%	04/25/40	728,575
	WaMu Asset-Backed Certificates WaMuTrust
1,101,298	Series 2007-HE1, Class 2A4, 1 Mo. LIBOR + 0.23% (a)	1.24%	01/25/37	596,539
	Total Asset-Backed Securities			46,391,769
	(Cost $49,816,904)

U.S. GOVERNMENT BONDS AND NOTES — 6.8%
800,000	U.S. Treasury Bond	2.00%	11/15/41	651,375
465,000	U.S. Treasury Bond	2.38%	02/15/42	403,533
460,000	U.S. Treasury Bond	2.88%	05/15/52	443,900
5,400,000	U.S. Treasury Note	2.75%	05/15/25	5,405,906
1,790,000	U.S. Treasury Note	2.75%	04/30/27	1,784,197
1,290,000	U.S. Treasury Note	2.63%	05/31/27	1,279,015
3,630,000	U.S. Treasury Note	2.88%	05/15/32	3,640,209
	Total U.S. Government Bonds and Notes			13,608,135
	(Cost $13,690,004)

U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
2,770,000	Federal Home Loan Banks	1.04%	06/14/24	2,697,665
760,000	Federal Home Loan Banks	1.61%	09/04/24	746,228
760,000	Federal Home Loan Banks	1.61%	09/04/24	747,098
4,230,000	Federal Home Loan Banks	1.20%	12/23/24	4,093,488
	Total U.S. Government Agency Securities			8,284,479
	(Cost $8,520,000)

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES— 1.1%
	Japan — 1.1%
280,000,000	Japan Treasury Discount Bill, Series 1076 (JPY)	(b)	08/01/22	$2,175,414
	(Cost $2,158,514)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 18.9%
$9,530,000	U.S. Treasury Bill	(b)	07/28/22	9,517,400
7,980,000	U.S. Treasury Bill	(b)	08/18/22	7,961,874
13,215,000	U.S. Treasury Bill	(b)	08/25/22	13,182,355
2,375,000	U.S. Treasury Bill	(b)	09/01/22	2,368,222
2,595,000	U.S. Treasury Bill	(b)	10/06/22	2,583,247
875,000	U.S. Treasury Bill	(b)	10/20/22	870,491
1,240,000	U.S. Treasury Bill	(b)	11/03/22	1,232,395
	Total U.S. Treasury Bills			37,715,984
	(Cost $37,746,291)

Shares	Description	Value

MONEY MARKET FUNDS — 2.5%
4,975,843	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.58% (i)	4,975,843
	(Cost $4,975,843)
	Total Investments — 154.6%	308,637,380
	(Cost $315,056,365)
	Net Other Assets and Liabilities — (54.6)%	(108,996,289)
	Net Assets — 100.0%	$199,641,091

Forward Foreign Currency Contracts at May 31, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2022	Sale Value as of 5/31/2022	Unrealized Appreciation (Depreciation)
07/08/2022	GS	USD	1,416,547	EUR	1,283,000	$1,416,547	$1,380,252	$36,295
07/08/2022	GS	USD	2,055,190	GBP	1,535,000	2,010,198	1,934,708	75,490
08/01/2022	Citi	USD	2,158,279	JPY	280,000,000	2,158,279	2,180,974	(22,695)
Net Unrealized Appreciation (Depreciation)								$89,090

Counterparty Abbreviations:
Citi – Citigroup Global Markets, Inc. GS – Goldman Sachs and Co.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Futures Contracts at May 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	34	Sep-2022	$7,177,453	$1,347
U.S. 5-Year Treasury Notes	Long	104	Sep-2022	11,747,125	(13,713)
Ultra 10-Year U.S. Treasury Notes	Long	54	Sep-2022	6,938,156	(49,502)
Ultra U.S. Treasury Bond Futures	Short	9	Sep-2022	(1,401,750)	31,701
				$24,460,984	$(30,167)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2022, securities noted as such amounted to $56,154,343 or 28.1% of net assets.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).
(i)	Rate shown reflects yield as of May 31, 2022.

CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
SOFR	-	Secured Overnight Financing Rate
SONIA	-	Sterling Overnight Index Average
TBA	-	To-Be-Announced Security

Currency Abbreviations:
GBP	-	British Pound Sterling
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$133,473,197	$—	$133,473,197	$—
Mortgage-Backed Securities	62,012,559	—	62,012,559	—
Asset-Backed Securities	46,391,769	—	46,391,769	—
U.S. Government Bonds and Notes	13,608,135	—	13,608,135	—
U.S. Government Agency Securities	8,284,479	—	8,284,479	—
Foreign Sovereign Bonds and Notes*	2,175,414	—	2,175,414	—
U.S. Treasury Bills	37,715,984	—	37,715,984	—
Money Market Funds	4,975,843	4,975,843	—	—
Total Investments	308,637,380	4,975,843	303,661,537	—
Forward Foreign Currency Contracts	111,785	—	111,785	—
Futures Contracts	33,048	33,048	—	—
Total	$308,782,213	$5,008,891	$303,773,322	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(22,695)	$—	$(22,695)	$—
Futures Contracts	(63,215)	(63,215)	—	—
Total	$(85,910)	$(63,215)	$(22,695)	$—

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of May 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, IO, 1.77%, 08/10/49	07/23/2020	$383,060	$0.06	$805	$218	0.00%	*

* Amount is less than 0.01%.

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 59.7%
	Angola — 2.9%
250,000	Angolan Government International Bond (USD) (a)	8.75%	04/14/32	$236,854
	Argentina — 1.3%
66,836	Argentine Republic Government International Bond, steps up to 1.50% on 07/10/2022 (USD) (b)	1.13%	07/09/35	18,240
143,894	Argentine Republic Government International Bond, steps up to 3.50% on 07/10/2022 (USD) (b)	2.50%	07/09/41	46,790
128,605	Argentine Republic Government International Bond, steps up to 3.88% on 07/10/2022 (USD) (b)	2.00%	01/09/38	45,236
				110,266
	Bahrain — 2.2%
200,000	Bahrain Government International Bond (USD) (c)	5.45%	09/16/32	182,715
	Brazil — 2.2%
200,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	179,455
	Chile — 3.2%
300,000	Chile Government International Bond (USD)	2.55%	01/27/32	265,378
	Dominican Republic — 4.3%
250,000	Dominican Republic International Bond (USD) (a)	4.88%	09/23/32	215,886
150,000	Dominican Republic International Bond (USD) (a)	6.00%	02/22/33	139,273
				355,159
	Ecuador — 1.7%
162,000	Ecuador Government International Bond, steps up to 2.50% on 08/01/2022 (USD) (a) (b)	1.00%	07/31/35	103,892
41,700	Ecuador Government International Bond, steps up to 5.50% on 08/01/2022 (USD) (b) (c)	5.00%	07/31/30	34,713
				138,605
	Egypt — 3.1%
300,000	Egypt Government International Bond (USD) (c)	6.59%	02/21/28	255,063
	Gabon — 2.1%
200,000	Gabon Government International Bond (USD) (c)	6.63%	02/06/31	170,321
	Guatemala — 2.0%
200,000	Guatemala Government Bond (USD) (a)	4.65%	10/07/41	162,995
	Indonesia — 2.1%
200,000	Perusahaan Penerbit SBSN Indonesia III (USD) (a)	3.80%	06/23/50	173,298
	Iraq — 2.1%
187,500	Iraq International Bond (USD) (c)	5.80%	01/15/28	178,492
	Mexico — 5.2%
200,000	Mexico Government International Bond (USD)	3.50%	02/12/34	176,040
300,000	Mexico Government International Bond (USD)	4.28%	08/14/41	256,353
				432,393
	Nigeria — 1.8%
200,000	Nigeria Government International Bond (USD) (a)	7.70%	02/23/38	150,924

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Oman — 2.5%
200,000	Oman Government International Bond (USD) (c)	6.00%	08/01/29	$203,900
	Panama — 3.0%
300,000	Panama Government International Bond (USD)	2.25%	09/29/32	246,318
	Peru — 3.3%
100,000	Peruvian Government International Bond (USD)	2.78%	01/23/31	88,508
184,000	Peruvian Government International Bond (USD)	3.00%	01/15/34	158,729
32,000	Peruvian Government International Bond (USD)	3.30%	03/11/41	25,960
				273,197
	Philippines — 2.1%
200,000	Philippine Government International Bond (USD)	1.95%	01/06/32	170,335
	Qatar — 2.5%
200,000	Qatar Government International Bond (USD) (a)	3.75%	04/16/30	205,044
	Romania — 1.3%
114,000	Romanian Government International Bond (USD) (a)	3.00%	02/27/27	105,365
4,000	Romanian Government International Bond (USD) (a)	3.00%	02/14/31	3,394
				108,759
	South Africa — 2.2%
200,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	186,402
	Turkey — 2.1%
200,000	Turkey Government International Bond (USD)	4.25%	04/14/26	171,727
	United Arab Emirates — 2.6%
250,000	Abu Dhabi Government International Bond (USD) (c)	1.70%	03/02/31	218,048
	Uruguay — 1.9%
30,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	31,050
69,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	72,088
55,000	Uruguay Government International Bond (USD)	4.98%	04/20/55	57,628
				160,766
	Total Foreign Sovereign Bonds and Notes			4,936,414
	(Cost $5,578,188)

FOREIGN CORPORATE BONDS AND NOTES — 32.3%
	Electric — 2.4%
200,000	Eskom Holdings SOC Ltd. (USD) (c)	6.35%	08/10/28	197,285
	Engineering & Construction — 2.8%
250,000	India Airport Infra (USD) (a)	6.25%	10/25/25	235,836
	Mining — 5.7%
200,000	Freeport Indonesia PT (USD) (a)	5.32%	04/14/32	195,360

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Mining (Continued)
275,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	5.45%	05/15/30	$279,538
				474,898
	Oil & Gas — 15.0%
45,000	Ecopetrol S.A. (USD)	5.88%	11/02/51	35,410
200,000	Gran Tierra Energy, Inc. (USD) (c)	7.75%	05/23/27	184,477
200,000	KazMunayGas National Co. JSC (USD) (a)	3.50%	04/14/33	153,545
100,000	Petroleos Mexicanos (USD)	6.50%	01/23/29	90,604
64,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	53,678
150,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	121,539
50,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	38,840
200,000	Qatar Energy (USD) (a)	2.25%	07/12/31	177,804
200,000	SA Global Sukuk Ltd. (USD) (c)	1.60%	06/17/26	185,561
225,000	Saudi Arabian Oil Co. (USD) (c)	2.25%	11/24/30	199,765
				1,241,223
	Pipelines — 2.0%
196,522	Galaxy Pipeline Assets Bidco Ltd. (USD) (a)	2.94%	09/30/40	166,721
	Telecommunications — 4.4%
200,000	C&W Senior Financing DAC (USD) (a)	6.88%	09/15/27	187,890
200,000	Millicom International Cellular S.A. (USD) (c)	4.50%	04/27/31	173,033
				360,923
	Total Foreign Corporate Bonds and Notes			2,676,886
	(Cost $2,932,081)

Shares	Description	Value

MONEY MARKET FUNDS — 6.9%
570,243	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 0.58% (d)	570,243
	(Cost $570,243)
	Total Investments — 98.9%	8,183,543
	(Cost $9,080,512)
	Net Other Assets and Liabilities — 1.1%	90,752
	Net Assets — 100.0%	$8,274,295

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2022, securities noted as such amounted to $2,893,619 or 35.0% of net assets.
(b)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of May 31, 2022.

Currency Abbreviations:
USD	-	United States Dollar

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$4,936,414	$—	$4,936,414	$—
Foreign Corporate Bonds and Notes**	2,676,886	—	2,676,886	—
Money Market Funds	570,243	570,243	—	—
Total Investments	$8,183,543	$570,243	$7,613,300	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.4%
	Aerospace & Defense — 2.5%
781	Boeing (The) Co. (a)	$102,623
612	General Dynamics Corp.	137,645
327	Lockheed Martin Corp.	143,916
1,448	Raytheon Technologies Corp.	137,734
		521,918

	Air Freight & Logistics — 1.3%
659	FedEx Corp.	147,998
687	United Parcel Service, Inc., Class B	125,206
		273,204

	Automobiles — 1.7%
8,712	Ford Motor Co.	119,180
3,309	General Motors Co. (a)	127,992
146	Tesla, Inc. (a)	110,706
		357,878

	Banks — 3.3%
3,417	Bank of America Corp.	127,112
2,600	Citigroup, Inc.	138,866
1,050	JPMorgan Chase & Co.	138,841
2,623	U.S. Bancorp	139,203
2,861	Wells Fargo & Co.	130,948
		674,970

	Beverages — 2.2%
2,417	Coca-Cola (The) Co.	153,189
2,798	Molson Coors Beverage Co., Class B	156,240
898	PepsiCo, Inc.	150,640
		460,069

	Biotechnology — 2.9%
920	AbbVie, Inc.	135,581
622	Amgen, Inc.	159,692
693	Biogen, Inc. (a)	138,600
2,487	Gilead Sciences, Inc.	161,282
		595,155

	Capital Markets — 2.6%
2,831	Bank of New York Mellon (The) Corp.	131,953
199	BlackRock, Inc.	133,147
437	Goldman Sachs Group (The), Inc.	142,833
1,592	Morgan Stanley	137,135
		545,068

	Chemicals — 2.1%
1,377	CF Industries Holdings, Inc.	136,006
2,302	Dow, Inc.	156,490
1,944	DuPont de Nemours, Inc.	131,901
		424,397

	Communications Equipment — 2.3%
1,057	Arista Networks, Inc. (a)	108,110

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
2,722	Cisco Systems, Inc.	$122,626
712	F5, Inc. (a)	116,085
4,137	Juniper Networks, Inc.	126,923
		473,744

	Consumer Finance — 1.3%
782	American Express Co.	132,017
1,092	Capital One Financial Corp.	139,623
		271,640

	Containers & Packaging — 0.7%
2,185	Sealed Air Corp.	135,863

	Diversified Financial Services — 0.6%
419	Berkshire Hathaway, Inc., Class B (a)	132,396

	Diversified Telecommunication Services — 2.2%
6,331	AT&T, Inc.	134,787
13,521	Lumen Technologies, Inc.	165,497
2,886	Verizon Communications, Inc.	148,023
		448,307

	Electric Utilities — 3.7%
1,368	Duke Energy Corp.	153,927
3,315	Exelon Corp.	162,932
1,764	NextEra Energy, Inc.	133,517
1,995	Pinnacle West Capital Corp.	154,912
2,125	Southern (The) Co.	160,778
		766,066

	Electrical Equipment — 0.6%
1,504	Emerson Electric Co.	133,345

	Electronic Equipment, Instruments & Components — 0.6%
1,271	IPG Photonics Corp. (a)	134,078

	Energy Equipment & Services — 1.5%
3,404	Schlumberger N.V.	156,448
19,130	TechnipFMC PLC (a)	157,631
		314,079

	Entertainment — 2.9%
1,179	Electronic Arts, Inc.	163,468
1,254	Live Nation Entertainment, Inc. (a)	119,192
395	Netflix, Inc. (a)	77,989
1,063	Walt Disney (The) Co. (a)	117,398
7,042	Warner Bros Discovery, Inc. (a)	129,925
		607,972

	Equity Real Estate Investment Trusts — 2.6%
629	American Tower Corp.	161,106
1,257	Federal Realty Investment Trust	144,517

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,133	Simon Property Group, Inc.	$129,898
1,824	SL Green Realty Corp.	112,669
		548,190

	Food & Staples Retailing — 1.9%
265	Costco Wholesale Corp.	123,548
3,138	Walgreens Boots Alliance, Inc.	137,539
1,030	Walmart, Inc.	132,489
		393,576

	Food Products — 1.4%
3,805	Kraft Heinz (The) Co.	143,943
2,421	Mondelez International, Inc., Class A	153,879
		297,822

	Health Care Equipment & Supplies — 2.0%
1,254	Abbott Laboratories	147,295
2,980	DENTSPLY SIRONA, Inc.	117,889
1,384	Medtronic PLC	138,607
		403,791

	Health Care Providers & Services — 3.2%
1,363	CVS Health Corp.	131,870
1,323	DaVita, Inc. (a)	128,979
1,668	Henry Schein, Inc. (a)	142,848
286	UnitedHealth Group, Inc.	142,079
1,004	Universal Health Services, Inc., Class B	125,109
		670,885

	Hotels, Restaurants & Leisure — 2.7%
65	Booking Holdings, Inc. (a)	145,831
614	McDonald’s Corp.	154,857
7,518	Norwegian Cruise Line Holdings Ltd. (a)	120,363
1,700	Starbucks Corp.	133,450
		554,501

	Household Durables — 1.5%
4,100	Leggett & Platt, Inc.	160,597
6,741	Newell Brands, Inc.	144,527
		305,124

	Household Products — 1.5%
1,995	Colgate-Palmolive Co.	157,226
976	Procter & Gamble (The) Co.	144,331
		301,557

	Industrial Conglomerates — 2.0%
991	3M Co.	147,946
1,560	General Electric Co.	122,133

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
761	Honeywell International, Inc.	$147,345
		417,424

	Insurance — 3.6%
1,070	Allstate (The) Corp.	146,258
2,339	American International Group, Inc.	137,253
812	Assurant, Inc.	143,472
2,095	MetLife, Inc.	141,182
4,721	Unum Group	172,081
		740,246

	Interactive Media & Services — 1.2%
53	Alphabet, Inc., Class A (a)	120,588
675	Meta Platforms, Inc., Class A (a)	130,707
		251,295

	Internet & Direct Marketing Retail — 0.5%
45	Amazon.com, Inc. (a)	108,188

	IT Services — 6.7%
455	Accenture PLC, Class A	135,799
1,257	Akamai Technologies, Inc. (a)	127,007
969	Broadridge Financial Solutions, Inc.	141,687
502	Gartner, Inc. (a)	131,725
1,141	International Business Machines Corp.	158,416
783	Jack Henry & Associates, Inc.	147,298
426	Mastercard, Inc., Class A	152,453
1,287	PayPal Holdings, Inc. (a)	109,665
680	Visa, Inc., Class A	144,276
7,955	Western Union (The) Co.	144,304
		1,392,630

	Life Sciences Tools & Services — 1.4%
517	Danaher Corp.	136,395
258	Thermo Fisher Scientific, Inc.	146,433
		282,828

	Machinery — 1.3%
659	Caterpillar, Inc.	142,245
4,341	Flowserve Corp.	136,742
		278,987

	Media — 4.3%
262	Charter Communications, Inc., Class A (a)	132,816
3,160	Comcast Corp., Class A	139,925
4,769	DISH Network Corp., Class A (a)	108,876
3,606	Fox Corp., Class A	128,049
4,049	Interpublic Group of Cos. (The), Inc.	130,499
6,483	News Corp., Class B	113,971

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
1,757	Omnicom Group, Inc.	$131,090
		885,226

	Multiline Retail — 0.5%
679	Target Corp.	109,916

	Oil, Gas & Consumable Fuels — 3.1%
882	Chevron Corp.	154,050
1,403	ConocoPhillips	157,641
1,759	Exxon Mobil Corp.	168,864
8,006	Kinder Morgan, Inc.	157,638
		638,193

	Pharmaceuticals — 4.5%
2,037	Bristol-Myers Squibb Co.	153,692
512	Eli Lilly & Co.	160,481
843	Johnson & Johnson	151,344
1,837	Merck & Co., Inc.	169,059
3,878	Perrigo Co. PLC	154,577
2,797	Pfizer, Inc.	148,353
		937,506

	Professional Services — 0.7%
1,364	Leidos Holdings, Inc.	142,538

	Road & Rail — 0.6%
546	Union Pacific Corp.	120,000

	Semiconductors & Semiconductor Equipment — 3.0%
2,874	Intel Corp.	127,663
521	NVIDIA Corp.	97,281
1,136	Qorvo, Inc. (a)	126,948
933	QUALCOMM, Inc.	133,624
801	Texas Instruments, Inc.	141,585
		627,101

	Software — 3.8%
345	Adobe, Inc. (a)	143,686
1,457	Citrix Systems, Inc.	146,705
489	Microsoft Corp.	132,944
1,796	Oracle Corp.	129,168
694	Salesforce, Inc. (a)	111,207
341	Tyler Technologies, Inc. (a)	121,335
		785,045

	Specialty Retail — 1.9%
10,415	Gap (The), Inc.	114,877
466	Home Depot (The), Inc.	141,082
670	Lowe’s Cos., Inc.	130,851
		386,810

	Technology Hardware, Storage & Peripherals — 4.0%
854	Apple, Inc.	127,109

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
8,645	Hewlett Packard Enterprise Co.	$134,862
1,721	NetApp, Inc.	123,826
1,571	Seagate Technology Holdings PLC	133,017
2,930	Western Digital Corp. (a)	177,822
7,287	Xerox Holdings Corp.	137,141
		833,777

	Textiles, Apparel & Luxury Goods — 2.9%
9,751	Hanesbrands, Inc.	115,745
1,114	NIKE, Inc., Class B	132,399
1,805	PVH Corp.	127,920
1,257	Ralph Lauren Corp.	127,070
8,505	Under Armour, Inc., Class A (a)	89,983
		593,117

	Tobacco — 1.6%
2,805	Altria Group, Inc.	151,723
1,597	Philip Morris International, Inc.	169,681
		321,404
	Total Common Stocks — 99.4%	20,597,826
	(Cost $19,383,639)

	Money Market Funds — 0.5%
98,184	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	98,184
	(Cost $98,184)

	Total Investments — 99.9%	20,696,010
	(Cost $19,481,823)
	Net Other Assets and Liabilities — 0.1%	29,870
	Net Assets — 100.0%	$20,725,880

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows:

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,597,826	$20,597,826	$—	$—
Money Market Funds	98,184	98,184	—	—
Total Investments	$20,696,010	$20,696,010	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
1,615,737	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,615,737
	(Cost $1,615,737)
	Total Investments — 1.0%	1,615,737
	(Cost $1,615,737)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.9%
CALL OPTIONS PURCHASED — 95.3%

3,939	SPDR® S&P 500® ETF Trust	$162,653,127	$4.38	01/20/23	159,291,972
	(Cost $168,570,731)

PUT OPTIONS PURCHASED — 9.6%

3,939	SPDR® S&P 500® ETF Trust	162,653,127	437.98	01/20/23	16,071,285
	(Cost $16,099,541)
	Total Purchased Options				175,363,257
	(Cost $184,670,272)

WRITTEN OPTIONS — (5.8)%
CALL OPTIONS WRITTEN — (0.5)%

(3,939)	SPDR® S&P 500® ETF Trust	(162,653,127)	500.17	01/20/23	(873,254)
	(Premiums received $2,478,465)

PUT OPTIONS WRITTEN — (5.3)%

(3,939)	SPDR® S&P 500® ETF Trust	(162,653,127)	394.18	01/20/23	(8,838,417)
	(Premiums received $9,891,536)
	Total Written Options				(9,711,671)
	(Premiums received $12,370,001)
	Net Other Assets and Liabilities — (0.1)%				(217,561)
	Net Assets — 100.0%				$167,049,762

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,615,737	$1,615,737	$—	$—
Call Options Purchased	159,291,972	—	159,291,972	—
Put Options Purchased	16,071,285	—	16,071,285	—
Total	$176,978,994	$1,615,737	$175,363,257	$—

LIABILITIES TABLE
	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(873,254)	$—	$(873,254)	$—
Put Options Written	(8,838,417)	—	(8,838,417)	—
Total	$(9,711,671)	$—	$(9,711,671)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.9%
981,853	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$981,853
	(Cost $981,853)
	Total Investments — 0.9%	981,853
	(Cost $981,853)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.0%
CALL OPTIONS PURCHASED — 94.9%

2,505	SPDR® S&P 500® ETF Trust	$103,438,965	$4.37	01/20/23	101,303,916
	(Cost $107,503,318)

PUT OPTIONS PURCHASED — 7.1%

2,505	SPDR® S&P 500® ETF Trust	103,438,965	416.08	01/20/23	7,590,373
	(Cost $8,245,461)
	Total Purchased Options				108,894,289
	(Cost $115,748,779)

WRITTEN OPTIONS — (2.8)%
CALL OPTIONS WRITTEN — (1.2)%

(2,505)	SPDR® S&P 500® ETF Trust	(103,438,965)	477.53	01/20/23	(1,275,346)
	(Premiums received $3,520,114)

PUT OPTIONS WRITTEN — (1.6)%

(2,505)	SPDR® S&P 500® ETF Trust	(103,438,965)	306.59	01/20/23	(1,682,580)
	(Premiums received $2,382,529)
	Total Written Options				(2,957,926)
	(Premiums received $5,902,643)
	Net Other Assets and Liabilities — (0.1)%				(107,595)
	Net Assets — 100.0%				$106,810,621

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$981,853	$981,853	$—	$—
Call Options Purchased	101,303,916	—	101,303,916	—
Put Options Purchased	7,590,373	—	7,590,373	—
Total	$109,876,142	$981,853	$108,894,289	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,275,346)	$—	$(1,275,346)	$—
Put Options Written	(1,682,580)	—	(1,682,580)	—
Total	$(2,957,926)	$—	$(2,957,926)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
3,026,792	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$3,026,792
	(Cost $3,026,792)
	Total Investments — 1.0%	3,026,792
	(Cost $3,026,792)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.3%
CALL OPTIONS PURCHASED — 95.8%

7,303	SPDR® S&P 500® ETF Trust	$301,562,779	$4.34	02/17/23	295,361,680
	(Cost $308,420,727)

PUT OPTIONS PURCHASED — 9.5%

7,303	SPDR® S&P 500® ETF Trust	301,562,779	434.23	02/17/23	29,191,269
	(Cost $28,626,495)
	Total Purchased Options				324,552,949
	(Cost $337,047,222)

WRITTEN OPTIONS — (6.2)%
CALL OPTIONS WRITTEN — (0.8)%

(7,303)	SPDR® S&P 500® ETF Trust	(301,562,779)	496.11	02/17/23	(2,498,383)
	(Premiums received $6,802,510)

PUT OPTIONS WRITTEN — (5.4)%

(7,303)	SPDR® S&P 500® ETF Trust	(301,562,779)	390.81	02/17/23	(16,610,024)
	(Premiums received $17,516,181)
	Total Written Options				(19,108,407)
	(Premiums received $24,318,691)
	Net Other Assets and Liabilities — (0.1)%				(198,415)
	Net Assets — 100.0%				$308,272,919

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,026,792	$3,026,792	$—	$—
Call Options Purchased	295,361,680	—	295,361,680	—
Put Options Purchased	29,191,269	—	29,191,269	—
Total	$327,579,741	$3,026,792	$324,552,949	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,498,383)	$—	$(2,498,383)	$—
Put Options Written	(16,610,024)	—	(16,610,024)	—
Total	$(19,108,407)	$—	$(19,108,407)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
2,935,315	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,935,315
	(Cost $2,935,315)
	Total Investments — 1.0%	2,935,315
	(Cost $2,935,315)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.5%
CALL OPTIONS PURCHASED — 95.1%

7,212	SPDR® S&P 500® ETF Trust	$297,805,116	$4.33	02/17/23	291,335,952
	(Cost $305,861,281)

PUT OPTIONS PURCHASED — 7.4%

7,212	SPDR® S&P 500® ETF Trust	297,805,116	412.52	02/17/23	22,559,136
	(Cost $21,756,682)
	Total Purchased Options				313,895,088
	(Cost $327,617,963)

WRITTEN OPTIONS — (3.4)%
CALL OPTIONS WRITTEN — (1.8)%

(7,212)	SPDR® S&P 500® ETF Trust	(297,805,116)	474.61	02/17/23	(5,351,304)
	(Premiums received $11,084,049)

PUT OPTIONS WRITTEN — (1.6)%

(7,212)	SPDR® S&P 500® ETF Trust	(297,805,116)	303.96	02/17/23	(5,005,128)
	(Premiums received $5,894,589)
	Total Written Options				(10,356,432)
	(Premiums received $16,978,638)
	Net Other Assets and Liabilities — (0.1)%				(216,987)
	Net Assets — 100.0%				$306,256,984

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,935,315	$2,935,315	$—	$—
Call Options Purchased	291,335,952	—	291,335,952	—
Put Options Purchased	22,559,136	—	22,559,136	—
Total	$316,830,403	$2,935,315	$313,895,088	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,351,304)	$—	$(5,351,304)	$—
Put Options Written	(5,005,128)	—	(5,005,128)	—
Total	$(10,356,432)	$—	$(10,356,432)	$—

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
2,264,069	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,264,069
	(Cost $2,264,069)
	Total Investments — 1.1%	2,264,069
	(Cost $2,264,069)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.0%
CALL OPTIONS PURCHASED — 94.9%

5,019	SPDR® S&P 500® ETF Trust	$207,249,567	$4.45	03/17/23	202,371,633
	(Cost $216,135,433)

PUT OPTIONS PURCHASED — 11.1%

5,019	SPDR® S&P 500® ETF Trust	207,249,567	444.52	03/17/23	23,734,732
	(Cost $20,165,364)
	Total Purchased Options				226,106,365
	(Cost $236,300,797)

WRITTEN OPTIONS — (7.0)%
CALL OPTIONS WRITTEN — (0.6)%

(5,019)	SPDR® S&P 500® ETF Trust	(207,249,567)	510.22	03/17/23	(1,332,428)
	(Premiums received $4,617,526)

PUT OPTIONS WRITTEN — (6.4)%

(5,019)	SPDR® S&P 500® ETF Trust	(207,249,567)	400.07	03/17/23	(13,745,710)
	(Premiums received $12,225,308)
	Total Written Options				(15,078,138)
	(Premiums received $16,842,834)
	Net Other Assets and Liabilities — (0.1)%				(152,047)
	Net Assets — 100.0%				$213,140,249

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,264,069	$2,264,069	$—	$—
Call Options Purchased	202,371,633	—	202,371,633	—
Put Options Purchased	23,734,732	—	23,734,732	—
Total	$228,370,434	$2,264,069	$226,106,365	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,332,428)	$—	$(1,332,428)	$—
Put Options Written	(13,745,710)	—	(13,745,710)	—
Total	$(15,078,138)	$—	$(15,078,138)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
1,588,856	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,588,856
	(Cost $1,588,856)
	Total Investments — 1.0%	1,588,856
	(Cost $1,588,856)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.3%
CALL OPTIONS PURCHASED — 93.9%

3,613	SPDR S&P® 500® ETF Trust	$149,191,609	$4.44	03/17/23	145,683,707
	(Cost $156,921,142)

PUT OPTIONS PURCHASED — 8.4%

3,613	SPDR S&P® 500® ETF Trust	149,191,609	422.29	03/17/23	13,035,948
	(Cost $11,294,651)
	Total Purchased Options				158,719,655
	(Cost $168,215,793)

WRITTEN OPTIONS — (3.2)%
CALL OPTIONS WRITTEN — (1.2)%

(3,613)	SPDR S&P® 500® ETF Trust	(149,191,609)	489.06	03/17/23	(1,904,649)
	(Premiums received $4,947,512)

PUT OPTIONS WRITTEN — (2.0)%

(3,613)	SPDR S&P® 500® ETF Trust	(149,191,609)	311.16	03/17/23	(3,193,751)
	(Premiums received $2,883,420)
	Total Written Options				(5,098,400)
	(Premiums received $7,830,932)
	Net Other Assets and Liabilities — (0.1)%				(118,226)
	Net Assets — 100.0%				$155,091,885

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,588,856	$1,588,856	$—	$—
Call Options Purchased	145,683,707	—	145,683,707	—
Put Options Purchased	13,035,948	—	13,035,948	—
Total	$160,308,511	$1,588,856	$158,719,655	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,904,649)	$—	$(1,904,649)	$—
Put Options Written	(3,193,751)	—	(3,193,751)	—
Total	$(5,098,400)	$—	$(5,098,400)	$—

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
2,672,807	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,672,807
	(Cost $2,672,807)
	Total Investments — 1.1%	2,672,807
	(Cost $2,672,807)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.2%
CALL OPTIONS PURCHASED — 95.6%

5,646	SPDR® S&P 500® ETF Trust	$233,140,278	$4.38	04/21/23	227,747,912
	(Cost $237,619,534)

PUT OPTIONS PURCHASED — 10.6%

5,646	SPDR® S&P 500® ETF Trust	233,140,278	437.79	04/21/23	25,228,626
	(Cost $21,910,398)
	Total Purchased Options				252,976,538
	(Cost $259,529,932)

WRITTEN OPTIONS — (7.2)%
CALL OPTIONS WRITTEN — (0.9)%

(5,646)	SPDR® S&P 500® ETF Trust	(233,140,278)	509.37	04/21/23	(2,070,319)
	(Premiums received $4,190,484)

PUT OPTIONS WRITTEN — (6.3)%

(5,646)	SPDR® S&P 500® ETF Trust	(233,140,278)	394.01	04/21/23	(15,070,704)
	(Premiums received $13,707,893)
	Total Written Options				(17,141,023)
	(Premiums received $17,898,377)
	Net Other Assets and Liabilities — (0.1)%				(156,768)
	Net Assets — 100.0%				$238,351,554

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,672,807	$2,672,807	$—	$—
Call Options Purchased	227,747,912	—	227,747,912	—
Put Options Purchased	25,228,626	—	25,228,626	—
Total	$255,649,345	$2,672,807	$252,976,538	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,070,319)	$—	$(2,070,319)	$—
Put Options Written	(15,070,704)	—	(15,070,704)	—
Total	$(17,141,023)	$—	$(17,141,023)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
2,358,756	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,358,756
	(Cost $2,358,756)
	Total Investments — 1.1%	2,358,756
	(Cost $2,358,756)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.8%
CALL OPTIONS PURCHASED — 94.7%

5,074	SPDR® S&P 500® ETF Trust	$209,520,682	$4.37	04/21/23	204,679,591
	(Cost $207,358,495)

PUT OPTIONS PURCHASED — 8.1%

5,074	SPDR® S&P 500® ETF Trust	209,520,682	415.90	04/21/23	17,562,218
	(Cost $18,010,433)
	Total Purchased Options				222,241,809
	(Cost $225,368,928)

WRITTEN OPTIONS — (3.8)%
CALL OPTIONS WRITTEN — (1.7)%

(5,074)	SPDR® S&P 500® ETF Trust	(209,520,682)	485.77	04/21/23	(3,718,042)
	(Premiums received $5,423,727)

PUT OPTIONS WRITTEN — (2.1)%

(5,074)	SPDR® S&P 500® ETF Trust	(209,520,682)	306.45	04/21/23	(4,638,077)
	(Premiums received $4,943,154)
	Total Written Options				(8,356,119)
	(Premiums received $10,366,881)
	Net Other Assets and Liabilities — (0.1)%				(120,314)
	Net Assets — 100.0%				$216,124,132

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,358,756	$2,358,756	$—	$—
Call Options Purchased	204,679,591	—	204,679,591	—
Put Options Purchased	17,562,218	—	17,562,218	—
Total	$224,600,565	$2,358,756	$222,241,809	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,718,042)	$—	$(3,718,042)	$—
Put Options Written	(4,638,077)	—	(4,638,077)	—
Total	$(8,356,119)	$—	$(8,356,119)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
3,420,688	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$3,420,688
	(Cost $3,420,688)
	Total Investments — 1.1%	3,420,688
	(Cost $3,420,688)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.4%
CALL OPTIONS PURCHASED — 99.8%

7,683	SPDR® S&P 500® ETF Trust	$317,254,119	$3.90	05/19/23	309,348,312
	(Cost $293,978,130)

PUT OPTIONS PURCHASED — 6.6%

7,683	SPDR® S&P 500® ETF Trust	317,254,119	389.63	05/19/23	20,613,489
	(Cost $27,139,538)
	Total Purchased Options				329,961,801
	(Cost $321,117,668)

WRITTEN OPTIONS — (7.5)%
CALL OPTIONS WRITTEN — (3.4)%

(7,683)	SPDR® S&P 500® ETF Trust	(317,254,119)	469.31	05/19/23	(10,372,050)
	(Premiums received $6,589,722)

PUT OPTIONS WRITTEN — (4.1)%

(7,683)	SPDR® S&P 500® ETF Trust	(317,254,119)	350.67	05/19/23	(12,776,829)
	(Premiums received $16,988,472)
	Total Written Options				(23,148,879)
	(Premiums received $23,578,194)
	Net Other Assets and Liabilities — (0.0)%				(107,666)
	Net Assets — 100.0%				$310,125,944

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,420,688	$3,420,688	$—	$—
Call Options Purchased	309,348,312	—	309,348,312	—
Put Options Purchased	20,613,489	—	20,613,489	—
Total	$333,382,489	$3,420,688	$329,961,801	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(10,372,050)	$—	$(10,372,050)	$—
Put Options Written	(12,776,829)	—	(12,776,829)	—
Total	$(23,148,879)	$—	$(23,148,879)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
1,952,900	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,952,900
	(Cost $1,952,900)
	Total Investments — 1.1%	1,952,900
	(Cost $1,952,900)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.4%
CALL OPTIONS PURCHASED — 101.0%

4,565	SPDR® S&P 500® ETF Trust	$188,502,545	$3.89	05/19/23	184,042,540
	(Cost $175,921,585)

PUT OPTIONS PURCHASED — 5.4%

4,565	SPDR® S&P 500® ETF Trust	188,502,545	370.15	05/19/23	9,810,185
	(Cost $12,428,460)
	Total Purchased Options				193,852,725
	(Cost $188,350,045)

WRITTEN OPTIONS — (7.5)%
CALL OPTIONS WRITTEN — (5.9)%

(4,565)	SPDR® S&P 500® ETF Trust	(188,502,545)	443.91	05/19/23	(10,723,185)
	(Premiums received $7,764,965)

PUT OPTIONS WRITTEN — (1.6)%

(4,565)	SPDR® S&P 500® ETF Trust	(188,502,545)	272.74	05/19/23	(2,834,865)
	(Premiums received $3,554,200)
	Total Written Options				(13,558,050)
	(Premiums received $11,319,165)
	Net Other Assets and Liabilities — (0.0)%				(18,836)
	Net Assets — 100.0%				$182,228,739

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,952,900	$1,952,900	$—	$—
Call Options Purchased	184,042,540	—	184,042,540	—
Put Options Purchased	9,810,185	—	9,810,185	—
Total	$195,805,625	$1,952,900	$193,852,725	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(10,723,185)	$—	$(10,723,185)	$—
Put Options Written	(2,834,865)	—	(2,834,865)	—
Total	$(13,558,050)	$—	$(13,558,050)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.3%
389,603	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$389,603
	(Cost $389,603)
	Total Investments — 0.3%	389,603
	(Cost $389,603)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.1%
CALL OPTIONS PURCHASED — 97.5%

2,985	SPDR® S&P 500® ETF Trust	$123,259,605	$4.15	06/17/22	121,300,054
	(Cost $123,675,776)

PUT OPTIONS PURCHASED — 2.6%

2,985	SPDR® S&P 500® ETF Trust	123,259,605	414.92	06/17/22	3,186,891
	(Cost $8,110,996)
	Total Purchased Options				124,486,945
	(Cost $131,786,772)

WRITTEN OPTIONS — (0.3)%
CALL OPTIONS WRITTEN — (0.0)%

(2,985)	SPDR® S&P 500® ETF Trust	(123,259,605)	463.47	06/17/22	(10,452)
	(Premiums received $2,499,131)

PUT OPTIONS WRITTEN — (0.3)%

(2,985)	SPDR® S&P 500® ETF Trust	(123,259,605)	373.43	06/17/22	(325,127)
	(Premiums received $4,612,997)
	Total Written Options				(335,579)
	(Premiums received $7,112,128)
	Net Other Assets and Liabilities — (0.1)%				(86,800)
	Net Assets — 100.0%				$124,454,169

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$389,603	$389,603	$—	$—
Call Options Purchased	121,300,054	—	121,300,054	—
Put Options Purchased	3,186,891	—	3,186,891	—
Total	$124,876,548	$389,603	$124,486,945	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(10,452)	$—	$(10,452)	$—
Put Options Written	(325,127)	—	(325,127)	—
Total	$(335,579)	$—	$(335,579)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.3%
331,067	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$331,067
	(Cost $331,067)
	Total Investments — 0.3%	331,067
	(Cost $331,067)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 99.9%
CALL OPTIONS PURCHASED — 99.0%

2,675	SPDR® S&P 500® ETF Trust	$110,458,775	$4.14	06/17/22	108,705,402
	(Cost $112,630,552)

PUT OPTIONS PURCHASED — 0.9%

2,675	SPDR® S&P 500® ETF Trust	110,458,775	394.17	06/17/22	938,722
	(Cost $4,299,299)
	Total Purchased Options				109,644,124
	(Cost $116,929,851)

WRITTEN OPTIONS — (0.1)%
CALL OPTIONS WRITTEN — (0.1)%

(2,675)	SPDR® S&P 500® ETF Trust	(110,458,775)	444.21	06/17/22	(91,354)
	(Premiums received $2,910,346)

PUT OPTIONS WRITTEN — (0.0)%

(2,675)	SPDR® S&P 500® ETF Trust	(110,458,775)	290.44	06/17/22	(3,507)
	(Premiums received $618,693)
	Total Written Options				(94,861)
	(Premiums received $3,529,039)
	Net Other Assets and Liabilities — (0.1)%				(76,412)
	Net Assets — 100.0%				$109,803,918

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$331,067	$331,067	$—	$—
Call Options Purchased	108,705,402	—	108,705,402	—
Put Options Purchased	938,722	—	938,722	—
Total	$109,975,191	$331,067	$109,644,124	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(91,354)	$—	$(91,354)	$—
Put Options Written	(3,507)	—	(3,507)	—
Total	$(94,861)	$—	$(94,861)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.4%
620,118	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$620,118
	(Cost $620,118)
	Total Investments — 0.4%	620,118
	(Cost $620,118)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.2%
CALL OPTIONS PURCHASED — 95.4%

3,484	SPDR® S&P 500® ETF Trust	$143,864,812	$4.31	07/15/22	141,657,961
	(Cost $149,999,948)

PUT OPTIONS PURCHASED — 5.8%

3,484	SPDR® S&P 500® ETF Trust	143,864,812	431.34	07/15/22	8,502,495
	(Cost $10,041,601)
	Total Purchased Options				150,160,456
	(Cost $160,041,549)

WRITTEN OPTIONS — (1.5)%
CALL OPTIONS WRITTEN — (0.0)%

(3,484)	SPDR® S&P 500® ETF Trust	(143,864,812)	481.81	07/15/22	(28,346)
	(Premiums received $3,494,577)

PUT OPTIONS WRITTEN — (1.5)%

(3,484)	SPDR® S&P 500® ETF Trust	(143,864,812)	388.21	07/15/22	(2,197,437)
	(Premiums received $5,163,919)
	Total Written Options				(2,225,783)
	(Premiums received $8,658,496)
	Net Other Assets and Liabilities — (0.1)%				(107,821)
	Net Assets — 100.0%				$148,446,970

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$620,118	$620,118	$—	$—
Call Options Purchased	141,657,961	—	141,657,961	—
Put Options Purchased	8,502,495	—	8,502,495	—
Total	$150,780,574	$620,118	$150,160,456	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(28,346)	$—	$(28,346)	$—
Put Options Written	(2,197,437)	—	(2,197,437)	—
Total	$(2,225,783)	$—	$(2,225,783)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.4%
345,174	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$345,174
	(Cost $345,174)
	Total Investments — 0.4%	345,174
	(Cost $345,174)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 99.9%
CALL OPTIONS PURCHASED — 96.9%

1,962	SPDR® S&P 500® ETF Trust	$81,016,866	$4.30	07/15/22	79,776,046
	(Cost $83,599,258)

PUT OPTIONS PURCHASED — 3.0%

1,962	SPDR® S&P 500® ETF Trust	81,016,866	409.77	07/15/22	2,477,731
	(Cost $4,363,656)
	Total Purchased Options				82,253,777
	(Cost $87,962,914)

WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN — (0.1)%

(1,962)	SPDR® S&P 500® ETF Trust	(81,016,866)	462.83	07/15/22	(75,549)
	(Premiums received $2,869,347)

PUT OPTIONS WRITTEN — (0.1)%

(1,962)	SPDR® S&P 500® ETF Trust	(81,016,866)	301.94	07/15/22	(84,677)
	(Premiums received $958,695)
	Total Written Options				(160,226)
	(Premiums received $3,828,042)
	Net Other Assets and Liabilities — (0.1)%				(55,236)
	Net Assets — 100.0%				$82,383,489

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$345,174	$345,174	$—	$—
Call Options Purchased	79,776,046	—	79,776,046	—
Put Options Purchased	2,477,731	—	2,477,731	—
Total	$82,598,951	$345,174	$82,253,777	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(75,549)	$—	$(75,549)	$—
Put Options Written	(84,677)	—	(84,677)	—
Total	$(160,226)	$—	$(160,226)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
1,026,632	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,026,632
	(Cost $1,026,632)
	Total Investments — 0.5%	1,026,632
	(Cost $1,026,632)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.7%
CALL OPTIONS PURCHASED — 94.4%

4,556	SPDR® S&P 500® ETF Trust	$188,130,908	$4.43	08/19/22	185,274,455
	(Cost $198,988,598)

PUT OPTIONS PURCHASED — 8.3%

4,556	SPDR® S&P 500® ETF Trust	188,130,908	443.36	08/19/22	16,268,885
	(Cost $17,286,332)
	Total Purchased Options				201,543,340
	(Cost $216,274,930)

WRITTEN OPTIONS — (3.1)%
CALL OPTIONS WRITTEN — (0.0)%

(4,556)	SPDR® S&P 500® ETF Trust	(188,130,908)	494.97	08/19/22	(71,548)
	(Premiums received $3,660,238)

PUT OPTIONS WRITTEN — (3.1)%

(4,556)	SPDR® S&P 500® ETF Trust	(188,130,908)	399.02	08/19/22	(6,020,902)
	(Premiums received $9,020,886)
	Total Written Options				(6,092,450)
	(Premiums received $12,681,124)
	Net Other Assets and Liabilities — (0.1)%				(139,271)
	Net Assets — 100.0%				$196,338,251

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,026,632	$1,026,632	$—	$—
Call Options Purchased	185,274,455	—	185,274,455	—
Put Options Purchased	16,268,885	—	16,268,885	—
Total	$202,569,972	$1,026,632	$201,543,340	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(71,548)	$—	$(71,548)	$—
Put Options Written	(6,020,902)	—	(6,020,902)	—
Total	$(6,092,450)	$—	$(6,092,450)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
819,507	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$819,507
	(Cost $819,507)
	Total Investments — 0.5%	819,507
	(Cost $819,507)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.1%
CALL OPTIONS PURCHASED — 94.9%

3,958	SPDR® S&P 500® ETF Trust	$163,437,694	$4.42	08/19/22	161,078,726
	(Cost $169,101,346)

PUT OPTIONS PURCHASED — 5.2%

3,958	SPDR® S&P 500® ETF Trust	163,437,694	421.19	08/19/22	8,763,012
	(Cost $10,958,792)
	Total Purchased Options				169,841,738
	(Cost $180,060,138)

WRITTEN OPTIONS — (0.5)%
CALL OPTIONS WRITTEN — (0.1)%

(3,958)	SPDR® S&P 500® ETF Trust	(163,437,694)	476.04	08/19/22	(237,480)
	(Premiums received $4,711,612)

PUT OPTIONS WRITTEN — (0.4)%

(3,958)	SPDR® S&P 500® ETF Trust	(163,437,694)	310.35	08/19/22	(629,322)
	(Premiums received $2,555,305)
	Total Written Options				(866,802)
	(Premiums received $7,266,917)
	Net Other Assets and Liabilities — (0.1)%				(104,627)
	Net Assets — 100.0%				$169,689,816

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$819,507	$819,507	$—	$—
Call Options Purchased	161,078,726	—	161,078,726	—
Put Options Purchased	8,763,012	—	8,763,012	—
Total	$170,661,245	$819,507	$169,841,738	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(237,480)	$—	$(237,480)	$—
Put Options Written	(629,322)	—	(629,322)	—
Total	$(866,802)	$—	$(866,802)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.6%
742,167	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$742,167
	(Cost $742,167)
	Total Investments — 0.6%	742,167
	(Cost $742,167)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.3%
CALL OPTIONS PURCHASED — 94.6%

3,005	SPDR® S&P 500® ETF Trust	$124,085,465	$4.41	09/16/22	121,780,439
	(Cost $130,861,714)

PUT OPTIONS PURCHASED — 8.7%

3,005	SPDR® S&P 500® ETF Trust	124,085,465	441.40	09/16/22	11,101,571
	(Cost $10,926,254)
	Total Purchased Options				132,882,010
	(Cost $141,787,968)

WRITTEN OPTIONS — (3.8)%
CALL OPTIONS WRITTEN — (0.1)%

(3,005)	SPDR® S&P 500® ETF Trust	(124,085,465)	495.25	09/16/22	(99,319)
	(Premiums received $2,146,825)

PUT OPTIONS WRITTEN — (3.7)%

(3,005)	SPDR® S&P 500® ETF Trust	(124,085,465)	397.26	09/16/22	(4,731,442)
	(Premiums received $6,157,950)
	Total Written Options				(4,830,761)
	(Premiums received $8,304,775)
	Net Other Assets and Liabilities — (0.1)%				(91,496)
	Net Assets — 100.0%				$128,701,920

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$742,167	$742,167	$—	$—
Call Options Purchased	121,780,439	—	121,780,439	—
Put Options Purchased	11,101,571	—	11,101,571	—
Total	$133,624,177	$742,167	$132,882,010	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(99,319)	$—	$(99,319)	$—
Put Options Written	(4,731,442)	—	(4,731,442)	—
Total	$(4,830,761)	$—	$(4,830,761)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
519,687	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$519,687
	(Cost $519,687)
	Total Investments — 0.5%	519,687
	(Cost $519,687)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.5%
CALL OPTIONS PURCHASED — 94.8%

2,268	SPDR® S&P 500® ETF Trust	$93,652,524	$4.40	09/16/22	91,915,082
	(Cost $95,770,519)

PUT OPTIONS PURCHASED — 5.7%

2,268	SPDR® S&P 500® ETF Trust	93,652,524	419.33	09/16/22	5,512,622
	(Cost $6,334,727)
	Total Purchased Options				97,427,704
	(Cost $102,105,246)

WRITTEN OPTIONS — (0.9)%
CALL OPTIONS WRITTEN — (0.3)%

(2,268)	SPDR® S&P 500® ETF Trust	(93,652,524)	474.20	09/16/22	(277,719)
	(Premiums received $2,492,205)

PUT OPTIONS WRITTEN — (0.6)%

(2,268)	SPDR® S&P 500® ETF Trust	(93,652,524)	308.98	09/16/22	(621,784)
	(Premiums received $1,370,274)
	Total Written Options				(899,503)
	(Premiums received $3,862,479)
	Net Other Assets and Liabilities — (0.1)%				(52,457)
	Net Assets — 100.0%				$96,995,431

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$519,687	$519,687	$—	$—
Call Options Purchased	91,915,082	—	91,915,082	—
Put Options Purchased	5,512,622	—	5,512,622	—
Total	$97,947,391	$519,687	$97,427,704	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(277,719)	$—	$(277,719)	$—
Put Options Written	(621,784)	—	(621,784)	—
Total	$(899,503)	$—	$(899,503)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
1,031,370	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,031,370
	(Cost $1,031,370)
	Total Investments — 0.7%	1,031,370
	(Cost $1,031,370)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.2%
CALL OPTIONS PURCHASED — 94.5%

3,597	SPDR® S&P 500® ETF Trust	$148,530,921	$4.46	10/21/22	145,835,219
	(Cost $159,490,906)

PUT OPTIONS PURCHASED — 9.7%

3,597	SPDR® S&P 500® ETF Trust	148,530,921	445.87	10/21/22	14,972,602
	(Cost $12,193,313)
	Total Purchased Options				160,807,821
	(Cost $171,684,219)

WRITTEN OPTIONS — (4.8)%
CALL OPTIONS WRITTEN — (0.2)%

(3,597)	SPDR® S&P 500® ETF Trust	(148,530,921)	498.04	10/21/22	(238,161)
	(Premiums received $3,011,443)

PUT OPTIONS WRITTEN — (4.6)%

(3,597)	SPDR® S&P 500® ETF Trust	(148,530,921)	401.28	10/21/22	(7,124,473)
	(Premiums received $6,773,837)
	Total Written Options				(7,362,634)
	(Premiums received $9,785,280)
	Net Other Assets and Liabilities — (0.1)%				(118,872)
	Net Assets — 100.0%				$154,357,685

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,031,370	$1,031,370	$—	$—
Call Options Purchased	145,835,219	—	145,835,219	—
Put Options Purchased	14,972,602	—	14,972,602	—
Total	$161,839,191	$1,031,370	$160,807,821	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(238,161)	$—	$(238,161)	$—
Put Options Written	(7,124,473)	—	(7,124,473)	—
Total	$(7,362,634)	$—	$(7,362,634)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.6%
823,280	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$823,280
	(Cost $823,280)
	Total Investments — 0.6%	823,280
	(Cost $823,280)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.9%
CALL OPTIONS PURCHASED — 94.2%

2,982	SPDR® S&P 500® ETF Trust	$123,135,726	$4.45	10/21/22	120,903,887
	(Cost $130,037,527)

PUT OPTIONS PURCHASED — 6.7%

2,982	SPDR® S&P 500® ETF Trust	123,135,726	423.58	10/21/22	8,609,752
	(Cost $8,231,352)
	Total Purchased Options				129,513,639
	(Cost $138,268,879)

WRITTEN OPTIONS — (1.4)%
CALL OPTIONS WRITTEN — (0.4)%

(2,982)	SPDR® S&P 500® ETF Trust	(123,135,726)	478.06	10/21/22	(577,876)
	(Premiums received $4,587,183)

PUT OPTIONS WRITTEN — (1.0)%

(2,982)	SPDR® S&P 500® ETF Trust	(123,135,726)	312.11	10/21/22	(1,290,794)
	(Premiums received $1,989,507)
	Total Written Options				(1,868,670)
	(Premiums received $6,576,690)
	Net Other Assets and Liabilities — (0.1)%				(89,997)
	Net Assets — 100.0%				$128,378,252

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$823,280	$823,280	$—	$—
Call Options Purchased	120,903,887	—	120,903,887	—
Put Options Purchased	8,609,752	—	8,609,752	—
Total	$130,336,919	$823,280	$129,513,639	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(577,876)	$—	$(577,876)	$—
Put Options Written	(1,290,794)	—	(1,290,794)	—
Total	$(1,868,670)	$—	$(1,868,670)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
2,600,313	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,600,313
	(Cost $2,600,313)
	Total Investments — 0.8%	2,600,313
	(Cost $2,600,313)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.3%
CALL OPTIONS PURCHASED — 92.7%

7,149	SPDR® S&P 500® ETF Trust	$295,203,657	$4.69	11/18/22	289,677,480
	(Cost $324,729,308)

PUT OPTIONS PURCHASED — 13.6%

7,149	SPDR® S&P 500® ETF Trust	295,203,657	468.89	11/18/22	42,486,507
	(Cost $27,828,202)
	Total Purchased Options				332,163,987
	(Cost $352,557,510)

WRITTEN OPTIONS — (7.0)%
CALL OPTIONS WRITTEN — (0.1)%

(7,149)	SPDR® S&P 500® ETF Trust	(295,203,657)	525.63	11/18/22	(257,364)
	(Premiums received $5,580,216)

PUT OPTIONS WRITTEN — (6.9)%

(7,149)	SPDR® S&P 500® ETF Trust	(295,203,657)	422.00	11/18/22	(21,732,960)
	(Premiums received $17,054,226)
	Total Written Options				(21,990,324)
	(Premiums received $22,634,442)
	Net Other Assets and Liabilities — (0.1)%				(370,781)
	Net Assets — 100.0%				$312,403,195

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,600,313	$2,600,313	$—	$—
Call Options Purchased	289,677,480	—	289,677,480	—
Put Options Purchased	42,486,507	—	42,486,507	—
Total	$334,764,300	$2,600,313	$332,163,987	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(257,364)	$—	$(257,364)	$—
Put Options Written	(21,732,960)	—	(21,732,960)	—
Total	$(21,990,324)	$—	$(21,990,324)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
2,679,038	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,679,038
	(Cost $2,679,038)
	Total Investments — 0.7%	2,679,038
	(Cost $2,679,038)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.0%
CALL OPTIONS PURCHASED — 91.4%

8,154	SPDR® S&P 500® ETF Trust	$336,703,122	$4.68	11/18/22	330,402,375
	(Cost $353,086,917)

PUT OPTIONS PURCHASED — 9.6%

8,154	SPDR® S&P 500® ETF Trust	336,703,122	445.45	11/18/22	34,778,248
	(Cost $29,870,939)
	Total Purchased Options				365,180,623
	(Cost $382,957,856)

WRITTEN OPTIONS — (1.6)%
CALL OPTIONS WRITTEN — (0.1)%

(8,154)	SPDR® S&P 500® ETF Trust	(336,703,122)	504.53	11/18/22	(577,961)
	(Premiums received $6,610,601)

PUT OPTIONS WRITTEN — (1.5)%

(8,154)	SPDR® S&P 500® ETF Trust	(336,703,122)	328.22	11/18/22	(5,451,648)
	(Premiums received $6,791,413)
	Total Written Options				(6,029,609)
	(Premiums received $13,402,014)
	Net Other Assets and Liabilities — (0.1)%				(234,666)
	Net Assets — 100.0%				$361,595,386

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,679,038	$2,679,038	$—	$—
Call Options Purchased	330,402,375	—	330,402,375	—
Put Options Purchased	34,778,248	—	34,778,248	—
Total	$367,859,661	$2,679,038	$365,180,623	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(577,961)	$—	$(577,961)	$—
Put Options Written	(5,451,648)	—	(5,451,648)	—
Total	$(6,029,609)	$—	$(6,029,609)	$—

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.9%
2,063,364	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$2,063,364
	(Cost $2,063,364)
	Total Investments — 0.9%	2,063,364
	(Cost $2,063,364)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.8%
CALL OPTIONS PURCHASED — 93.4%

5,477	SPDR® S&P 500® ETF Trust	$226,161,761	$4.60	12/16/22	221,275,503
	(Cost $242,861,074)

PUT OPTIONS PURCHASED — 12.4%

5,477	SPDR® S&P 500® ETF Trust	226,161,761	459.87	12/16/22	29,501,016
	(Cost $21,977,151)
	Total Purchased Options				250,776,519
	(Cost $264,838,225)

WRITTEN OPTIONS — (6.6)%
CALL OPTIONS WRITTEN — (0.1)%

(5,477)	SPDR® S&P 500® ETF Trust	(226,161,761)	520.11	12/16/22	(346,190)
	(Premiums received $3,991,474)

PUT OPTIONS WRITTEN — (6.5)%

(5,477)	SPDR® S&P 500® ETF Trust	(226,161,761)	413.88	12/16/22	(15,333,005)
	(Premiums received $13,657,870)
	Total Written Options				(15,679,195)
	(Premiums received $17,649,344)
	Net Other Assets and Liabilities — (0.1)%				(222,689)
	Net Assets — 100.0%				$236,937,999

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,063,364	$2,063,364	$—	$—
Call Options Purchased	221,275,503	—	221,275,503	—
Put Options Purchased	29,501,016	—	29,501,016	—
Total	$252,839,883	$2,063,364	$250,776,519	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(346,190)	$—	$(346,190)	$—
Put Options Written	(15,333,005)	—	(15,333,005)	—
Total	$(15,679,195)	$—	$(15,679,195)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
1,331,139	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,331,139
	(Cost $1,331,139)
	Total Investments — 0.8%	1,331,139
	(Cost $1,331,139)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.3%
CALL OPTIONS PURCHASED — 92.4%

3,740	SPDR® S&P 500® ETF Trust	$154,435,820	$4.59	12/16/22	151,102,912
	(Cost $163,315,751)

PUT OPTIONS PURCHASED — 8.9%

3,740	SPDR® S&P 500® ETF Trust	154,435,820	436.88	12/16/22	14,612,125
	(Cost $12,821,728)
	Total Purchased Options				165,715,037
	(Cost $176,137,479)

WRITTEN OPTIONS — (2.0)%
CALL OPTIONS WRITTEN — (0.4)%

(3,740)	SPDR® S&P 500® ETF Trust	(154,435,820)	497.12	12/16/22	(611,794)
	(Premiums received $4,765,251)

PUT OPTIONS WRITTEN — (1.6)%

(3,740)	SPDR® S&P 500® ETF Trust	(154,435,820)	321.91	12/16/22	(2,727,888)
	(Premiums received $3,265,441)
	Total Written Options				(3,339,682)
	(Premiums received $8,030,692)
	Net Other Assets and Liabilities — (0.1)%				(110,690)
	Net Assets — 100.0%				$163,595,804

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,331,139	$1,331,139	$—	$—
Call Options Purchased	151,102,912	—	151,102,912	—
Put Options Purchased	14,612,125	—	14,612,125	—
Total	$167,046,176	$1,331,139	$165,715,037	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(611,794)	$—	$(611,794)	$—
Put Options Written	(2,727,888)	—	(2,727,888)	—
Total	$(3,339,682)	$—	$(3,339,682)	$—

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
845,743	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (a) (b)	$27,096,760
787,223	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (a) (b)	26,177,684
821,520	FT Cboe Vest U.S. Equity Deep Buffer ETF - September (a) (b)	25,754,652
800,488	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (a) (b)	25,103,303
757,619	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (a) (b)	25,190,832
	Total Exchange-Traded Funds — 100.0%	129,323,231
	(Cost $128,537,807)

	Money Market Funds — 0.0%
34,353	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (c)	34,353
	(Cost $34,353)
	Total Investments — 100.0%	129,357,584
	(Cost $128,572,160)
	Net Other Assets and Liabilities — (0.0)%	(20,241)
	Net Assets — 100.0%	$129,337,343

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$129,323,231	$129,323,231	$—	$—
Money Market Funds	34,353	34,353	—	—
Total Investments	$129,357,584	$129,357,584	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2022, and for the fiscal year-to-date period (October 26, 2021 to May 31, 2022) are as follows:

Security Name	Shares at 5/31/2022	Value at 10/26/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2022	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	—	$—	$8,445,573	$(8,453,641)	$—	$8,068	$—	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	—	—	35,678,826	(34,798,968)	—	(879,858)	—	—
FT Cboe Vest U.S. -Equity Deep Buffer ETF - February	—	—	45,119,108	(44,060,786)	—	(1,058,322)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - March	—	—	12,545,990	(12,367,434)	—	(178,556)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	—	—	43,901,712	(42,453,153)	—	(1,448,559)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	—	—	9,750,360	(9,493,939)	—	(256,421)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	845,743	—	50,791,717	(24,226,387)	340,784	190,646	27,096,760	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	—	—	29,374,775	(28,048,355)	—	(1,326,420)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	787,223	—	25,923,525	(35,421)	289,439	141	26,177,684	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - September	821,520	—	25,449,367	(34,787)	339,927	145	25,754,652	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	800,488	—	25,973,931	(362,785)	(505,676)	(2,167)	25,103,303	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	757,619	—	24,903,785	(34,037)	320,950	134	25,190,832	—
FT Cboe Vest U.S. Equity Buffer ETF - December	—	—	7,452,643	(7,437,687)	—	(14,956)	—	—
		$—	$345,311,312	$(211,807,380)	$785,424	$(4,966,125)	$129,323,231	$—

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
842,101	FT Cboe Vest U.S. Equity Buffer ETF - February (a) (b)	$30,517,740
983,065	FT Cboe Vest US Equity Buffer ETF - March (a) (b)	31,487,572
1,050,149	FT Cboe Vest U.S. Equity Buffer ETF - April (a) (b)	31,682,995
932,175	FT Cboe Vest U.S. Equity Buffer ETF - November (a) (b)	33,460,422
985,893	FT Cboe Vest U.S. Equity Buffer ETF - December (a) (b)	31,676,742
	Total Exchange-Traded Funds — 100.0%	158,825,471
	(Cost $163,564,143)

	Money Market Funds — 0.0%
50,298	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (c)	50,298
	(Cost $50,298)

	Total Investments — 100.0%	158,875,769
	(Cost $163,614,441)
	Net Other Assets and Liabilities — (0.0)%	(26,318)
	Net Assets — 100.0%	$158,849,451

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$158,825,471	$158,825,471	$—	$—
Money Market Funds	50,298	50,298	—	—
Total Investments	$158,875,769	$158,875,769	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2022, and for the fiscal year-to-date period (October 26, 2021 to May 31, 2022) are as follows:

Security Name	Shares at 5/31/2022	Value at 10/26/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2022	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	—	$—	$70,861,927	$(68,915,088)	$—	$(1,946,839)	$—	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	842,101	—	65,902,234	(36,615,847)	665,260	566,093	30,517,740	—
FT Cboe Vest U.S. Equity Buffer ETF - March	983,065	—	35,020,261	(2,068,347)	(1,393,554)	(70,788)	31,487,572	—
FT Cboe Vest U.S. Equity Buffer ETF - April	1,050,149	—	34,553,994	(1,430,402)	(1,420,291)	(20,306)	31,682,995	—
FT Cboe Vest U.S. Equity Buffer ETF - July	—	—	9,245,690	(9,254,372)	—	8,682	—	—
FT Cboe Vest U.S. Equity Buffer ETF - August	—	—	50,438,924	(49,771,854)	—	(667,070)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - September	—	—	26,864,660	(25,923,544)	—	(941,116)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - October	—	—	45,625,515	(45,380,142)	—	(245,373)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	—	—	5,043,001	(5,035,678)	—	(7,323)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - November	932,175	—	59,799,000	(24,586,919)	(1,192,284)	(559,375)	33,460,422	—
FT Cboe Vest U.S. Equity Buffer ETF - December	985,893	—	50,811,444	(17,168,436)	(1,397,803)	(568,463)	31,676,742	—
		$—	$454,166,650	$(286,150,629)	$(4,738,672)	$(4,451,878)	$158,825,471	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.2%
593,050	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$593,050
	(Cost $593,050)
	Total Investments — 1.2%	593,050
	(Cost $593,050)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.5%
CALL OPTIONS PURCHASED — 94.7%

7,005	iShares MSCI EAFE ETF	$49,042,005	$0.74	03/17/23	47,271,493
	(Cost $49,436,871)

PUT OPTIONS PURCHASED — 9.8%

7,005	iShares MSCI EAFE ETF	49,042,005	73.77	03/17/23	4,880,734
	(Cost $4,524,451)
	Total Purchased Options				52,152,227
	(Cost $53,961,322)

WRITTEN OPTIONS — (5.6)%
CALL OPTIONS WRITTEN — (0.3)%

(7,005)	iShares MSCI EAFE ETF	(49,042,005)	89.04	03/17/23	(130,003)
	(Premiums received $882,427)

PUT OPTIONS WRITTEN — (5.3)%

(7,005)	iShares MSCI EAFE ETF	(49,042,005)	66.39	03/17/23	(2,636,403)
	(Premiums received $2,389,438)
	Total Written Options				(2,766,406)
	(Premiums received $3,271,865)
	Net Other Assets and Liabilities — (0.1)%				(35,852)
	Net Assets — 100.0%				$49,943,019

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$593,050	$593,050	$—	$—
Call Options Purchased	47,271,493	—	47,271,493	—
Put Options Purchased	4,880,734	—	4,880,734	—
Total	$52,745,277	$593,050	$52,152,227	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(130,003)	$—	$(130,003)	$—
Put Options Written	(2,636,403)	—	(2,636,403)	—
Total	$(2,766,406)	$—	$(2,766,406)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
584,204	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$584,204
	(Cost $584,204)
	Total Investments — 1.1%	584,204
	(Cost $584,204)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 109.9%
CALL OPTIONS PURCHASED — 93.7%

1,588	Invesco QQQ TrustSM, Series 1	$48,954,864	$3.52	03/17/23	48,210,604
	(Cost $53,898,925)

PUT OPTIONS PURCHASED — 16.2%

1,588	Invesco QQQ TrustSM, Series 1	48,954,864	351.50	03/17/23	8,342,596
	(Cost $5,707,873)
	Total Purchased Options				56,553,200
	(Cost $59,606,798)

WRITTEN OPTIONS — (10.9)%
CALL OPTIONS WRITTEN — (0.9)%

(1,588)	Invesco QQQ TrustSM, Series 1	(48,954,864)	412.13	03/17/23	(457,487)
	(Premiums received $1,610,367)

PUT OPTIONS WRITTEN — (10.0)%

(1,588)	Invesco QQQ TrustSM, Series 1	(48,954,864)	316.35	03/17/23	(5,172,162)
	(Premiums received $3,552,242)
	Total Written Options				(5,629,649)
	(Premiums received $5,162,609)
	Net Other Assets and Liabilities — (0.1)%				(37,170)
	Net Assets — 100.0%				$51,470,585

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$584,204	$584,204	$—	$—
Call Options Purchased	48,210,604	—	48,210,604	—
Put Options Purchased	8,342,596	—	8,342,596	—
Total	$57,137,404	$584,204	$56,553,200	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(457,487)	$—	$(457,487)	$—
Put Options Written	(5,172,162)	—	(5,172,162)	—
Total	$(5,629,649)	$—	$(5,629,649)	$—

FT Cboe Vest International Equity Buffer ETF - June (YJUN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
47,148	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$47,148
	(Cost $47,148)
	Total Investments — 0.5%	47,148
	(Cost $47,148)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.5%
CALL OPTIONS PURCHASED — 89.7%

1,270	iShares MSCI EAFE ETF	$8,891,270	$0.79	06/17/22	8,630,171
	(Cost $9,784,159)

PUT OPTIONS PURCHASED — 12.8%

1,270	iShares MSCI EAFE ETF	8,891,270	78.52	06/17/22	1,236,711
	(Cost $766,476)
	Total Purchased Options				9,866,882
	(Cost $10,550,635)

WRITTEN OPTIONS — (2.9)%
CALL OPTIONS WRITTEN — (0.0)%

(1,270)	iShares MSCI EAFE ETF	(8,891,270)	87.79	06/17/22	(30)
	(Premiums received $75,022)

PUT OPTIONS WRITTEN — (2.9)%

(1,270)	iShares MSCI EAFE ETF	(8,891,270)	70.67	06/17/22	(282,969)
	(Premiums received $287,267)
	Total Written Options				(282,999)
	(Premiums received $362,289)
	Net Other Assets and Liabilities — (0.1)%				(7,783)
	Net Assets — 100.0%				$9,623,248

 \

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest International Equity Buffer ETF - June (YJUN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$47,148	$47,148	$—	$—
Call Options Purchased	8,630,171	—	8,630,171	—
Put Options Purchased	1,236,711	—	1,236,711	—
Total	$9,914,030	$47,148	$9,866,882	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(30)	$—	$(30)	$—
Put Options Written	(282,969)	—	(282,969)	—
Total	$(282,999)	$—	$(282,999)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.3%
96,953	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$96,953
	(Cost $96,953)
	Total Investments — 0.3%	96,953
	(Cost $96,953)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.2%
CALL OPTIONS PURCHASED — 91.8%

928	Invesco QQQ TrustSM, Series 1	$28,608,384	$3.43	06/17/22	28,272,506
	(Cost $32,197,247)

PUT OPTIONS PURCHASED — 10.4%

928	Invesco QQQ TrustSM, Series 1	28,608,384	342.63	06/17/22	3,212,187
	(Cost $2,121,981)
	Total Purchased Options				31,484,693
	(Cost $34,319,228)

WRITTEN OPTIONS — (2.4)%
CALL OPTIONS WRITTEN — (0.0)%

(928)	Invesco QQQ TrustSM, Series 1	(28,608,384)	387.17	06/17/22	(117)
	(Premiums received $949,367)

PUT OPTIONS WRITTEN — (2.4)%

(928)	Invesco QQQ TrustSM, Series 1	(28,608,384)	308.37	06/17/22	(760,274)
	(Premiums received $1,159,020)
	Total Written Options				(760,391)
	(Premiums received $2,108,387)
	Net Other Assets and Liabilities — (0.1)%				(22,999)
	Net Assets — 100.0%				$30,798,256

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$96,953	$96,953	$—	$—
Call Options Purchased	28,272,506	—	28,272,506	—
Put Options Purchased	3,212,187	—	3,212,187	—
Total	$31,581,646	$96,953	$31,484,693	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(117)	$—	$(117)	$—
Put Options Written	(760,274)	—	(760,274)	—
Total	$(760,391)	$—	$(760,391)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.4%
47,652	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$47,652
	(Cost $47,652)
	Total Investments — 0.4%	47,652
	(Cost $47,652)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.0%
CALL OPTIONS PURCHASED — 93.7%

272	SPDR® S&P 500® ETF Trust	$11,231,696	$4.37	06/17/22	11,047,157
272	SPDR® S&P 500® ETF Trust	11,231,696	437.08	06/17/22	21,509
	Total Call Options Purchased				11,068,666
	(Cost $12,451,812)

PUT OPTIONS PURCHASED — 6.3%

272	SPDR® S&P 500® ETF Trust	11,231,696	437.08	06/17/22	737,870
	(Cost $747,299)
	Total Purchased Options				11,806,536
	(Cost $13,199,111)

WRITTEN OPTIONS — (0.3)%
CALL OPTIONS WRITTEN — (0.1)%

(544)	SPDR® S&P 500® ETF Trust	(22,463,392)	450.54	06/17/22	(8,666)
	(Premiums received $1,034,929)

PUT OPTIONS WRITTEN — (0.2)%

(272)	SPDR® S&P 500® ETF Trust	(11,231,696)	371.52	06/17/22	(26,609)
	(Premiums received $312,207)
	Total Written Options				(35,275)
	(Premiums received $1,347,136)
	Net Other Assets and Liabilities — (0.1)%				(8,451)
	Net Assets — 100.0%				$11,810,462

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$47,652	$47,652	$—	$—
Call Options Purchased	11,068,666	—	11,068,666	—
Put Options Purchased	737,870	—	737,870	—
Total	$11,854,188	$47,652	$11,806,536	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(8,666)	$—	$(8,666)	$—
Put Options Written	(26,609)	—	(26,609)	—
Total	$(35,275)	$—	$(35,275)	$—

FT Cboe Vest International Equity Buffer ETF - September (YSEP)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
61,398	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$61,398
	(Cost $61,398)
	Total Investments — 0.7%	61,398
	(Cost $61,398)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.5%
CALL OPTIONS PURCHASED — 90.4%

1,116	iShares MSCI EAFE ETF	$7,813,116	$0.81	09/16/22	7,591,371
	(Cost $8,536,675)

PUT OPTIONS PURCHASED — 15.1%

1,116	iShares MSCI EAFE ETF	7,813,116	80.50	09/16/22	1,268,940
	(Cost $713,245)
	Total Purchased Options				8,860,311
	(Cost $9,249,920)

WRITTEN OPTIONS — (6.1)%
CALL OPTIONS WRITTEN — (0.0)%

(1,116)	iShares MSCI EAFE ETF	(7,813,116)	90.91	09/16/22	(474)
	(Premiums received $54,858)

PUT OPTIONS WRITTEN — (6.1)%

(1,116)	iShares MSCI EAFE ETF	(7,813,116)	72.45	09/16/22	(510,728)
	(Premiums received $353,631)
	Total Written Options				(511,202)
	(Premiums received $408,489)
	Net Other Assets and Liabilities — (0.1)%				(6,241)
	Net Assets — 100.0%				$8,404,266

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest International Equity Buffer ETF - September (YSEP)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$61,398	$61,398	$—	$—
Call Options Purchased	7,591,371	—	7,591,371	—
Put Options Purchased	1,268,940	—	1,268,940	—
Total	$8,921,709	$61,398	$8,860,311	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(474)	$—	$(474)	$—
Put Options Written	(510,728)	—	(510,728)	—
Total	$(511,202)	$—	$(511,202)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.6%
172,013	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$172,013
	(Cost $172,013)
	Total Investments — 0.6%	172,013
	(Cost $172,013)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 110.0%
CALL OPTIONS PURCHASED — 90.4%

837	Invesco QQQ TrustSM, Series 1	$25,803,036	$3.74	09/16/22	25,439,074
	(Cost $29,640,617)

PUT OPTIONS PURCHASED — 19.6%

837	Invesco QQQ TrustSM, Series 1	25,803,036	373.83	09/16/22	5,516,821
	(Cost $3,543,501)
	Total Purchased Options				30,955,895
	(Cost $33,184,118)

WRITTEN OPTIONS — (10.5)%
CALL OPTIONS WRITTEN — (0.0)%

(837)	Invesco QQQ TrustSM, Series 1	(25,803,036)	424.86	09/16/22	(9,570)
	(Premiums received $747,823)

PUT OPTIONS WRITTEN — (10.5)%

(837)	Invesco QQQ TrustSM, Series 1	(25,803,036)	336.45	09/16/22	(2,953,800)
	(Premiums received $2,092,969)
	Total Written Options				(2,963,370)
	(Premiums received $2,840,792)
	Net Other Assets and Liabilities — (0.1)%				(19,511)
	Net Assets — 100.0%				$28,145,027

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$172,013	$172,013	$—	$—
Call Options Purchased	25,439,074	—	25,439,074	—
Put Options Purchased	5,516,821	—	5,516,821	—
Total	$31,127,908	$172,013	$30,955,895	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(9,570)	$—	$(9,570)	$—
Put Options Written	(2,953,800)	—	(2,953,800)	—
Total	$(2,963,370)	$—	$(2,963,370)	$—

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
127,659	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$127,659
	(Cost $127,659)
	Total Investments — 1.0%	127,659
	(Cost $127,659)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.9%
CALL OPTIONS PURCHASED — 93.1%

1,780	iShares MSCI EAFE ETF	$12,461,780	$0.77	12/16/22	11,993,838
	(Cost $13,086,357)

PUT OPTIONS PURCHASED — 11.8%

1,780	iShares MSCI EAFE ETF	12,461,780	76.65	12/16/22	1,526,664
	(Cost $1,280,637)
	Total Purchased Options				13,520,502
	(Cost $14,366,994)

WRITTEN OPTIONS — (5.8)%
CALL OPTIONS WRITTEN — (0.1)%

(1,780)	iShares MSCI EAFE ETF	(12,461,780)	84.89	12/16/22	(16,285)
	(Premiums received $184,251)

PUT OPTIONS WRITTEN — (5.7)%

(1,780)	iShares MSCI EAFE ETF	(12,461,780)	68.99	12/16/22	(737,012)
	(Premiums received $639,164)
	Total Written Options				(753,297)
	(Premiums received $823,415)
	Net Other Assets and Liabilities — (0.1)%				(9,580)
	Net Assets — 100.0%				$12,885,284

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$127,659	$127,659	$—	$—
Call Options Purchased	11,993,838	—	11,993,838	—
Put Options Purchased	1,526,664	—	1,526,664	—
Total	$13,648,161	$127,659	$13,520,502	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(16,285)	$—	$(16,285)	$—
Put Options Written	(737,012)	—	(737,012)	—
Total	$(753,297)	$—	$(753,297)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.9%
795,274	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$795,274
	(Cost $795,274)
	Total Investments — 0.9%	795,274
	(Cost $795,274)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 113.2%
CALL OPTIONS PURCHASED — 90.3%

2,606	Invesco QQQ TrustSM, Series 1	$80,337,768	$3.85	12/16/22	79,060,748
	(Cost $97,353,998)

PUT OPTIONS PURCHASED — 22.9%

2,606	Invesco QQQ TrustSM, Series 1	80,337,768	384.91	12/16/22	20,041,329
	(Cost $10,431,209)
	Total Purchased Options				99,102,077
	(Cost $107,785,207)

WRITTEN OPTIONS — (14.0)%
CALL OPTIONS WRITTEN — (0.1)%

(2,606)	Invesco QQQ TrustSM, Series 1	(80,337,768)	446.07	12/16/22	(90,269)
	(Premiums received $3,021,876)

PUT OPTIONS WRITTEN — (13.9)%

(2,606)	Invesco QQQ TrustSM, Series 1	(80,337,768)	346.42	12/16/22	(12,146,910)
	(Premiums received $6,564,027)
	Total Written Options				(12,237,179)
	(Premiums received $9,585,903)
	Net Other Assets and Liabilities — (0.1)%				(65,560)
	Net Assets — 100.0%				$87,594,612

 \

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$795,274	$795,274	$—	$—
Call Options Purchased	79,060,748	—	79,060,748	—
Put Options Purchased	20,041,329	—	20,041,329	—
Total	$99,897,351	$795,274	$99,102,077	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(90,269)	$—	$(90,269)	$—
Put Options Written	(12,146,910)	—	(12,146,910)	—
Total	$(12,237,179)	$—	$(12,237,179)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 3.2%
1,967,583	Dreyfus Government Cash Management Fund, Institutional Shares - 0.70% (a)	$1,967,583
	(Cost $1,967,583)
	Total Investments — 3.2%	1,967,583
	(Cost $1,967,583)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.3%
CALL OPTIONS PURCHASED — 93.1%

1,386	SPDR® S&P 500® ETF Trust	$57,232,098	$4.61	12/16/22	55,994,219
1,386	SPDR® S&P 500® ETF Trust	57,232,098	459.88	12/16/22	1,013,855
	Total Call Options Purchased				57,008,074
	(Cost $63,268,581)

PUT OPTIONS PURCHASED — 12.2%

1,386	SPDR® S&P 500® ETF Trust	57,232,098	459.88	12/16/22	7,466,483
	(Cost $5,997,184)
	Total Purchased Options				64,474,557
	(Cost $69,265,765)

WRITTEN OPTIONS — (6.0)%
CALL OPTIONS WRITTEN — (1.5)%

(2,772)	SPDR® S&P 500® ETF Trust	(114,464,196)	479.60	12/16/22	(945,735)
	(Premiums received $4,252,169)

PUT OPTIONS WRITTEN — (4.5)%

(1,386)	SPDR® S&P 500® ETF Trust	(57,232,098)	390.89	12/16/22	(2,771,761)
	(Premiums received $2,764,136)
	Total Written Options				(3,717,496)
	(Premiums received $7,016,305)
	Net Other Assets and Liabilities — (2.5)%				(1,504,075)
	Net Assets — 100.0%				$61,220,569

(a)	Rate shown reflects yield as of May 31, 2022.

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,967,583	$1,967,583	$—	$—
Call Options Purchased	57,008,074	—	57,008,074	—
Put Options Purchased	7,466,483	—	7,466,483	—
Total	$66,442,140	$1,967,583	$64,474,557	$—

LIABILITIES TABLE

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(945,735)	$—	$(945,735)	$—
Put Options Written	(2,771,761)	—	(2,771,761)	—
Total	$(3,717,496)	$—	$(3,717,496)	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
1,870,790	FT Cboe Vest U.S. Equity Buffer ETF - January (a) (b)	$61,885,733
1,709,247	FT Cboe Vest U.S. Equity Buffer ETF - February (a) (b)	61,943,111
1,931,433	FT Cboe Vest U.S. Equity Buffer ETF - March (a) (b)	61,863,799
2,058,929	FT Cboe Vest U.S. Equity Buffer ETF - April (a) (b)	62,117,888
1,708,837	FT Cboe Vest U.S. Equity Buffer ETF - May (a) (b)	62,133,313
1,719,246	FT Cboe Vest U.S. Equity Buffer ETF - June (a) (b)	61,253,297
1,801,775	FT Cboe Vest U.S. Equity Buffer ETF - July (a) (b)	61,472,779
1,712,395	FT Cboe Vest U.S. Equity Buffer ETF - August (a) (b)	61,577,724
1,846,834	FT Cboe Vest U.S. Equity Buffer ETF - September (a) (b)	61,647,319
1,860,603	FT Cboe Vest U.S. Equity Buffer ETF - October (a) (b)	61,699,456
1,726,686	FT Cboe Vest U.S. Equity Buffer ETF - November (a) (b)	61,979,394
1,924,731	FT Cboe Vest U.S. Equity Buffer ETF - December (a) (b)	61,841,607

	Total Exchange-Traded Funds — 100.0%	741,415,420
	(Cost $764,327,918)

	Money Market Funds — 0.0%
362,522	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (c)	362,522
	(Cost $362,522)

	Total Investments — 100.0%	741,777,942
	(Cost $764,690,440)
	Net Other Assets and Liabilities — (0.0)%	(127,214)
	Net Assets — 100.0%	$741,650,728

(a)	Investment in an affiliated Fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2022.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$741,415,420	$741,415,420	$—	$—
Money Market Funds	362,522	362,522	—	—
Total Investments	$741,777,942	$741,777,942	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2022, and for the fiscal year-to-date period (September 1, 2021 to May 31, 2022) are as follows:

Security Name	Shares at 5/31/2022	Value at 8/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2022	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	1,870,790	$25,142,439	$45,513,734	$(7,691,744)	$(1,278,252)	$199,556	$61,885,733	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	1,709,247	25,402,513	45,851,210	(7,239,597)	(2,471,914)	400,899	61,943,111	—
FT Cboe Vest U.S. Equity Buffer ETF - March	1,931,433	25,206,024	45,252,176	(7,562,087)	(1,146,336)	114,022	61,863,799	—
FT Cboe Vest U.S. Equity Buffer ETF - April	2,058,929	25,234,357	46,088,184	(6,180,555)	(3,266,581)	242,483	62,117,888	—
FT Cboe Vest U.S. Equity Buffer ETF - May	1,708,837	25,232,697	45,009,652	(6,501,119)	(1,866,805)	258,888	62,133,313	—
FT Cboe Vest U.S. Equity Buffer ETF - June	1,719,246	25,188,007	45,139,990	(6,527,908)	(2,726,933)	180,141	61,253,297	—
FT Cboe Vest U.S. Equity Buffer ETF - July	1,801,775	25,254,902	45,190,025	(6,340,299)	(2,767,737)	135,888	61,472,779	—
FT Cboe Vest U.S. Equity Buffer ETF - August	1,712,395	25,175,010	45,475,548	(6,357,320)	(2,894,348)	178,834	61,577,724	—
FT Cboe Vest U.S. Equity Buffer ETF - September	1,846,834	24,842,175	45,528,624	(6,236,667)	(2,626,486)	139,673	61,647,319	—
FT Cboe Vest U.S. Equity Buffer ETF - October	1,860,603	24,921,718	45,418,373	(6,033,488)	(2,755,116)	147,969	61,699,456	—
FT Cboe Vest U.S. Equity Buffer ETF - November	1,726,686	25,053,554	46,507,250	(5,920,366)	(3,851,070)	190,026	61,979,394	—
FT Cboe Vest U.S. Equity Buffer ETF - December	1,924,731	24,997,377	45,917,459	(5,945,017)	(3,304,093)	175,881	61,841,607	—
		$301,650,773	$546,892,225	$(78,536,167)	$(30,955,671)	$2,364,260	$741,415,420	$—

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
1,158,761	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (a) (b)	$36,466,209
1,059,718	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (a) (b)	36,708,632
1,182,382	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (a) (b)	36,689,313
1,206,638	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (a) (b)	36,699,533
1,138,577	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (a) (b)	36,478,868
1,117,348	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (a) (b)	36,691,585
1,151,340	FT Cboe Vest U.S. Equity Deep Buffer ETF - July (a) (b)	36,508,991
1,098,236	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (a) (b)	36,519,861
1,169,309	FT Cboe Vest U.S. Equity Deep Buffer ETF - September (a) (b)	36,657,837
1,162,579	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (a) (b)	36,458,477
1,100,926	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (a) (b)	36,605,790
1,185,888	FT Cboe Vest U.S. Equity Deep Buffer ETF - December (a) (b)	36,608,363

	Total Exchange-Traded Funds — 100.0%	439,093,459
	(Cost $452,151,284)

	Money Market Funds — 0.0%
163,928	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (c)	163,928
	(Cost $163,928)

	Total Investments — 100.0%	439,257,387
	(Cost $452,315,212)
	Net Other Assets and Liabilities — (0.0)%	(73,036)
	Net Assets — 100.0%	$439,184,351

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2022.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$439,093,459	$439,093,459	$—	$—
Money Market Funds	163,928	163,928	—	—
Total Investments	$439,257,387	$439,257,387	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2022, and for the fiscal year-to-date period (September 1, 2021 to May 31, 2022) are as follows:

Security Name	Shares at 5/31/2022	Value at 8/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2022	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	1,158,761	$13,402,138	$27,322,884	$(3,638,520)	$(668,128)	$47,835	$36,466,209	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	1,059,718	13,421,030	27,316,388	(3,759,439)	(353,009)	83,662	36,708,632	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	1,182,382	13,452,408	27,340,977	(3,495,999)	(659,796)	51,723	36,689,313	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	1,206,638	13,464,511	27,307,718	(3,239,000)	(888,361)	54,665	36,699,533	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	1,138,577	13,465,196	28,272,552	(2,900,321)	(2,446,146)	87,587	36,478,868	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	1,117,348	13,396,029	27,434,102	(2,869,804)	(1,334,968)	66,226	36,691,585	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	1,151,340	13,441,726	27,498,763	(2,853,443)	(1,632,052)	53,997	36,508,991	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	1,098,236	13,434,043	27,455,277	(2,841,846)	(1,582,545)	54,932	36,519,861	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - September	1,169,309	13,351,278	27,382,279	(2,798,535)	(1,320,494)	43,309	36,657,837	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	1,162,579	13,394,736	27,435,315	(3,111,191)	(1,282,344)	21,961	36,458,477	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	1,100,926	13,392,943	27,704,235	(2,907,683)	(1,616,202)	32,497	36,605,790	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	1,185,888	13,422,261	27,483,139	(2,807,224)	(1,539,550)	49,737	36,608,363	—
		$161,038,299	$329,953,629	$(37,223,005)	$(15,323,595)	$648,131	$439,093,459	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Income Opportunities ETF (FCEF) (a)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 93.8%
	Capital Markets — 93.8%
11,753	Aberdeen Standard Global Infrastructure Income Fund	$226,950
21,434	Adams Natural Resources Fund, Inc.	492,553
11,151	Advent Convertible and Income Fund	157,675
8,495	Angel Oak Dynamic Financial Strategies Income Term Trust	152,400
19,313	Apollo Tactical Income Fund, Inc.	249,717
71,998	Ares Dynamic Credit Allocation Fund, Inc.	966,213
25,432	Barings Global Short Duration High Yield Fund	361,134
36,724	BlackRock Corporate High Yield Fund, Inc.	379,726
28,131	BlackRock Health Sciences Trust II	470,350
14,128	BlackRock Multi-Sector Income Trust	211,072
14,611	BlackRock Resources & Commodities Strategy Trust	157,945
19,852	BlackRock Science & Technology Trust	743,060
57,158	Blackstone Strategic Credit Fund	676,751
15,643	Central Securities Corp.	602,725
26,008	Cohen & Steers Infrastructure Fund, Inc.	724,583
52,027	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,212,749
65,049	DoubleLine Income Solutions Fund	862,550
10,156	Eaton Vance Enhanced Equity Income Fund	164,223
39,913	Eaton Vance Short Duration Diversified Income Fund	423,078
47,451	Eaton Vance Tax-Advantaged Dividend Income Fund	1,220,914
74,025	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,304,321
40,760	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,011,663
42,527	Gabelli Dividend & Income Trust (The)	956,007
16,661	General American Investors Co., Inc.	635,117
40,651	John Hancock Tax-Advantaged Dividend Income Fund	1,044,324
12,069	Lazard Global Total Return and Income Fund, Inc.	194,673
35,362	Macquarie Global Infrastructure Total Return Fund, Inc.	901,731
17,322	MainStay CBRE Global Infrastructure Megatrends Fund	323,055
134,217	Nuveen Credit Strategies Income Fund	732,825
33,817	Nuveen Multi-Asset Income Fund	510,637
80,050	Nuveen Preferred & Income Opportunities Fund	657,211

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
32,960	Nuveen Real Asset Income and Growth Fund	$471,328
19,175	Nuveen Variable Rate Preferred & Income Fund	373,913
69,695	PGIM Global High Yield Fund, Inc.	874,672
36,066	Pimco Dynamic Income Fund	813,288
18,132	PIMCO Dynamic Income Opportunities Fund	285,760
16,744	PIMCO Energy & Tactical Credit Opportunities Fund	258,193
30,623	Principal Real Estate Income Fund	412,186
4,610	Reaves Utility Income Fund	156,141
15,517	Royce Micro-Cap Trust, Inc.	146,015
37,305	Royce Value Trust, Inc.	573,005
27,260	Salient Midstream & MLP Fund	231,710
23,702	Source Capital, Inc.	915,134
48,186	Tekla Healthcare Investors	943,000
49,545	Tekla Healthcare Opportunities Fund	1,036,977
18,368	Tekla Life Sciences Investors	267,622
29,360	Tri-Continental Corp.	858,780
16,738	Virtus AllianzGI Convertible & Income 2024 Target Term Fund	148,633
12,737	Virtus AllianzGI Equity & Convertible Income Fund	295,881
49,284	Western Asset High Income Opportunity Fund, Inc.	209,950
34,256	Western Asset Inflation-Linked Opportunities & Income Fund	384,010
	Total Closed-End Funds — 93.8%	28,384,130
	(Cost $30,808,854)

	Exchange-Traded Funds — 1.0%
	Capital Markets — 1.0%
2,125	Financial Select Sector SPDR Fund	75,374
1,383	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	74,488
7,351	ProShares Short 20+ Year Treasury (b)	145,991
	Total Exchange-Traded Funds — 1.0%	295,853
	(Cost $304,275)

	Money Market Funds — 5.1%
1,539,977	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (c)	1,539,977
	(Cost $1,539,977)

First Trust Income Opportunities ETF (FCEF) (a)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Description	Value

Total Investments — 99.9%	$30,219,960
(Cost $32,653,106)
Net Other Assets and Liabilities — 0.1%	43,110
Net Assets — 100.0%	$30,263,070

(a)	As of April 8, 2022, First Trust CEF Income Opportunity ETF (FCEF) changed its name to First Trust Income Opportunities ETF (FCEF).
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$28,384,130	$28,384,130	$—	$—
Exchange-Traded Funds*	295,853	295,853	—	—
Money Market Funds	1,539,977	1,539,977	—	—
Total Investments	$30,219,960	$30,219,960	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX) (a)

Portfolio of Investments
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 87.5%
	Alabama — 1.6%
$250,000	Southeast Energy Auth A Cooperative Dist, Ser B (Mandatory put 12/01/31)	4.00%	12/01/51	$256,084

	Arizona — 0.9%
140,000	AZ Indl Dev Auth, Ser A (b)	4.38%	07/01/29	141,765

	California — 12.7%
250,000	CA Muni Fin Auth, Ser A	5.00%	10/01/44	258,861
300,000	City of Long Beach CA Arpt System Rev, Ser A, AGM (c)	5.00%	06/01/37	341,616
250,000	Elk Grove Fin Auth	4.00%	09/01/50	233,855
250,000	San Francisco City & Cnty Arpt Comm-San Francisco Intl Arpt, Ser 2020, AMT	5.00%	05/01/37	276,669
300,000	San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B	4.00%	11/01/42	313,299
250,000	St of CA	5.00%	11/01/39	281,483
245,000	Tobacco Securitization Auth of Southern CA	5.00%	06/01/35	267,867
				1,973,650

	Colorado — 1.3%
200,000	City & Cnty of Denver CO, AMT	5.00%	10/01/32	200,837

	Florida — 9.9%
250,000	Babcock Ranch Cmnty Indep Spl Dist, Ser 2022	4.13%	05/01/27	249,434
250,000	Black Creek Cmnty Dev Dist	5.13%	06/15/32	258,520
265,000	Cnty of Miami-Dade FL Aviation Rev, Ser B, AMT	5.00%	10/01/40	280,587
250,000	North Sumter Cnty Util Dependent Dist, AGM	4.00%	10/01/41	261,059
250,000	Ridge At Apopka Cmnty Dev Dist	5.38%	05/01/42	254,994
250,000	Sawyers Landing Cmnty Dev Dist	4.25%	05/01/53	229,503
				1,534,097

	Georgia — 3.5%
250,000	Main Street Nat Gas, Inc., Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	256,232
250,000	Municipal Elec Auth of GA, AGM	5.00%	01/01/29	286,154
				542,386

	Guam — 1.7%
250,000	Territory of Guam, Ser F	5.00%	01/01/28	264,330

	Illinois — 7.3%
300,000	Chicago Brd of Edu, Ser B	5.00%	12/01/30	323,524
250,000	IL Fin Auth	5.00%	10/01/34	284,470
250,000	IL Fin Auth, Ser A	5.00%	08/15/47	282,063
250,000	St of IL, Ser B	4.00%	12/01/37	241,274
				1,131,331

	Indiana — 1.6%
250,000	IN Fin Auth (d)	0.65%	11/01/37	250,000

	Iowa — 1.7%
250,000	IA Fin Auth (Mandatory put 12/01/42)	5.00%	12/01/50	268,155

	Kansas — 3.3%
250,000	Wyandotte Cnty-Kansas City Unif Govt (b)	5.75%	09/01/39	250,902

First Trust Flexible Municipal High Income ETF (MFLX) (a)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$250,000	Wyandotte Cnty-Kansas City Unif Govt Util Sys Rev, Ser A	5.00%	09/01/40	$262,857
				513,759

	Kentucky — 2.0%
300,000	KY Public Energy Auth, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	309,492

	Massachusetts — 1.7%
250,000	MA Bay Transprtn Auth Sales Tax Rev, Ser A	5.00%	07/01/45	266,464

	Michigan — 1.8%
250,000	MI Fin Auth	5.00%	04/15/36	285,174

	Missouri — 1.7%
250,000	Hlth & Eductnl Facs Auth of The St of MO	5.00%	02/01/42	259,464
	New York — 7.0%
250,000	Build NYC Resource Corp.	5.00%	08/01/40	271,833
250,000	NY St Dorm Auth	5.00%	05/01/38	281,783
250,000	NY St Urban Dev Corp.	5.00%	03/15/44	280,061
250,000	NY Transprtn Dev Corp., AMT	4.00%	10/01/30	249,266
				1,082,943

	North Carolina — 1.4%
250,000	NC Med Care Commn	4.00%	03/01/41	210,607

	Ohio — 10.2%
250,000	Buckeye Tobacco Stlmt Fing Auth, Ser B-2	5.00%	06/01/55	253,950
300,000	Cnty of Montgomery OH	4.00%	08/01/41	304,134
250,000	OH Air Quality Dev Auth, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	243,618
250,000	OH Air Quality Dev Auth, AMT (Mandatory put 06/01/27) (c)	4.25%	11/01/39	260,367
250,000	OH Air Quality Dev Auth, AMT (b)	5.00%	07/01/49	254,159
250,000	OH Higher Eductnl Fac Commn	5.00%	02/01/35	276,335
				1,592,563

	Oregon — 2.1%
300,000	OR St Facs Auth, Ser A	5.00%	06/01/52	327,188

	Puerto Rico — 3.2%
250,000	Commonwealth of Puerto Rico, Ser A1	4.00%	07/01/35	241,819
250,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Rev, Ser A-1	4.55%	07/01/40	253,238
				495,057

	South Carolina — 1.5%
250,000	SC Jobs-Econ Dev Auth	4.00%	11/15/32	225,849

	Tennessee — 0.7%
100,000	TN Energy Acquisition Corp. (Mandatory put 11/01/31)	5.00%	05/01/52	110,028

	Texas — 5.1%
250,000	City of Austin TX Arpt Sys Rev, AMT	5.00%	11/15/41	280,696
250,000	North Harris Cnty Regl Wtr Auth	5.00%	12/15/26	266,542
250,000	North Parkway Muni Mgmt Dis No 1 (b)	5.00%	09/15/51	246,950
				794,188

	Vermont — 1.7%
300,000	VT Econ Dev Auth	4.00%	05/01/37	271,952

First Trust Flexible Municipal High Income ETF (MFLX) (a)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	Virginia — 1.9%
$250,000	Fairfax Cnty Econ Dev Auth	5.00%	10/01/39	$292,234
	Total Municipal Bonds			13,599,597
	(Cost $13,319,219)

Shares	Description			Value

CLOSED-END FUNDS — 8.9%
	Capital Markets — 8.9%
7,159	BlackRock MuniAssets Fund, Inc.			88,772
6,416	BlackRock Municipal Income Fund, Inc.			80,713
3,183	BlackRock Municipal Income Quality Trust			40,424
6,742	BlackRock MuniHoldings Fund, Inc.			89,669
7,765	BlackRock MuniHoldings Quality Fund II, Inc.			87,977
6,758	BlackRock MuniYield Quality Fund II, Inc.			78,528
7,360	BlackRock MuniYield Quality Fund III, Inc.			88,762
7,439	Eaton Vance Municipal Bond Fund			82,870
3,374	Eaton Vance Municipal Income Trust			39,341
7,427	Invesco Municipal Trust			79,692
7,390	Invesco Quality Municipal Income Trust			79,664
7,158	Invesco Trust for Investment Grade Municipals			79,812
6,374	Nuveen AMT-Free Municipal Credit Income Fund			90,256
6,775	Nuveen AMT-Free Quality Municipal Income Fund			85,433
6,519	Nuveen Enhanced Municipal Value Fund			82,139
3,009	Nuveen Municipal Credit Income Fund			40,952
6,711	Nuveen Quality Municipal Income Fund			87,914
6,681	Pioneer Municipal High Income Opportunities Fund, Inc.			86,318
	Total Closed-End Funds			1,389,236
	(Cost $1,640,327)

	Total Investments — 96.4%			14,988,833
	(Cost $14,959,546)
	Net Other Assets and Liabilities — 3.6%			558,275
	Net Assets — 100.0%			$15,547,108

(a)	As of April 14, 2022, First Trust Municipal CEF Income Opportunity ETF (MCEF) changed its name to First Trust Flexible Municipal High Income ETF (MFLX).
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2022, securities noted as such amounted to $893,776 or 5.7% of net assets.
(c)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2022. Interest will begin accruing on the security’s first settlement date.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

First Trust Flexible Municipal High Income ETF (MFLX) (a)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

AGM	-	Assured Guaranty Municipal Corp
AMT	-	Alternative Minimum Tax

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$13,599,597	$—	$13,599,597	$—
Closed-End Funds**	1,389,236	1,389,236	—	—
Total Investments	$14,988,833	$1,389,236	$13,599,597	$—

*	See Portfolio of Investments for state breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 99.8%
	Capital Markets — 99.8%
229,461	First Trust Emerging Markets Local Currency Bond ETF (a)	$6,514,397
232,767	First Trust Enhanced Short Maturity ETF (a)	13,854,292
2,262,955	First Trust Low Duration Opportunities ETF (a)	109,889,095
441,292	First Trust Senior Loan Fund (a)	19,972,876
759,180	First Trust Tactical High Yield ETF (a)	32,215,803
1,358,074	First Trust TCW Unconstrained Plus Bond ETF (a)	34,141,980
1,121,631	iShares 0-5 Year Investment Grade Corporate Bond ETF	55,027,217
	Total Exchange-Traded Funds — 99.8%	271,615,660
	(Cost $285,471,859)

	Money Market Funds — 0.2%
551,912	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	551,912
	(Cost $551,912)

	Total Investments — 100.0%	272,167,572
	(Cost $286,023,771)
	Net Other Assets and Liabilities — (0.0)%	(36,833)
	Net Assets — 100.0%	$272,130,739

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of May 31, 2022.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$271,615,660	$271,615,660	$—	$—
Money Market Funds	551,912	551,912	—	—
Total Investments	$272,167,572	$272,167,572	$—	$—

* See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2022 and for the fiscal year-to-date period (September 1, 2021 to May 31, 2022) are as follows:

Security Name	Shares at 05/31/2022	Value at 8/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 05/31/2022	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	229,461	$4,515,997	$4,766,522	$(1,633,216)	$(1,090,319)	$(44,587)	$6,514,397	$262,563
First Trust Enhanced Short Maturity ETF	232,767	18,425,976	23,498,352	(28,007,723)	10,836	(73,149)	13,854,292	37,796
First Trust Low Duration Opportunities ETF	2,262,955	73,503,407	68,873,436	(28,066,093)	(4,299,974)	(121,681)	109,889,095	1,398,883
First Trust Senior Loan Fund	441,292	32,186,177	28,399,074	(38,987,168)	(1,047,399)	(577,808)	19,972,876	970,274
First Trust Tactical High Yield ETF	759,180	9,186,126	32,479,811	(6,181,209)	(3,218,838)	(50,087)	32,215,803	823,123
First Trust TCW Unconstrained Plus Bond ETF	1,358,074	18,399,566	50,373,388	(32,125,529)	(1,451,133)	(1,054,312)	34,141,980	454,086
		$156,217,249	$208,390,583	$(135,000,938)	$(11,096,827)	$(1,921,624)	$216,588,443	$3,946,725

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 3.5%
216	General Dynamics Corp.	$48,581
357	Howmet Aerospace, Inc.	12,770
28	L3Harris Technologies, Inc.	6,745
68	Lockheed Martin Corp.	29,928
52	Northrop Grumman Corp.	24,334
353	Raytheon Technologies Corp.	33,577
297	Textron, Inc.	19,391
		175,326

	Air Freight & Logistics — 1.1%
24	C.H. Robinson Worldwide, Inc.	2,604
116	Expeditors International of Washington, Inc.	12,625
56	FedEx Corp.	12,577
140	United Parcel Service, Inc., Class B	25,515
		53,321

	Banks — 1.3%
224	Comerica, Inc.	18,639
72	M&T Bank Corp.	12,958
240	Wells Fargo & Co.	10,985
341	Zions Bancorp N.A.	19,450
		62,032

	Biotechnology — 2.5%
280	AbbVie, Inc.	41,264
20	Amgen, Inc.	5,135
12	Biogen, Inc. (a)	2,400
465	Gilead Sciences, Inc.	30,155
20	Moderna, Inc. (a)	2,907
44	Regeneron Pharmaceuticals, Inc. (a)	29,248
52	Vertex Pharmaceuticals, Inc. (a)	13,970
		125,079

	Building Products — 0.7%
240	A.O. Smith Corp.	14,429
44	Carlisle Cos., Inc.	11,195
64	Carrier Global Corp.	2,516
36	Fortune Brands Home & Security, Inc.	2,497
48	Johnson Controls International PLC	2,616
		33,253

	Capital Markets — 0.9%
52	Ameriprise Financial, Inc.	14,366
240	Bank of New York Mellon (The) Corp.	11,186
20	FactSet Research Systems, Inc.	7,636
48	LPL Financial Holdings, Inc.	9,417
		42,605

	Chemicals — 2.0%
124	CF Industries Holdings, Inc.	12,247
393	Corteva, Inc.	24,610
441	Dow, Inc.	29,979

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
252	LyondellBasell Industries N.V., Class A	$28,791
80	Mosaic (The) Co.	5,012
		100,639

	Commercial Services & Supplies — 0.0%
68	Rollins, Inc.	2,411

	Communications Equipment — 2.5%
100	Arista Networks, Inc. (a)	10,228
954	Cisco Systems, Inc.	42,978
92	F5, Inc. (a)	15,000
1,278	Juniper Networks, Inc.	39,209
60	Motorola Solutions, Inc.	13,184
12	Ubiquiti, Inc.	3,139
		123,738

	Construction & Engineering — 0.3%
108	Quanta Services, Inc.	12,852

	Consumer Finance — 1.5%
369	Ally Financial, Inc.	16,251
84	American Express Co.	14,181
212	Capital One Financial Corp.	27,106
48	Discover Financial Services	5,447
345	Synchrony Financial	12,779
		75,764

	Containers & Packaging — 1.2%
713	Amcor PLC	9,340
541	International Paper Co.	26,212
385	Sealed Air Corp.	23,939
		59,491

	Distributors — 0.4%
44	Genuine Parts Co.	6,016
192	LKQ Corp.	9,867
8	Pool Corp.	3,189
		19,072

	Diversified Financial Services — 2.5%
389	Berkshire Hathaway, Inc., Class B (a)	122,916

	Diversified Telecommunication Services — 1.3%
1,602	AT&T, Inc.	34,107
962	Lumen Technologies, Inc.	11,775
407	Verizon Communications, Inc.	20,875
		66,757

	Electric Utilities — 3.2%
236	Constellation Energy Corp.	14,651
216	Evergy, Inc.	15,107
1,174	Exelon Corp.	57,702
301	FirstEnergy Corp.	12,931

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
749	NRG Energy, Inc.	$34,484
753	PPL Corp.	22,725
		157,600

	Electrical Equipment — 0.3%
164	Emerson Electric Co.	14,540

	Electronic Equipment, Instruments & Components — 0.7%
68	CDW Corp.	11,550
36	Keysight Technologies, Inc. (a)	5,242
120	TE Connectivity Ltd.	15,527
		32,319

	Entertainment — 0.4%
232	Liberty Media Corp.-Liberty Formula One, Class C (a)	14,451
350	Warner Bros Discovery, Inc. (a)	6,458
		20,909

	Equity Real Estate Investment Trusts — 3.4%
12	AvalonBay Communities, Inc.	2,496
64	Camden Property Trust	9,183
96	Duke Realty Corp.	5,072
32	Equity Residential	2,459
116	Extra Space Storage, Inc.	20,671
164	Iron Mountain, Inc.	8,840
100	Mid-America Apartment Communities, Inc.	18,100
28	Prologis, Inc.	3,569
72	Public Storage	23,806
369	Regency Centers Corp.	25,169
8	SBA Communications Corp.	2,693
465	VICI Properties, Inc.	14,345
776	Weyerhaeuser Co.	30,668
		167,071

	Food & Staples Retailing — 3.2%
721	Albertsons Cos., Inc., Class A	22,026
72	Costco Wholesale Corp.	33,568
978	Kroger (The) Co.	51,805
361	Walgreens Boots Alliance, Inc.	15,823
288	Walmart, Inc.	37,045
		160,267

	Food Products — 0.8%
112	J.M. Smucker (The) Co.	14,041
313	Tyson Foods, Inc., Class A	28,048
		42,089

	Health Care Equipment & Supplies — 0.6%
385	Hologic, Inc. (a)	28,979

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 6.1%
76	AmerisourceBergen Corp.	$11,764
108	Anthem, Inc.	55,038
100	Cardinal Health, Inc.	5,632
28	Cigna Corp.	7,512
477	CVS Health Corp.	46,150
48	HCA Healthcare, Inc.	10,099
365	Henry Schein, Inc. (a)	31,259
96	Laboratory Corp. of America Holdings	23,685
52	McKesson Corp.	17,092
172	Quest Diagnostics, Inc.	24,255
104	UnitedHealth Group, Inc.	51,665
152	Universal Health Services, Inc., Class B	18,941
		303,092

	Hotels, Restaurants & Leisure — 0.8%
8	Booking Holdings, Inc. (a)	17,948
12	Domino’s Pizza, Inc.	4,358
44	Expedia Group, Inc. (a)	5,691
80	Marriott International, Inc., Class A	13,726
		41,723

	Household Durables — 2.0%
32	D.R. Horton, Inc.	2,405
160	Lennar Corp., Class A	12,840
64	Mohawk Industries, Inc. (a)	9,054
12	NVR, Inc. (a)	53,407
180	PulteGroup, Inc.	8,147
76	Whirlpool Corp.	14,002
		99,855

	Household Products — 0.5%
156	Procter & Gamble (The) Co.	23,069

	Industrial Conglomerates — 0.6%
196	3M Co.	29,261

	Insurance — 4.4%
485	Aflac, Inc.	29,377
80	Allstate (The) Corp.	10,935
232	American International Group, Inc.	13,614
36	Aon PLC, Class A	9,924
16	Assurant, Inc.	2,827
192	Brown & Brown, Inc.	11,399
84	Chubb Ltd.	17,748
160	CNA Financial Corp.	7,335
32	Globe Life, Inc.	3,122
176	Hartford Financial Services Group (The), Inc.	12,762
288	Loews Corp.	18,861
92	Marsh & McLennan Cos., Inc.	14,715
88	MetLife, Inc.	5,930
144	Progressive (The) Corp.	17,191

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
260	Prudential Financial, Inc.	$27,625
20	Travelers (The) Cos., Inc.	3,581
176	W.R. Berkley Corp.	12,519
		219,465

	Interactive Media & Services — 4.1%
80	Alphabet, Inc., Class A (a)	182,019
120	Meta Platforms, Inc., Class A (a)	23,237
		205,256

	Internet & Direct Marketing Retail — 1.0%
20	Amazon.com, Inc. (a)	48,084
40	eBay, Inc.	1,947
		50,031

	IT Services — 4.2%
60	Accenture PLC, Class A	17,908
16	Automatic Data Processing, Inc.	3,567
397	Cognizant Technology Solutions Corp., Class A	29,656
80	Gartner, Inc. (a)	20,992
260	International Business Machines Corp.	36,098
168	Jack Henry & Associates, Inc.	31,604
32	Mastercard, Inc., Class A	11,452
144	Paychex, Inc.	17,831
216	SS&C Technologies Holdings, Inc.	13,822
1,494	Western Union (The) Co.	27,101
		210,031

	Life Sciences Tools & Services — 0.4%
8	Mettler-Toledo International, Inc. (a)	10,289
24	Waters Corp. (a)	7,871
		18,160

	Machinery — 1.8%
124	Cummins, Inc.	25,931
36	Fortive Corp.	2,224
100	Ingersoll Rand, Inc.	4,715
32	Otis Worldwide Corp.	2,381
52	Pentair PLC	2,609
140	Snap-on, Inc.	31,063
76	Stanley Black & Decker, Inc.	9,020
132	Westinghouse Air Brake Technologies Corp.	12,469
		90,412

	Media — 1.5%
469	Comcast Corp., Class A	20,767
260	DISH Network Corp., Class A (a)	5,936
481	Fox Corp., Class A	17,080
433	Interpublic Group of (The) Cos., Inc.	13,956
685	News Corp., Class A	11,919

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
52	Omnicom Group, Inc.	$3,880
		73,538

	Metals & Mining — 1.7%
116	Alcoa Corp.	7,159
317	Nucor Corp.	41,990
441	Steel Dynamics, Inc.	37,653
		86,802

	Multiline Retail — 0.5%
20	Dollar Tree, Inc. (a)	3,206
120	Target Corp.	19,426
		22,632

	Multi-Utilities — 1.7%
389	CenterPoint Energy, Inc.	12,468
413	Consolidated Edison, Inc.	40,994
20	DTE Energy Co.	2,654
445	NiSource, Inc.	13,995
80	Sempra Energy	13,109
		83,220

	Oil, Gas & Consumable Fuels — 4.7%
52	APA Corp.	2,445
92	Chesapeake Energy Corp.	8,959
397	Chevron Corp.	69,340
148	ConocoPhillips	16,629
256	Coterra Energy, Inc.	8,788
345	Devon Energy Corp.	25,841
140	EQT Corp.	6,681
918	Exxon Mobil Corp.	88,128
168	Marathon Oil Corp.	5,280
24	Marathon Petroleum Corp.	2,443
		234,534

	Pharmaceuticals — 4.3%
661	Bristol-Myers Squibb Co.	49,873
144	Eli Lilly & Co.	45,135
172	Johnson & Johnson	30,879
1,555	Pfizer, Inc.	82,477
545	Viatris, Inc.	6,687
		215,051

	Professional Services — 0.6%
329	Robert Half International, Inc.	29,659

	Real Estate Management & Development — 0.7%
393	CBRE Group, Inc., Class A (a)	32,556

	Road & Rail — 0.1%
12	Old Dominion Freight Line, Inc.	3,099

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.7%
60	Advanced Micro Devices, Inc. (a)	$6,111
220	Applied Materials, Inc.	25,804
60	Broadcom, Inc.	34,808
764	Intel Corp.	33,937
48	KLA Corp.	17,513
20	Lam Research Corp.	10,400
176	Micron Technology, Inc.	12,996
88	NVIDIA Corp.	16,431
116	ON Semiconductor Corp. (a)	7,039
164	Qorvo, Inc. (a)	18,327
108	QUALCOMM, Inc.	15,468
72	Skyworks Solutions, Inc.	7,839
100	Teradyne, Inc.	10,926
100	Texas Instruments, Inc.	17,676
		235,275

	Software — 5.5%
60	Aspen Technology, Inc. (a)	11,609
64	Cadence Design Systems, Inc. (a)	9,839
36	Datadog, Inc., Class A (a)	3,434
12	Intuit, Inc.	4,974
721	Microsoft Corp.	196,018
681	NortonLifeLock, Inc.	16,576
20	Palo Alto Networks, Inc. (a)	10,056
72	Synopsys, Inc. (a)	22,982
		275,488

	Specialty Retail — 3.0%
40	Advance Auto Parts, Inc.	7,594
20	AutoZone, Inc. (a)	41,193
128	Bath & Body Works, Inc.	5,251
228	Best Buy Co., Inc.	18,710
112	Gap (The), Inc.	1,235
88	Home Depot (The), Inc.	26,642
52	Lowe’s Cos., Inc.	10,156
12	O’Reilly Automotive, Inc. (a)	7,646
84	Tractor Supply Co.	15,738
140	Victoria’s Secret & Co. (a)	5,769
80	Williams-Sonoma, Inc.	10,234
		150,168

	Technology Hardware, Storage & Peripherals — 8.1%
1,998	Apple, Inc.	297,382
1,386	HP, Inc.	53,832
200	NetApp, Inc.	14,390
321	Seagate Technology Holdings PLC	27,179
568	Xerox Holdings Corp.	10,690
		403,473

	Textiles, Apparel & Luxury Goods — 0.9%
76	NIKE, Inc., Class B	9,033

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
172	Ralph Lauren Corp.	$17,387
401	Tapestry, Inc.	13,834
244	Under Armour, Inc., Class A (a)	2,582
		42,836

	Tobacco — 1.2%
405	Altria Group, Inc.	21,907
357	Philip Morris International, Inc.	37,931
		59,838

	Trading Companies & Distributors — 0.2%
52	Fastenal Co.	2,785
16	W.W. Grainger, Inc.	7,793
		10,578
	Total Common Stocks — 99.6%	4,948,132
	(Cost $4,874,074)

	Money Market Funds — 0.2%
10,897	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	10,897
	(Cost $10,897)

	Total Investments — 99.8%	4,959,029
	(Cost $4,884,971)
	Net Other Assets and Liabilities — 0.2%	9,206
	Net Assets — 100.0%	$4,968,235

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,948,132	$4,948,132	$—	$—
Money Market Funds	10,897	10,897	—	—
Total Investments	$4,959,029	$4,959,029	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.9%
100	Curtiss-Wright Corp.	$14,198
34	Huntington Ingalls Industries, Inc.	7,156
		21,354

	Automobiles — 0.5%
146	Thor Industries, Inc.	11,092

	Banks — 2.0%
172	Bank OZK	7,133
284	Cathay General Bancorp	11,675
128	Comerica, Inc.	10,651
218	Popular, Inc.	17,813
		47,272

	Biotechnology — 2.3%
2	Emergent BioSolutions, Inc. (a)	66
852	Exelixis, Inc. (a)	15,617
194	Halozyme Therapeutics, Inc. (a)	8,920
128	United Therapeutics Corp. (a)	29,484
		54,087

	Building Products — 4.2%
18	A.O. Smith Corp.	1,082
546	Builders FirstSource, Inc. (a)	35,539
84	Carlisle Cos., Inc.	21,372
238	Owens Corning	22,748
12	Simpson Manufacturing Co., Inc.	1,300
212	UFP Industries, Inc.	16,367
		98,408

	Capital Markets — 1.2%
36	FactSet Research Systems, Inc.	13,744
192	Federated Hermes, Inc.	6,522
70	Houlihan Lokey, Inc.	6,016
12	Morningstar, Inc.	3,084
		29,366

	Chemicals — 2.6%
16	Ashland Global Holdings, Inc.	1,712
178	Cabot Corp.	13,459
150	Chemours (The) Co.	6,463
202	Element Solutions, Inc.	4,301
326	Huntsman Corp.	11,817
244	Olin Corp.	16,053
64	Westlake Corp.	8,455
		62,260

	Commercial Services & Supplies — 0.4%
421	GEO Group (The), Inc. (a)	2,993
160	HNI Corp.	6,101
		9,094

	Communications Equipment — 2.9%
418	Ciena Corp. (a)	21,243
24	F5, Inc. (a)	3,913

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
591	Juniper Networks, Inc.	$18,132
74	Lumentum Holdings, Inc. (a)	6,370
509	NetScout Systems, Inc. (a)	17,474
		67,132

	Construction & Engineering — 2.8%
152	AECOM	10,617
118	Dycom Industries, Inc. (a)	10,987
96	EMCOR Group, Inc.	10,141
202	Fluor Corp. (a)	5,702
82	MasTec, Inc. (a)	6,854
284	MDU Resources Group, Inc.	7,776
56	Quanta Services, Inc.	6,664
26	Valmont Industries, Inc.	6,676
		65,417

	Consumer Finance — 1.5%
8	Credit Acceptance Corp. (a)	4,762
769	Navient Corp.	12,304
28	OneMain Holdings, Inc.	1,234
844	SLM Corp.	16,534
		34,834

	Containers & Packaging — 0.2%
82	Sealed Air Corp.	5,099

	Distributors — 0.2%
10	Pool Corp.	3,986

	Diversified Consumer Services — 0.8%
14	Grand Canyon Education, Inc. (a)	1,248
252	H&R Block, Inc.	8,881
124	Service Corp. International	8,684
		18,813

	Diversified Financial Services — 0.9%
322	Voya Financial, Inc.	22,092

	Diversified Telecommunication Services — 0.8%
465	EchoStar Corp., Class A (a)	11,174
567	Lumen Technologies, Inc.	6,940
		18,114

	Electric Utilities — 2.0%
264	Hawaiian Electric Industries, Inc.	11,397
274	NRG Energy, Inc.	12,615
388	OGE Energy Corp.	16,024
132	Portland General Electric Co.	6,501
		46,537

	Electrical Equipment — 2.1%
40	Acuity Brands, Inc.	7,001
178	Atkore, Inc. (a)	19,388

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
764	GrafTech International Ltd.	$6,631
16	Hubbell, Inc.	3,038
382	nVent Electric PLC	13,523
		49,581

	Electronic Equipment, Instruments & Components — 3.6%
234	Arrow Electronics, Inc. (a)	28,232
208	Avnet, Inc.	10,078
128	II-VI, Inc. (a)	8,000
44	IPG Photonics Corp. (a)	4,641
160	Jabil, Inc.	9,843
68	TD SYNNEX Corp.	7,062
657	Vishay Intertechnology, Inc.	13,429
46	Vontier Corp.	1,234
4	Zebra Technologies Corp., Class A (a)	1,353
		83,872

	Energy Equipment & Services — 0.2%
74	Helmerich & Payne, Inc.	3,726

	Entertainment — 0.6%
198	World Wrestling Entertainment, Inc., Class A	13,220

	Equity Real Estate Investment Trusts — 7.5%
596	Brixmor Property Group, Inc.	14,530
108	Camden Property Trust	15,497
448	Corporate Office Properties Trust	12,383
406	Cousins Properties, Inc.	14,027
112	CubeSmart	4,987
178	First Industrial Realty Trust, Inc.	9,461
338	Highwoods Properties, Inc.	13,280
314	Hudson Pacific Properties, Inc.	6,252
232	Independence Realty Trust, Inc.	5,454
230	Iron Mountain, Inc.	12,397
118	Kilroy Realty Corp.	7,163
54	Life Storage, Inc.	6,305
456	Medical Properties Trust, Inc.	8,472
106	National Storage Affiliates Trust	5,560
534	Omega Healthcare Investors, Inc.	15,897
328	PotlatchDeltic Corp.	17,207
172	Rayonier, Inc.	7,090
17	SL Green Realty Corp.	1,050
		177,012

	Food & Staples Retailing — 1.6%
456	Albertsons Cos., Inc., Class A	13,931
120	BJ’s Wholesale Club Holdings, Inc. (a)	6,944
579	Sprouts Farmers Market, Inc. (a)	15,685
		36,560

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 1.5%
485	Flowers Foods, Inc.	$13,386
62	J.M. Smucker (The) Co.	7,773
100	Post Holdings, Inc. (a)	8,223
154	TreeHouse Foods, Inc. (a)	6,332
		35,714

	Gas Utilities — 2.1%
260	National Fuel Gas Co.	19,118
76	ONE Gas, Inc.	6,613
547	UGI Corp.	23,379
		49,110

	Health Care Equipment & Supplies — 2.3%
258	DENTSPLY SIRONA, Inc.	10,206
641	Envista Holdings Corp. (a)	27,589
20	iRhythm Technologies, Inc. (a)	2,817
48	Lantheus Holdings, Inc. (a)	3,289
86	QuidelOrtho Corp. (a)	8,173
16	Shockwave Medical, Inc. (a)	2,627
		54,701

	Health Care Providers & Services — 4.6%
20	Amedisys, Inc. (a)	2,318
144	AMN Healthcare Services, Inc. (a)	13,954
48	Cardinal Health, Inc.	2,703
10	Chemed Corp.	4,844
12	DaVita, Inc. (a)	1,170
26	Encompass Health Corp.	1,704
280	Henry Schein, Inc. (a)	23,979
100	Molina Healthcare, Inc. (a)	29,022
230	Option Care Health, Inc. (a)	6,983
36	Patterson Cos., Inc.	1,137
336	Premier, Inc., Class A	12,570
56	Universal Health Services, Inc., Class B	6,978
		107,362

	Health Care Technology — 0.2%
22	Inspire Medical Systems, Inc. (a)	3,890

	Hotels, Restaurants & Leisure — 0.6%
46	Choice Hotels International, Inc.	5,883
24	Papa John’s International, Inc.	2,112
88	Wyndham Hotels & Resorts, Inc.	7,052
		15,047

	Household Durables — 2.5%
122	Meritage Homes Corp. (a)	10,408
36	Mohawk Industries, Inc. (a)	5,092
280	PulteGroup, Inc.	12,673
458	Taylor Morrison Home Corp. (a)	13,268
134	Toll Brothers, Inc.	6,763

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
204	Tri Pointe Homes, Inc. (a)	$4,298
40	Whirlpool Corp.	7,370
		59,872

	Independent Power and Renewable Electricity Producers — 0.5%
424	Vistra Corp.	11,181

	Insurance — 4.8%
158	American Financial Group, Inc.	22,326
64	Assurant, Inc.	11,308
138	Brighthouse Financial, Inc. (a)	6,779
146	CNA Financial Corp.	6,693
609	CNO Financial Group, Inc.	12,527
10	Hanover Insurance Group (The), Inc.	1,466
286	Loews Corp.	18,730
132	Mercury General Corp.	6,461
647	Old Republic International Corp.	15,476
307	Unum Group	11,190
		112,956

	Interactive Media & Services — 0.1%
38	Ziff Davis, Inc. (a)	2,901

	Internet & Direct Marketing Retail — 0.2%
1,576	Qurate Retail, Inc., Series A	5,689

	IT Services — 1.5%
82	Bread Financial Holdings, Inc.	4,518
38	Concentrix Corp.	5,886
80	ExlService Holdings, Inc. (a)	11,375
92	Genpact Ltd.	4,082
6	Maximus, Inc.	390
500	Western Union (The) Co.	9,070
		35,321

	Leisure Products — 0.7%
654	Mattel, Inc. (a)	16,428

	Life Sciences Tools & Services — 0.5%
8	Bio-Rad Laboratories, Inc., Class A (a)	4,303
14	Bio-Techne Corp.	5,176
6	West Pharmaceutical Services, Inc.	1,862
		11,341

	Machinery — 2.9%
104	AGCO Corp.	13,325
102	Crane Holdings Co.	9,757
132	Evoqua Water Technologies Corp. (a)	4,698
42	Flowserve Corp.	1,323
228	Kennametal, Inc.	6,325
32	Lincoln Electric Holdings, Inc.	4,346
60	Snap-on, Inc.	13,313

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
156	Terex Corp.	$5,521
112	Timken (The) Co.	6,840
28	Watts Water Technologies, Inc., Class A	3,663
		69,111

	Media — 1.3%
240	Interpublic Group of (The) Cos., Inc.	7,735
68	John Wiley & Sons, Inc., Class A	3,601
72	Nexstar Media Group, Inc., Class A	12,616
323	TEGNA, Inc.	7,074
		31,026

	Metals & Mining — 4.4%
238	Alcoa Corp.	14,689
288	Cleveland-Cliffs, Inc. (a)	6,676
140	Reliance Steel & Aluminum Co.	27,216
504	Steel Dynamics, Inc.	43,031
424	United States Steel Corp.	10,630
		102,242

	Multiline Retail — 1.2%
56	Dillard’s, Inc., Class A	16,883
488	Macy’s, Inc.	11,541
		28,424

	Oil, Gas & Consumable Fuels — 3.7%
72	Chesapeake Energy Corp.	7,011
589	Coterra Energy, Inc.	20,220
158	EQT Corp.	7,540
84	Magnolia Oil & Gas Corp., Class A	2,319
854	Marathon Oil Corp.	26,841
68	PDC Energy, Inc.	5,382
180	Targa Resources Corp.	12,964
198	World Fuel Services Corp.	4,909
		87,186

	Paper & Forest Products — 1.0%
326	Louisiana-Pacific Corp.	22,514

	Personal Products — 0.9%
150	Edgewell Personal Care Co.	5,460
338	Nu Skin Enterprises, Inc., Class A	15,768
		21,228

	Pharmaceuticals — 0.8%
144	Organon & Co.	5,466
218	Prestige Consumer Healthcare, Inc. (a)	12,169
		17,635

	Professional Services — 2.4%
94	ASGN, Inc. (a)	8,952
10	CACI International, Inc., Class A (a)	2,804
58	FTI Consulting, Inc. (a)	9,744

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
12	Insperity, Inc.	$1,201
204	ManpowerGroup, Inc.	18,280
102	Robert Half International, Inc.	9,195
74	TriNet Group, Inc. (a)	5,812
		55,988

	Real Estate Management & Development — 0.9%
110	Jones Lang LaSalle, Inc. (a)	21,705

	Road & Rail — 1.5%
314	Knight-Swift Transportation Holdings, Inc.	15,273
90	Ryder System, Inc.	7,202
232	Schneider National, Inc., Class B	5,600
152	Werner Enterprises, Inc.	6,167
		34,242

	Semiconductors & Semiconductor Equipment — 2.5%
236	Amkor Technology, Inc.	4,824
198	Cirrus Logic, Inc. (a)	16,145
192	Lattice Semiconductor Corp. (a)	9,988
62	MaxLinear, Inc. (a)	2,454
116	MKS Instruments, Inc.	14,326
52	Qorvo, Inc. (a)	5,811
12	Silicon Laboratories, Inc. (a)	1,790
30	Synaptics, Inc. (a)	4,444
		59,782

	Software — 2.8%
36	Aspen Technology, Inc. (a)	6,966
408	Box, Inc., Class A (a)	10,653
80	CommVault Systems, Inc. (a)	4,881
9	Consensus Cloud Solutions, Inc. (a)	432
56	Dropbox, Inc., Class A (a)	1,167
8	Fair Isaac Corp. (a)	3,276
92	InterDigital, Inc.	6,007
94	Manhattan Associates, Inc. (a)	11,367
210	NortonLifeLock, Inc.	5,111
52	Qualys, Inc. (a)	6,795
36	SPS Commerce, Inc. (a)	3,854
158	Teradata Corp. (a)	6,072
		66,581

	Specialty Retail — 5.2%
368	Aaron’s (The) Co., Inc.	7,198
12	Advance Auto Parts, Inc.	2,278
252	AutoNation, Inc. (a)	30,129
80	Bath & Body Works, Inc.	3,282
258	Dick’s Sporting Goods, Inc.	20,957
296	Foot Locker, Inc.	9,762
64	Murphy USA, Inc.	15,944
128	Penske Automotive Group, Inc.	14,738
162	Victoria’s Secret & Co. (a)	6,676

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
92	Williams-Sonoma, Inc.	$11,769
		122,733

	Technology Hardware, Storage & Peripherals — 0.7%
140	NetApp, Inc.	10,073
377	Xerox Holdings Corp.	7,095
		17,168

	Textiles, Apparel & Luxury Goods — 0.7%
104	Capri Holdings Ltd. (a)	5,069
66	PVH Corp.	4,677
22	Ralph Lauren Corp.	2,224
100	Tapestry, Inc.	3,450
		15,420

	Thrifts & Mortgage Finance — 1.8%
338	Essent Group Ltd.	14,463
1,028	MGIC Investment Corp.	14,320
46	PennyMac Financial Services, Inc.	2,255
572	Radian Group, Inc.	12,304
		43,342

	Trading Companies & Distributors — 1.1%
94	Beacon Roofing Supply, Inc. (a)	5,772
30	MSC Industrial Direct Co., Inc., Class A	2,548
462	Univar Solutions, Inc. (a)	14,193
16	Watsco, Inc.	4,090
		26,603

	Total Common Stocks — 99.7%	2,343,371
	(Cost $2,351,086)
	Money Market Funds — 0.3%
6,814	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	6,814
	(Cost $6,814)

	Total Investments — 100.0%	2,350,185
	(Cost $2,357,900)
	Net Other Assets and Liabilities — 0.0%	101
	Net Assets — 100.0%	$2,350,286

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,343,371	$2,343,371	$—	$—
Money Market Funds	6,814	6,814	—	—
Total Investments	$2,350,185	$2,350,185	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Aerospace & Defense — 0.3%
126	AAR Corp. (a)	$6,076

	Air Freight & Logistics — 0.3%
90	Atlas Air Worldwide Holdings, Inc. (a)	6,274

	Auto Components — 0.2%
78	Gentherm, Inc. (a)	5,377

	Banks — 5.9%
218	Atlantic Union Bankshares Corp.	7,687
68	BancFirst Corp.	6,170
158	BankUnited, Inc.	6,582
324	Berkshire Hills Bancorp, Inc.	8,460
72	City Holding Co.	5,910
264	CVB Financial Corp.	6,542
40	Dime Community Bancshares, Inc.	1,258
442	First BanCorp	6,599
58	First Financial Bancorp	1,217
172	Hancock Whitney Corp.	8,572
293	Hilltop Holdings, Inc.	8,793
146	HomeStreet, Inc.	5,885
771	Hope Bancorp, Inc.	11,241
216	OFG Bancorp	6,121
294	Popular, Inc.	24,023
80	Preferred Bank	5,481
104	ServisFirst Bancshares, Inc.	8,669
400	WesBanco, Inc.	13,624
		142,834

	Biotechnology — 3.3%
378	Alkermes PLC (a)	11,283
184	AnaptysBio, Inc. (a)	3,494
36	Anika Therapeutics, Inc. (a)	783
82	Eagle Pharmaceuticals, Inc. (a)	3,829
20	Enanta Pharmaceuticals, Inc. (a)	799
196	Halozyme Therapeutics, Inc. (a)	9,012
1,277	Ironwood Pharmaceuticals, Inc. (a)	14,392
132	iTeos Therapeutics, Inc. (a)	2,310
256	Kezar Life Sciences, Inc. (a)	1,293
70	Ligand Pharmaceuticals, Inc. (a)	6,224
202	REGENXBIO, Inc. (a)	4,250
174	Sage Therapeutics, Inc. (a)	5,441
674	Vanda Pharmaceuticals, Inc. (a)	6,625
150	Vir Biotechnology, Inc. (a)	3,871
266	Xencor, Inc. (a)	5,940
		79,546

	Building Products — 1.0%
22	Advanced Drainage Systems, Inc.	2,409
148	Insteel Industries, Inc.	6,129
290	Resideo Technologies, Inc. (a)	6,850

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
104	UFP Industries, Inc.	$8,029
		23,417

	Capital Markets — 1.5%
224	Cowen, Inc., Class A	5,945
199	Donnelley Financial Solutions, Inc. (a)	6,191
36	Federated Hermes, Inc.	1,223
305	Hercules Capital, Inc.	4,294
118	Houlihan Lokey, Inc.	10,141
24	Piper Sandler Cos.	3,163
176	Virtu Financial, Inc., Class A	4,599
		35,556

	Chemicals — 1.4%
284	AdvanSix, Inc.	13,158
234	American Vanguard Corp.	5,775
112	Cabot Corp.	8,468
134	LSB Industries, Inc. (b)	2,696
56	Sensient Technologies Corp.	4,897
		34,994

	Commercial Services & Supplies — 0.6%
166	ABM Industries, Inc.	8,026
665	GEO Group (The), Inc. (a)	4,728
30	HNI Corp.	1,144
		13,898

	Communications Equipment — 1.6%
294	ADTRAN, Inc.	5,448
108	Calix, Inc. (a)	3,990
68	Clearfield, Inc. (a)	4,202
264	NETGEAR, Inc. (a)	5,029
580	NetScout Systems, Inc. (a)	19,911
		38,580

	Construction & Engineering — 1.5%
152	Comfort Systems USA, Inc.	13,637
14	EMCOR Group, Inc.	1,479
194	Fluor Corp. (a)	5,476
70	MYR Group, Inc. (a)	6,413
252	Sterling Construction Co., Inc. (a)	6,202
52	WillScot Mobile Mini Holdings Corp. (a)	1,858
		35,065

	Consumer Finance — 0.9%
120	Encore Capital Group, Inc. (a)	7,333
196	Enova International, Inc. (a)	6,190
479	Navient Corp.	7,664
		21,187

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 1.6%
124	Carriage Services, Inc.	$5,006
216	H&R Block, Inc.	7,612
999	Laureate Education, Inc.	12,717
1,213	Perdoceo Education Corp. (a)	13,234
		38,569

	Diversified Financial Services — 0.2%
288	Cannae Holdings, Inc. (a)	5,838

	Diversified Telecommunication Services — 0.5%
466	EchoStar Corp., Class A (a)	11,198

	Electric Utilities — 1.9%
312	Hawaiian Electric Industries, Inc.	13,469
286	Otter Tail Corp.	18,702
302	Portland General Electric Co.	14,873
		47,044

	Electrical Equipment — 1.8%
16	Acuity Brands, Inc.	2,800
150	Atkore, Inc. (a)	16,338
146	Encore Wire Corp.	18,253
826	GrafTech International Ltd.	7,170
		44,561

	Electronic Equipment, Instruments & Components — 3.3%
18	Badger Meter, Inc.	1,425
280	Benchmark Electronics, Inc.	7,137
22	ePlus, Inc. (a)	1,248
510	Knowles Corp. (a)	9,802
230	Methode Electronics, Inc.	10,362
58	PC Connection, Inc.	2,593
80	Plexus Corp. (a)	6,784
214	Sanmina Corp. (a)	9,393
312	ScanSource, Inc. (a)	12,087
432	TTM Technologies, Inc. (a)	6,173
678	Vishay Intertechnology, Inc.	13,858
		80,862

	Energy Equipment & Services — 0.6%
108	Helmerich & Payne, Inc.	5,438
359	Patterson-UTI Energy, Inc.	6,850
289	RPC, Inc. (a)	2,705
		14,993

	Equity Real Estate Investment Trusts — 4.1%
359	City Office REIT, Inc.	5,004

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
110	First Industrial Realty Trust, Inc.	$5,846
279	Independence Realty Trust, Inc.	6,559
60	Industrial Logistics Properties Trust	916
266	iStar, Inc.	4,628
475	LXP Industrial Trust	5,491
134	National Health Investors, Inc.	7,926
128	National Storage Affiliates Trust	6,714
70	NexPoint Residential Trust, Inc.	5,144
330	Office Properties Income Trust	7,032
354	Physicians Realty Trust	6,567
414	Piedmont Office Realty Trust, Inc., Class A	6,102
258	PotlatchDeltic Corp.	13,535
404	SITE Centers Corp.	6,351
96	Tanger Factory Outlet Centers, Inc.	1,681
282	UMH Properties, Inc.	5,553
150	Urban Edge Properties	2,828
		97,877

	Food & Staples Retailing — 3.4%
128	BJ’s Wholesale Club Holdings, Inc. (a)	7,407
246	Ingles Markets, Inc., Class A	21,909
699	SpartanNash Co.	24,053
308	Sprouts Farmers Market, Inc. (a)	8,344
270	Weis Markets, Inc.	19,850
		81,563

	Food Products — 0.5%
128	Cal-Maine Foods, Inc.	6,109
300	Hostess Brands, Inc. (a)	6,375
		12,484

	Gas Utilities — 0.3%
76	ONE Gas, Inc.	6,614

	Health Care Equipment & Supplies — 5.6%
507	AngioDynamics, Inc. (a)	9,952
102	AtriCure, Inc. (a)	4,144
214	Avanos Medical, Inc. (a)	6,140
164	Cutera, Inc. (a)	7,378
88	Enovis Corp. (a)	5,838
22	Globus Medical, Inc., Class A (a)	1,465
28	ICU Medical, Inc. (a)	5,086
212	Inogen, Inc. (a)	5,444
82	Integer Holdings Corp. (a)	6,542
12	iRhythm Technologies, Inc. (a)	1,690
314	Lantheus Holdings, Inc. (a)	21,515
867	Meridian Bioscience, Inc. (a)	23,843
44	Neogen Corp. (a)	1,164

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
54	Omnicell, Inc. (a)	$6,003
282	Orthofix Medical, Inc. (a)	7,752
82	QuidelOrtho Corp. (a)	7,793
56	Shockwave Medical, Inc. (a)	9,196
180	Varex Imaging Corp. (a)	4,147
		135,092

	Health Care Providers & Services — 3.1%
28	Addus HomeCare Corp. (a)	2,338
20	Amedisys, Inc. (a)	2,318
172	AMN Healthcare Services, Inc. (a)	16,667
78	Apollo Medical Holdings, Inc. (a)	2,928
80	CorVel Corp. (a)	11,933
116	Fulgent Genetics, Inc. (a)	6,323
82	Joint (The) Corp. (a)	1,368
232	Option Care Health, Inc. (a)	7,044
132	Owens & Minor, Inc.	4,604
36	Patterson Cos., Inc.	1,137
322	Premier, Inc., Class A	12,046
102	Tenet Healthcare Corp. (a)	6,600
		75,306

	Health Care Technology — 1.5%
401	Allscripts Healthcare Solutions, Inc. (a)	6,853
214	Evolent Health, Inc., Class A (a)	6,020
70	Inspire Medical Systems, Inc. (a)	12,378
629	NextGen Healthcare, Inc. (a)	11,391
		36,642

	Hotels, Restaurants & Leisure — 0.4%
62	Papa John’s International, Inc.	5,457
136	Red Rock Resorts, Inc., Class A	5,267
		10,724

	Household Durables — 2.9%
22	Cavco Industries, Inc. (a)	4,888
102	Century Communities, Inc.	5,546
637	Ethan Allen Interiors, Inc.	14,817
248	Green Brick Partners, Inc. (a)	6,031
130	M/I Homes, Inc. (a)	6,077
194	Skyline Champion Corp. (a)	10,307
300	Taylor Morrison Home Corp. (a)	8,691
650	Tri Pointe Homes, Inc. (a)	13,695
		70,052

	Insurance — 3.1%
160	American Equity Investment Life Holding Co.	6,441

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
118	Brighthouse Financial, Inc. (a)	$5,796
626	CNO Financial Group, Inc.	12,877
367	Employers Holdings, Inc.	15,197
56	Enstar Group Ltd. (a)	12,988
58	RLI Corp.	7,025
80	Safety Insurance Group, Inc.	7,429
92	Selective Insurance Group, Inc.	7,296
		75,049

	Interactive Media & Services — 0.0%
16	Ziff Davis, Inc. (a)	1,221

	IT Services — 2.2%
92	Bread Financial Holdings, Inc.	5,069
170	CSG Systems International, Inc.	10,572
110	ExlService Holdings, Inc. (a)	15,641
364	International Money Express, Inc. (a)	7,506
138	Perficient, Inc. (a)	13,512
		52,300

	Leisure Products — 1.3%
759	Nautilus, Inc. (a)	1,594
623	Smith & Wesson Brands, Inc.	9,644
124	Sturm Ruger & Co., Inc.	8,418
328	Vista Outdoor, Inc. (a)	12,641
		32,297

	Life Sciences Tools & Services — 0.1%
10	Medpace Holdings, Inc. (a)	1,432

	Machinery — 2.0%
60	EnPro Industries, Inc.	5,746
60	Hillenbrand, Inc.	2,510
20	Kadant, Inc.	3,702
355	Manitowoc (The) Co., Inc. (a)	4,622
366	Mueller Industries, Inc.	19,709
150	Shyft Group (The), Inc.	3,329
110	Titan International, Inc. (a)	2,003
46	Watts Water Technologies, Inc., Class A	6,018
		47,639

	Marine — 2.1%
132	Eagle Bulk Shipping, Inc.	9,670
787	Genco Shipping & Trading Ltd.	19,872
236	Matson, Inc.	21,212
		50,754

	Media — 0.9%
102	John Wiley & Sons, Inc., Class A	5,402
214	Scholastic Corp.	8,031

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
72	TechTarget, Inc. (a)	$5,119
126	Thryv Holdings, Inc. (a)	3,300
		21,852

	Metals & Mining — 3.4%
240	Alcoa Corp.	14,813
74	Alpha Metallurgical Resources, Inc. (a)	11,969
156	Ryerson Holding Corp.	4,702
286	Schnitzer Steel Industries, Inc., Class A	11,617
832	TimkenSteel Corp. (a)	19,219
560	Warrior Met Coal, Inc.	18,827
		81,147

	Multiline Retail — 0.8%
46	Dillard’s, Inc., Class A	13,868
268	Macy’s, Inc.	6,338
		20,206

	Multi-Utilities — 0.3%
88	Black Hills Corp.	6,746

	Oil, Gas & Consumable Fuels — 7.0%
176	Antero Resources Corp. (a)	7,547
112	Arch Resources, Inc.	17,118
174	California Resources Corp.	7,599
108	Chesapeake Energy Corp.	10,517
124	Civitas Resources, Inc.	9,467
296	CNX Resources Corp. (a)	6,429
188	CONSOL Energy, Inc. (a)	9,693
34	CVR Energy, Inc.	1,171
24	Denbury, Inc. (a)	1,755
975	Dorian LPG Ltd.	16,575
12	Gulfport Energy Corp. (a)	1,161
415	Magnolia Oil & Gas Corp., Class A	11,458
236	Murphy Oil Corp.	10,011
78	Oasis Petroleum, Inc.	12,381
130	Ovintiv, Inc.	7,279
94	PDC Energy, Inc.	7,439
62	REX American Resources Corp. (a)	5,387
186	SandRidge Energy, Inc. (a)	4,384
114	SM Energy Co.	5,503
104	Whiting Petroleum Corp.	9,200
282	World Fuel Services Corp.	6,991
		169,065

	Paper & Forest Products — 1.0%
365	Louisiana-Pacific Corp.	25,207

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 0.4%
52	Inter Parfums, Inc.	$3,837
32	Nu Skin Enterprises, Inc., Class A	1,493
48	USANA Health Sciences, Inc. (a)	3,376
		8,706

	Pharmaceuticals — 3.9%
801	Amphastar Pharmaceuticals, Inc. (a)	29,749
380	Collegium Pharmaceutical, Inc. (a)	5,936
188	Corcept Therapeutics, Inc. (a)	3,918
398	Evolus, Inc. (a)	5,134
60	Harmony Biosciences Holdings, Inc. (a)	2,616
556	Innoviva, Inc. (a)	8,434
98	Intra-Cellular Therapies, Inc. (a)	5,625
24	Pacira BioSciences, Inc. (a)	1,518
358	Prestige Consumer Healthcare, Inc. (a)	19,984
365	Supernus Pharmaceuticals, Inc. (a)	10,173
		93,087

	Professional Services — 1.5%
58	CBIZ, Inc. (a)	2,376
361	Heidrick & Struggles International, Inc.	12,476
20	Huron Consulting Group, Inc. (a)	1,198
184	Kforce, Inc.	12,085
134	Korn Ferry	8,236
		36,371

	Real Estate Management & Development — 2.0%
136	Cushman & Wakefield PLC (a)	2,539
556	Douglas Elliman, Inc.	3,197
294	Kennedy-Wilson Holdings, Inc.	6,191
168	Marcus & Millichap, Inc.	7,036
966	Realogy Holdings Corp. (a)	11,959
400	RMR Group (The), Inc., Class A	12,008
124	St. Joe (The) Co.	6,261
		49,191

	Road & Rail — 2.4%
186	ArcBest Corp.	14,067
878	Daseke, Inc. (a)	6,637
832	Heartland Express, Inc.	11,881
84	Ryder System, Inc.	6,722
30	Saia, Inc. (a)	5,928
512	Schneider National, Inc., Class B	12,360
		57,595

	Semiconductors & Semiconductor Equipment — 3.5%
132	Alpha & Omega Semiconductor Ltd. (a)	5,799

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
190	Axcelis Technologies, Inc. (a)	$11,791
102	Cirrus Logic, Inc. (a)	8,317
414	Cohu, Inc. (a)	12,598
88	Diodes, Inc. (a)	6,777
238	Kulicke & Soffa Industries, Inc.	12,892
136	Lattice Semiconductor Corp. (a)	7,075
519	Photronics, Inc. (a)	11,283
48	Rambus, Inc. (a)	1,205
38	Synaptics, Inc. (a)	5,629
		83,366

	Software — 1.5%
157	Box, Inc., Class A (a)	4,099
120	CommVault Systems, Inc. (a)	7,321
94	Ebix, Inc.	2,740
20	InterDigital, Inc.	1,306
14	SPS Commerce, Inc. (a)	1,499
114	Tenable Holdings, Inc. (a)	5,734
32	Teradata Corp. (a)	1,230
106	Verint Systems, Inc. (a)	5,410
390	Xperi Holding Corp.	6,420
		35,759

	Specialty Retail — 2.7%
456	Aaron’s (The) Co., Inc.	8,919
344	Abercrombie & Fitch Co., Class A (a)	7,031
38	Academy Sports & Outdoors, Inc.	1,273
396	Big 5 Sporting Goods Corp.	5,049
56	Buckle (The), Inc.	1,840
26	Children’s Place (The), Inc. (a)	1,235
38	Citi Trends, Inc. (a)	1,136
64	Genesco, Inc. (a)	3,604
40	Group 1 Automotive, Inc.	7,184
84	Haverty Furniture Cos., Inc.	2,374
40	Hibbett, Inc.	2,030
276	MarineMax, Inc. (a)	11,429
28	Murphy USA, Inc.	6,975
64	Signet Jewelers Ltd.	3,814
76	Zumiez, Inc. (a)	2,494
		66,387

	Technology Hardware, Storage & Peripherals — 0.7%
359	Avid Technology, Inc. (a)	10,515
371	Xerox Holdings Corp.	6,982
		17,497

	Textiles, Apparel & Luxury Goods — 1.1%
484	G-III Apparel Group Ltd. (a)	12,129
58	Kontoor Brands, Inc.	2,324

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
246	Movado Group, Inc.	$8,347
14	Oxford Industries, Inc.	1,276
62	Steven Madden Ltd.	2,305
		26,381

	Thrifts & Mortgage Finance — 1.9%
162	Essent Group Ltd.	6,932
478	Kearny Financial Corp.	5,932
897	MGIC Investment Corp.	12,495
136	Mr. Cooper Group, Inc. (a)	5,897
687	Radian Group, Inc.	14,778
		46,034

	Tobacco — 0.4%
150	Universal Corp.	9,552
94	Vector Group Ltd.	1,157
		10,709

	Trading Companies & Distributors — 2.9%
14	Applied Industrial Technologies, Inc.	1,448
160	BlueLinx Holdings, Inc. (a)	13,226
345	Boise Cascade Co.	26,675
188	Rush Enterprises, Inc., Class A	9,584
80	Veritiv Corp. (a)	11,628
62	WESCO International, Inc. (a)	7,786
		70,347

	Wireless Telecommunication Services — 0.4%
212	Gogo, Inc. (a)	4,295
180	United States Cellular Corp. (a)	5,528
		9,823

	Total Common Stocks — 99.7%	2,408,391
	(Cost $2,384,752)

	Money Market Funds — 0.1%
2,856	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (c)	2,856
	(Cost $2,856)

	Total Investments — 99.8%	2,411,247
	(Cost $2,387,608)
	Net Other Assets and Liabilities — 0.2%	4,099
	Net Assets — 100.0%	$2,415,346

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (September 1, 2021 to May 31, 2022).
(c)	Rate shown reflects yield as of May 31, 2022.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,408,391	$2,408,391	$—	$—
Money Market Funds	2,856	2,856	—	—
Total Investments	$2,411,247	$2,411,247	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.6%
	Aerospace & Defense — 3.1%
501	AeroVironment, Inc. (a)	$46,072
101	Northrop Grumman Corp.	47,265
		93,337

	Automobiles — 1.0%
40	Tesla, Inc. (a)	30,330

	Biotechnology — 13.2%
504	Alnylam Pharmaceuticals, Inc. (a)	63,403
798	Apellis Pharmaceuticals, Inc. (a)	33,077
1,446	Arcus Biosciences, Inc. (a)	27,402
500	BioMarin Pharmaceutical, Inc. (a)	37,565
235	Intellia Therapeutics, Inc. (a)	10,843
2,369	Myovant Sciences Ltd. (a)	24,567
101	Regeneron Pharmaceuticals, Inc. (a)	67,139
806	REGENXBIO, Inc. (a)	16,958
999	Rocket Pharmaceuticals, Inc. (a)	11,838
600	SpringWorks Therapeutics, Inc. (a)	11,364
423	Ultragenyx Pharmaceutical, Inc. (a)	19,839
250	Vertex Pharmaceuticals, Inc. (a)	67,162
		391,157

	Communications Equipment — 2.9%
162	Arista Networks, Inc. (a)	16,569
501	Ciena Corp. (a)	25,461
273	F5, Inc. (a)	44,510
		86,540

	Construction & Engineering — 2.1%
743	MasTec, Inc. (a)	62,107

	Diversified Telecommunication Services — 1.2%
2,289	Radius Global Infrastructure, Inc., Class A (a)	34,106

	Electrical Equipment — 2.5%
1,545	Bloom Energy Corp., Class A (a)	27,068
350	Schneider Electric SE (EUR)	48,486
		75,554

	Electronic Equipment, Instruments & Components — 6.7%
300	Cognex Corp.	14,526
401	Keysight Technologies, Inc. (a)	58,386
326	TE Connectivity Ltd.	42,181
801	Trimble, Inc. (a)	54,508
90	Zebra Technologies Corp., Class A (a)	30,437
		200,038

	Entertainment — 0.6%
180	Roku, Inc. (a)	17,082

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 4.4%
158	Align Technology, Inc. (a)	$43,867
53	Dexcom, Inc. (a)	15,791
695	Globus Medical, Inc., Class A (a)	46,287
68	Intuitive Surgical, Inc. (a)	15,480
460	Outset Medical, Inc. (a)	10,028
		131,453

	Health Care Providers & Services — 0.7%
468	Castle Biosciences, Inc. (a)	10,422
267	Guardant Health, Inc. (a)	10,942
		21,364

	Hotels, Restaurants & Leisure — 0.4%
100	Airbnb, Inc., Class A (a)	12,087

	Industrial Conglomerates — 3.2%
144	Honeywell International, Inc.	27,881
500	Siemens AG (EUR)	65,723
		93,604

	Interactive Media & Services — 7.6%
74	Alphabet, Inc., Class C (a)	168,778
1,101	Snap, Inc., Class A (a)	15,535
1,001	ZoomInfo Technologies, Inc. (a)	40,430
		224,743

	Internet & Direct Marketing Retail — 5.8%
66	Amazon.com, Inc. (a)	158,676
180	Etsy, Inc. (a)	14,602
		173,278

	IT Services — 7.7%
8	Adyen N.V. (EUR) (a) (b) (c)	12,429
554	Block, Inc. (a)	48,481
410	Cloudflare, Inc., Class A (a)	22,960
50	MongoDB, Inc. (a)	11,857
367	PayPal Holdings, Inc. (a)	31,272
100	Snowflake, Inc., Class A (a)	12,765
1,512	Switch, Inc., Class A	51,030
375	Twilio, Inc., Class A (a)	39,439
		230,233

	Life Sciences Tools & Services — 1.2%
472	NanoString Technologies, Inc. (a)	7,382
52	Thermo Fisher Scientific, Inc.	29,514
		36,896

	Media — 0.5%
1,338	Magnite, Inc. (a)	14,705

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 2.4%
3,002	Uber Technologies, Inc. (a)	$69,646

	Semiconductors & Semiconductor Equipment — 11.5%
931	Allegro MicroSystems, Inc. (a)	23,973
252	Enphase Energy, Inc. (a)	46,920
90	Lam Research Corp.	46,803
501	NVIDIA Corp.	93,547
269	NXP Semiconductors N.V.	51,045
1,600	Rambus, Inc. (a)	40,160
100	SiTime Corp. (a)	21,300
125	Synaptics, Inc. (a)	18,515
		342,263

	Software — 19.9%
135	Adobe, Inc. (a)	56,225
50	Aspen Technology, Inc. (a)	9,752
353	Autodesk, Inc. (a)	73,336
234	Crowdstrike Holdings, Inc., Class A (a)	37,438
250	Datadog, Inc., Class A (a)	23,847
701	Dynatrace, Inc. (a)	26,407
300	Elastic N.V. (a)	18,495
204	Five9, Inc. (a)	19,729
340	Microsoft Corp.	92,436
3,900	Palantir Technologies, Inc., Class A (a)	33,852
136	ServiceNow, Inc. (a)	63,576
302	Sprout Social, Inc., Class A (a)	15,381
567	Trade Desk (The), Inc., Class A (a)	29,512
535	UiPath, Inc., Class A (a)	9,132
281	Workday, Inc., Class A (a)	43,920
266	Workiva, Inc. (a)	19,421
133	Zscaler, Inc. (a)	20,361
		592,820
	Total Common Stocks — 98.6%	2,933,343
	(Cost $3,874,738)

	Money Market Funds — 1.4%
41,898	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (d)	41,898
	(Cost $41,898)

	Total Investments — 100.0%	2,975,241
	(Cost $3,916,636)
	Net Other Assets and Liabilities — (0.0)%	(944)
	Net Assets — 100.0%	$2,974,297

(a)	Non-income producing security.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of May 31, 2022.

Currency Exposure Diversification	% of Total Investments
USD	95.7%
EUR	4.3
Total	100.0%

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,933,343	$2,933,343	$—	$—
Money Market Funds	41,898	41,898	—	—
Total Investments	$2,975,241	$2,975,241	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Communications Equipment — 5.1%
3,067	Arista Networks, Inc. (a)	$313,694
12,363	Cisco Systems, Inc.	556,953
		870,647

	Electronic Equipment, Instruments & Components — 3.2%
5,117	Amphenol Corp., Class A	362,591
271	CDW Corp.	46,032
299	Keysight Technologies, Inc. (a)	43,534
110	Teledyne Technologies, Inc. (a)	44,566
114	Zebra Technologies Corp., Class A (a)	38,554
		535,277

	Entertainment — 0.2%
1,295	Warner Music Group Corp., Class A	38,449

	Interactive Media & Services — 9.0%
312	Alphabet, Inc., Class A (a)	709,875
4,003	Meta Platforms, Inc., Class A (a)	775,141
858	ZoomInfo Technologies, Inc. (a)	34,654
		1,519,670

	Internet & Direct Marketing Retail — 0.1%
303	Etsy, Inc. (a)	24,579

	IT Services — 17.8%
434	Akamai Technologies, Inc. (a)	43,851
2,222	Automatic Data Processing, Inc.	495,373
4,509	Cognizant Technology Solutions Corp., Class A	336,822
168	Gartner, Inc. (a)	44,083
2,340	Mastercard, Inc., Class A	837,416
3,232	Paychex, Inc.	400,219
626	SS&C Technologies Holdings, Inc.	40,058
3,908	Visa, Inc., Class A	829,160
		3,026,982

	Media — 2.9%
803	Charter Communications, Inc., Class A (a)	407,065
1,275	Interpublic Group of (The) Cos., Inc.	41,093
558	Omnicom Group, Inc.	41,632
		489,790

	Semiconductors & Semiconductor Equipment — 30.5%
5,185	Advanced Micro Devices, Inc. (a)	528,144
3,777	Applied Materials, Inc.	443,004
1,198	Broadcom, Inc.	694,996
282	Enphase Energy, Inc. (a)	52,505
360	Entegris, Inc.	39,946
1,148	KLA Corp.	418,848
786	Lam Research Corp.	408,744

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
5,980	Marvell Technology, Inc.	$353,717
5,358	Micron Technology, Inc.	395,635
102	Monolithic Power Systems, Inc.	45,940
3,463	NVIDIA Corp.	646,611
3,653	QUALCOMM, Inc.	523,183
398	Teradyne, Inc.	43,485
3,346	Texas Instruments, Inc.	591,439
		5,186,197

	Software — 25.9%
1,437	Adobe, Inc. (a)	598,482
1,788	Autodesk, Inc. (a)	371,457
2,531	Cadence Design Systems, Inc. (a)	389,091
1,176	Fortinet, Inc. (a)	345,909
1,122	Intuit, Inc.	465,024
2,827	Microsoft Corp.	768,577
689	Palo Alto Networks, Inc. (a)	346,415
868	ServiceNow, Inc. (a)	405,764
1,257	Synopsys, Inc. (a)	401,234
2,861	Zoom Video Communications, Inc., Class A (a)	307,414
		4,399,367

	Technology Hardware, Storage & Peripherals — 5.0%
5,114	Apple, Inc.	761,168
2,947	Hewlett Packard Enterprise Co.	45,973
600	NetApp, Inc.	43,170
		850,311
	Total Common Stocks — 99.7%	16,941,269
	(Cost $18,748,740)

	Money Market Funds — 0.3%
42,881	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	42,881
	(Cost $42,881)

	Total Investments — 100.0%	16,984,150
	(Cost $18,791,621)
	Net Other Assets and Liabilities — 0.0%	743
	Net Assets — 100.0%	$16,984,893

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

First Trust Expanded Technology ETF (XPND)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,941,269	$16,941,269	$—	$—
Money Market Funds	42,881	42,881	—	—
Total Investments	$16,984,150	$16,984,150	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.6%
	Aerospace & Defense — 0.6%
4,472	Raytheon Technologies Corp.	$425,377

	Automobiles — 1.0%
873	Tesla, Inc. (a)	661,961

	Beverages — 1.2%
1,482	Constellation Brands, Inc., Class A	363,787
5,218	Monster Beverage Corp. (a)	465,028
		828,815

	Biotechnology — 1.6%
12,029	Sarepta Therapeutics, Inc. (a)	875,952
1,781	Seagen, Inc. (a)	241,646
		1,117,598

	Building Products — 0.8%
3,492	Fortune Brands Home & Security, Inc.	242,170
5,429	Johnson Controls International PLC	295,935
		538,105

	Chemicals — 0.7%
1,772	Sherwin-Williams (The) Co.	474,967

	Commercial Services & Supplies — 0.5%
2,368	Republic Services, Inc.	316,933

	Communications Equipment — 0.6%
2,031	Motorola Solutions, Inc.	446,292

	Construction & Engineering — 0.4%
8,026	WillScot Mobile Mini Holdings Corp. (a)	286,769

	Consumer Finance — 0.8%
3,169	American Express Co.	534,991

	Electronic Equipment, Instruments & Components — 1.2%
2,409	CDW Corp.	409,193
3,616	Cognex Corp.	175,087
6,954	Corning, Inc.	249,092
		833,372

	Entertainment — 5.2%
3,602	Netflix, Inc. (a)	711,179
21,490	Sea Ltd., ADR (a)	1,776,363
2,023	Walt Disney (The) Co. (a)	223,420
30,169	Warner Music Group Corp., Class A	895,718
		3,606,680

	Equity Real Estate Investment Trusts — 0.9%
1,487	Alexandria Real Estate Equities, Inc.	246,768

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,996	Equity LifeStyle Properties, Inc.	$378,197
		624,965

	Health Care Equipment & Supplies — 6.9%
3,091	Align Technology, Inc. (a)	858,185
4,869	Baxter International, Inc.	370,287
6,058	Dexcom, Inc. (a)	1,804,921
10,990	Edwards Lifesciences Corp. (a)	1,108,342
4,572	Hologic, Inc. (a)	344,134
931	Teleflex, Inc.	267,886
		4,753,755

	Health Care Providers & Services — 1.8%
936	Laboratory Corp. of America Holdings	230,930
19,098	R1 RCM, Inc. (a)	410,034
1,196	UnitedHealth Group, Inc.	594,149
		1,235,113

	Hotels, Restaurants & Leisure — 3.1%
9,267	Airbnb, Inc., Class A (a)	1,120,102
234	Booking Holdings, Inc. (a)	524,993
348	Chipotle Mexican Grill, Inc. (a)	488,088
		2,133,183

	Insurance — 0.6%
2,125	Chubb Ltd.	448,991

	Interactive Media & Services — 8.1%
846	Alphabet, Inc., Class A (a)	1,924,853
233	Alphabet, Inc., Class C (a)	531,422
17,968	Match Group, Inc. (a)	1,415,519
9,066	Meta Platforms, Inc., Class A (a)	1,755,540
		5,627,334

	Internet & Direct Marketing Retail — 7.9%
1,854	Amazon.com, Inc. (a)	4,457,368
8,548	DoorDash, Inc., Class A (a)	657,427
1,981	Etsy, Inc. (a)	160,699
4,303	Fiverr International Ltd. (a)	182,060
		5,457,554

	IT Services — 16.2%
23,616	Block, Inc. (a)	2,066,636
15,462	Cloudflare, Inc., Class A (a)	865,872
3,089	Concentrix Corp.	478,455
2,324	Fidelity National Information Services, Inc.	242,858
1,460	FleetCor Technologies, Inc. (a)	363,263
2,263	Global Payments, Inc.	296,543
2,532	Mastercard, Inc., Class A	906,127

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
2,541	Shopify, Inc., Class A (a)	$953,180
6,771	Snowflake, Inc., Class A (a)	864,318
7,521	Twilio, Inc., Class A (a)	790,984
15,745	Visa, Inc., Class A	3,340,617
		11,168,853

	Life Sciences Tools & Services — 1.9%
9,235	10X Genomics, Inc., Class A (a)	472,740
1,226	Danaher Corp.	323,443
906	Thermo Fisher Scientific, Inc.	514,218
		1,310,401

	Machinery — 0.7%
1,452	Deere & Co.	519,496

	Media — 1.2%
1,577	Charter Communications, Inc., Class A (a)	799,429

	Personal Products — 0.6%
1,603	Estee Lauder (The) Cos., Inc., Class A	408,204

	Pharmaceuticals — 1.8%
2,849	Eli Lilly & Co.	892,991
2,039	Zoetis, Inc.	348,526
		1,241,517

	Professional Services — 1.9%
21,858	CoStar Group, Inc. (a)	1,332,026

	Road & Rail — 1.6%
48,160	Uber Technologies, Inc. (a)	1,117,312

	Semiconductors & Semiconductor Equipment — 4.7%
4,861	Advanced Micro Devices, Inc. (a)	495,142
3,245	Entegris, Inc.	360,065
341	Lam Research Corp.	177,330
6,791	Marvell Technology, Inc.	401,688
6,260	NVIDIA Corp.	1,168,867
3,544	Texas Instruments, Inc.	626,437
		3,229,529

	Software — 16.8%
1,396	Adobe, Inc. (a)	581,406
8,074	Atlassian Corp. PLC, Class A (a)	1,431,682
2,263	Avalara, Inc. (a)	191,608
3,397	Datadog, Inc., Class A (a)	324,040
3,366	Intuit, Inc.	1,395,072
10,914	Microsoft Corp.	2,967,189
760	Palo Alto Networks, Inc. (a)	382,113
704	Paycom Software, Inc. (a)	200,175
2,999	Salesforce, Inc. (a)	480,560
7,144	ServiceNow, Inc. (a)	3,339,606

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
2,218	Workday, Inc., Class A (a)	$346,673
		11,640,124

	Specialty Retail — 2.1%
10,774	Floor & Decor Holdings, Inc., Class A (a)	812,790
10,266	TJX (The) Cos., Inc.	652,610
		1,465,400

	Technology Hardware, Storage & Peripherals — 3.9%
15,950	Apple, Inc.	2,373,998
4,438	NetApp, Inc.	319,314
		2,693,312

	Textiles, Apparel & Luxury Goods — 1.3%
1,223	Lululemon Athletica, Inc. (a)	357,960
4,676	NIKE, Inc., Class B	555,742
		913,702
	Total Common Stocks — 98.6%	68,192,060
	(Cost $93,071,207)

	Money Market Funds — 1.4%
970,966	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	970,966
	(Cost $970,966)

	Total Investments — 100.0%	69,163,026
	(Cost $94,042,173)
	Net Other Assets and Liabilities — (0.0)%	(14,351)
	Net Assets — 100.0%	$69,148,675

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

ADR	-	American Depositary Receipt

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows:

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$68,192,060	$68,192,060	$—	$—
Money Market Funds	970,966	970,966	—	—
Total Investments	$69,163,026	$69,163,026	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust TCW ESG Premier Equity ETF (EPRE)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 85.2%
	Aerospace & Defense — 14.4%
470	HEICO Corp.	$67,233
88	TransDigm Group, Inc. (a)	53,273
		120,506

	Beverages — 5.5%
1,318	Keurig Dr Pepper, Inc.	45,787

	Capital Markets — 13.5%
151	Morningstar, Inc.	38,812
75	MSCI, Inc.	33,176
118	S&P Global, Inc.	41,307
		113,295

	Commercial Services & Supplies — 4.7%
345	Copart, Inc. (a)	39,513

	Electrical Equipment — 8.2%
294	AMETEK, Inc.	35,712
3,001	Vertiv Holdings Co.	32,981
		68,693

	Household Products — 2.5%
232	Church & Dwight Co., Inc.	20,894

	IT Services — 4.8%
403	Fiserv, Inc. (a)	40,373

	Life Sciences Tools & Services — 4.7%
31	Mettler-Toledo International, Inc. (a)	39,870

	Professional Services — 6.4%
506	CoStar Group, Inc. (a)	30,836
111	Equifax, Inc.	22,486
		53,322

	Semiconductors & Semiconductor Equipment — 2.6%
373	Marvell Technology, Inc.	22,063

	Software — 17.9%
846	Dye & Durham Ltd. (CAD)	15,564
186	Manhattan Associates, Inc. (a)	22,493
195	Microsoft Corp.	53,015
41	Roper Technologies, Inc.	18,140
251	Trade Desk (The), Inc., Class A (a)	13,064
79	Tyler Technologies, Inc. (a)	28,110
		150,386
	Total Common Stocks — 85.2%	714,702
	(Cost $798,747)

Shares	Description	Value

	Money Market Funds — 14.8%
123,888	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	$123,888
	(Cost $123,888)

	Total Investments — 100.0%	838,590
	(Cost $922,635)
	Net Other Assets and Liabilities — (0.0)%	(303)
	Net Assets — 100.0%	$838,287

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

Currency Abbreviation:
CAD - Canadian Dollar

First Trust TCW ESG Premier Equity ETF (EPRE)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows:

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$714,702	$714,702	$—	$—
Money Market Funds	123,888	123,888	—	—
Total Investments	$838,590	$838,590	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Banks — 11.1%
5,170	Signature Bank	$1,118,116
30,036	Silvergate Capital Corp., Class A (a)	2,357,826
		3,475,942

	Capital Markets — 27.5%
57,462	Coinbase Global, Inc., Class A (a)	4,487,782
537,782	Galaxy Digital Holdings Ltd. (CAD) (a)	3,456,669
4,797	Interactive Brokers Group, Inc., Class A	295,207
37,080	Robinhood Markets, Inc., Class A (a)	373,025
		8,612,683

	Consumer Finance — 1.3%
292,481	Mogo, Inc. (a)	391,924

	Internet & Direct Marketing Retail — 2.1%
403	MercadoLibre, Inc. (a)	316,710
10,764	Overstock.com, Inc. (a)	333,576
		650,286

	IT Services — 12.3%
16,092	Block, Inc. (a)	1,408,211
354,510	Core Scientific, Inc. (a)	1,251,420
761	Mastercard, Inc., Class A	272,339
3,434	PayPal Holdings, Inc. (a)	292,611
775	Shopify, Inc., Class A (a)	290,718
1,579	Visa, Inc., Class A	335,017
		3,850,316

	Semiconductors & Semiconductor Equipment — 1.8%
2,656	Advanced Micro Devices, Inc. (a)	270,540
1,542	NVIDIA Corp.	287,922
		558,462

	Software — 41.9%
62,540	Argo Blockchain PLC, ADR (a)	404,008
726,947	Bitfarms Ltd. (a)	1,461,163
341,485	Cipher Mining, Inc. (a)	829,808
51,079	Greenidge Generation Holdings, Inc. (a)	244,158
365,958	Hut 8 Mining Corp. (a)	933,193
233,874	Iris Energy Ltd. (a)	1,389,212
134,430	Marathon Digital Holdings, Inc. (a)	1,375,219
16,371	MicroStrategy, Inc., Class A (a)	4,333,240
192,418	Riot Blockchain, Inc. (a)	1,383,485
73,203	Terawulf, Inc. (a)	233,518
7,641	Unity Software, Inc. (a)	305,411
72,051	Voyager Digital Ltd. (a)	194,538
		13,086,953

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.0%
166,250	Canaan, Inc., ADR (a)	$621,775
	Total Common Stocks — 100.0%	31,248,341
	(Cost $66,236,530)

	Money Market Funds — 0.1%
33,093	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	33,093
	(Cost $33,093)

	Total Investments — 100.1%	31,281,434
	(Cost $66,269,623)
	Net Other Assets and Liabilities — (0.1)%	(21,387)
	Net Assets — 100.0%	$31,260,047

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

ADR - American Depositary Receipt

Currency Abbreviation:

CAD - Canadian Dollar

Country Allocation*	% of Total Long-Term Investments
United States	70.7%
Cayman Islands	13.1
Canada	10.5
Australia	4.4
Great Britain	1.3
Total	100.0%

* Portfolio securities are categorized based upon their country of incorporation.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows:

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$31,248,341	$31,248,341	$—	$—
Money Market Funds	33,093	33,093	—	—
Total Investments	$31,281,434	$31,281,434	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.4%
	Aerospace & Defense — 3.5%
194	AAR Corp. (a)	$9,355
133	AeroVironment, Inc. (a)	12,231
102	Axon Enterprise, Inc. (a)	10,339
71	HEICO Corp., Class A	8,313
419	Kratos Defense & Security Solutions, Inc. (a)	6,042
364	RADA Electronic Industries Ltd. (a)	4,382
70	Spirit AeroSystems Holdings, Inc., Class A	2,199
		52,861

	Air Freight & Logistics — 0.4%
90	Hub Group, Inc., Class A (a)	6,568

	Auto Components — 0.8%
50	Fox Factory Holding Corp. (a)	4,101
48	Gentherm, Inc. (a)	3,309
42	Visteon Corp. (a)	4,713
		12,123

	Banks — 0.7%
92	Silvergate Capital Corp., Class A (a)	7,222
45	Triumph Bancorp, Inc. (a)	3,273
		10,495

	Beverages — 3.4%
236	Celsius Holdings, Inc. (a)	15,833
462	Duckhorn Portfolio (The), Inc. (a)	9,079
277	MGP Ingredients, Inc.	26,830
		51,742

	Biotechnology — 6.5%
141	Apellis Pharmaceuticals, Inc. (a)	5,845
30	Blueprint Medicines Corp. (a)	1,650
339	Crinetics Pharmaceuticals, Inc. (a)	5,678
316	Cytokinetics, Inc. (a)	12,608
529	Exelixis, Inc. (a)	9,697
114	Galapagos N.V., ADR (a)	6,271
528	Halozyme Therapeutics, Inc. (a)	24,277
81	Ligand Pharmaceuticals, Inc. (a)	7,202
134	Merus N.V. (a)	2,487
206	Nuvalent, Inc., Class A (a)	1,825
421	Relay Therapeutics, Inc. (a)	6,854
232	SpringWorks Therapeutics, Inc. (a)	4,394
346	Xenon Pharmaceuticals, Inc. (a)	9,117
		97,905

	Building Products — 0.8%
189	AZEK (The) Co., Inc. (a)	3,982
135	Trex Co., Inc. (a)	8,602
		12,584

	Capital Markets — 0.8%
16	MarketAxess Holdings, Inc.	4,507

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
52	Piper Sandler Cos.	$6,853
		11,360

	Chemicals — 2.6%
91	Aspen Aerogels, Inc. (a)	1,594
64	Balchem Corp.	7,963
137	Cabot Corp.	10,359
64	Intrepid Potash, Inc. (a)	4,216
478	Livent Corp. (a)	15,196
		39,328

	Commercial Services & Supplies — 1.2%
47	Casella Waste Systems, Inc., Class A (a)	3,364
265	Montrose Environmental Group, Inc. (a)	10,735
35	Tetra Tech, Inc.	4,724
		18,823

	Communications Equipment — 0.2%
83	Calix, Inc. (a)	3,066

	Construction & Engineering — 2.4%
181	Ameresco, Inc., Class A (a)	10,628
370	Fluor Corp. (a)	10,445
408	WillScot Mobile Mini Holdings Corp. (a)	14,578
		35,651

	Consumer Finance — 2.6%
70	Encore Capital Group, Inc. (a)	4,278
861	EZCORP, Inc., Class A (a)	6,526
141	FirstCash Holdings, Inc.	10,526
267	PRA Group, Inc. (a)	9,879
265	PROG Holdings, Inc. (a)	7,735
		38,944

	Diversified Consumer Services — 0.9%
79	Bright Horizons Family Solutions, Inc. (a)	7,153
244	European Wax Center, Inc., Class A	6,466
		13,619

	Electrical Equipment — 0.4%
54	Atkore, Inc. (a)	5,882

	Electronic Equipment, Instruments & Components — 1.0%
95	Cognex Corp.	4,600
177	National Instruments Corp.	6,252
393	nLight, Inc. (a)	4,822
		15,674

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 2.0%
129	Cactus, Inc., Class A	$6,762
213	Helmerich & Payne, Inc.	10,725
234	Patterson-UTI Energy, Inc.	4,465
214	ProFrac Holding Corp., Class A (a)	3,905
113	Weatherford International PLC (a)	3,824
		29,681

	Equity Real Estate Investment Trusts — 1.0%
107	Ryman Hospitality Properties, Inc. (a)	9,554
81	Terreno Realty Corp.	4,918
		14,472

	Food & Staples Retailing — 1.4%
382	Chefs’ Warehouse (The), Inc. (a)	13,649
123	Grocery Outlet Holding Corp. (a)	4,704
73	Performance Food Group Co. (a)	3,164
		21,517

	Food Products — 1.8%
49	Freshpet, Inc. (a)	3,526
341	Hostess Brands, Inc. (a)	7,246
306	Limoneira Co.	3,651
694	Mission Produce, Inc. (a)	9,279
95	Simply Good Foods (The) Co. (a)	3,796
		27,498

	Health Care Equipment & Supplies — 5.4%
77	AtriCure, Inc. (a)	3,128
114	BioLife Solutions, Inc. (a)	1,564
93	Inari Medical, Inc. (a)	6,119
22	Insulet Corp. (a)	4,697
51	iRhythm Technologies, Inc. (a)	7,183
186	Lantheus Holdings, Inc. (a)	12,745
196	Neogen Corp. (a)	5,186
126	NuVasive, Inc. (a)	7,234
116	Omnicell, Inc. (a)	12,895
46	PROCEPT BioRobotics Corp. (a)	1,800
52	Shockwave Medical, Inc. (a)	8,539
28	STAAR Surgical Co. (a)	1,846
137	Tandem Diabetes Care, Inc. (a)	9,339
		82,275

	Health Care Providers & Services — 2.3%
230	Acadia Healthcare Co., Inc. (a)	16,369
59	AMN Healthcare Services, Inc. (a)	5,717
194	HealthEquity, Inc. (a)	12,141
		34,227

	Health Care Technology — 1.6%
319	Allscripts Healthcare Solutions, Inc. (a)	5,452
222	HealthStream, Inc. (a)	4,522

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology (Continued)
58	Inspire Medical Systems, Inc. (a)	$10,256
159	Schrodinger, Inc. (a)	4,109
		24,339

	Hotels, Restaurants & Leisure — 4.1%
248	Dave & Buster’s Entertainment, Inc. (a)	9,397
303	Everi Holdings, Inc. (a)	5,424
318	Krispy Kreme, Inc.	4,713
141	Papa John’s International, Inc.	12,409
928	Playa Hotels & Resorts N.V. (a)	8,018
134	SeaWorld Entertainment, Inc. (a)	7,260
110	Wingstop, Inc.	8,763
331	Xponential Fitness, Inc., Class A (a)	6,249
		62,233

	Household Durables — 0.4%
111	Skyline Champion Corp. (a)	5,897

	Insurance — 2.8%
74	Kinsale Capital Group, Inc.	16,271
161	Palomar Holdings, Inc. (a)	10,006
67	RLI Corp.	8,115
195	Ryan Specialty Group Holdings, Inc., Class A (a)	7,326
		41,718

	Interactive Media & Services — 0.2%
114	Cargurus, Inc. (a)	2,887

	Internet & Direct Marketing Retail — 0.8%
936	aka Brands Holding Corp. (a)	3,688
220	Farfetch Ltd., Class A (a)	1,973
231	Revolve Group, Inc. (a)	6,787
		12,448

	IT Services — 2.9%
115	DigitalOcean Holdings, Inc. (a)	5,618
45	Endava PLC, ADR (a)	4,540
181	Flywire Corp. (a)	3,495
67	Globant S.A. (a)	12,697
115	Maximus, Inc.	7,462
137	Toast, Inc., Class A (a)	2,225
50	WEX, Inc. (a)	8,514
		44,551

	Leisure Products — 0.3%
211	Callaway Golf Co. (a)	4,581

	Life Sciences Tools & Services — 3.6%
164	Alpha Teknova, Inc. (a)	1,255
118	Azenta, Inc.	9,044
26	Bio-Techne Corp.	9,613
52	ICON PLC (a)	11,637

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
39	Medpace Holdings, Inc. (a)	$5,586
75	Repligen Corp. (a)	12,335
59	Syneos Health, Inc. (a)	4,359
		53,829

	Machinery — 3.8%
115	Chart Industries, Inc. (a)	20,226
203	Evoqua Water Technologies Corp. (a)	7,225
112	Greenbrier (The) Cos., Inc.	4,661
170	Hydrofarm Holdings Group, Inc. (a)	1,171
133	Kornit Digital Ltd. (a)	5,582
48	Lindsay Corp.	6,048
56	RBC Bearings, Inc. (a)	10,438
122	Shyft Group (The), Inc.	2,707
		58,058

	Marine — 1.2%
140	Kirby Corp. (a)	9,454
281	Star Bulk Carriers Corp.	9,195
		18,649

	Media — 0.7%
58	Nexstar Media Group, Inc., Class A	10,163

	Metals & Mining — 2.1%
371	Allegheny Technologies, Inc. (a)	10,202
337	MP Materials Corp. (a)	13,288
1,458	Yamana Gold, Inc.	7,815
		31,305

	Multiline Retail — 0.2%
48	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,255

	Oil, Gas & Consumable Fuels — 6.2%
447	Cameco Corp.	10,938
77	Civitas Resources, Inc.	5,879
289	Golar LNG Ltd. (a)	7,320
914	Magnolia Oil & Gas Corp., Class A	25,236
233	Matador Resources Co.	14,190
1,512	Southwestern Energy Co. (a)	13,789
498	Viper Energy Partners, L.P.	16,713
		94,065

	Personal Products — 1.0%
472	Beauty Health (The) Co. (a)	6,736
314	BellRing Brands, Inc. (a)	8,211
		14,947

	Pharmaceuticals — 2.4%
228	DICE Therapeutics, Inc. (a)	3,135
120	Intra-Cellular Therapies, Inc. (a)	6,888
293	Pacira BioSciences, Inc. (a)	18,532

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
279	Supernus Pharmaceuticals, Inc. (a)	$7,776
		36,331

	Professional Services — 2.3%
38	Exponent, Inc.	3,435
62	FTI Consulting, Inc. (a)	10,416
71	ICF International, Inc.	7,257
261	KBR, Inc.	12,987
77	Sterling Check Corp. (a)	1,431
		35,526

	Road & Rail — 0.2%
176	Hertz Global Holdings, Inc. (a)	3,532

	Semiconductors & Semiconductor Equipment — 4.1%
67	Ambarella, Inc. (a)	5,710
61	Axcelis Technologies, Inc. (a)	3,785
67	Lattice Semiconductor Corp. (a)	3,485
97	Onto Innovation, Inc. (a)	7,797
87	Power Integrations, Inc.	7,341
180	Rambus, Inc. (a)	4,518
164	Semtech Corp. (a)	10,511
73	Silicon Laboratories, Inc. (a)	10,889
90	Silicon Motion Technology Corp., ADR	8,128
		62,164

	Software — 10.6%
17	Aspen Technology, Inc. (a)	3,332
94	Box, Inc., Class A (a)	2,454
127	CyberArk Software Ltd. (a)	17,640
64	Descartes Systems Group (The), Inc. (a)	3,798
105	Docebo, Inc. (a)	3,616
174	Envestnet, Inc. (a)	11,592
140	Five9, Inc. (a)	13,539
187	GTY Technology Holdings, Inc. (a)	1,107
30	Guidewire Software, Inc. (a)	2,398
125	Manhattan Associates, Inc. (a)	15,116
49	Monday.com Ltd. (a)	5,564
47	Paylocity Holding Corp. (a)	8,218
360	Ping Identity Holding Corp. (a)	6,804
248	PROS Holdings, Inc. (a)	6,768
135	Q2 Holdings, Inc. (a)	7,119
71	Qualys, Inc. (a)	9,278
104	Rapid7, Inc. (a)	7,371
113	Sprout Social, Inc., Class A (a)	5,755
119	SPS Commerce, Inc. (a)	12,738
130	Tenable Holdings, Inc. (a)	6,539
8	Tyler Technologies, Inc. (a)	2,847
221	Varonis Systems, Inc. (a)	7,309
		160,902

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 2.2%
57	Boot Barn Holdings, Inc. (a)	$4,600
82	Floor & Decor Holdings, Inc., Class A (a)	6,186
530	Leslie’s, Inc. (a)	10,293
25	Murphy USA, Inc.	6,228
214	Petco Health & Wellness Co., Inc. (a)	3,415
313	Sportsman’s Warehouse Holdings, Inc. (a)	2,961
		33,683

	Trading Companies & Distributors — 2.6%
30	Applied Industrial Technologies, Inc.	3,102
362	Core & Main, Inc., Class A (a)	8,543
30	Herc Holdings, Inc.	3,517
70	SiteOne Landscape Supply, Inc. (a)	9,399
109	Triton International Ltd.	6,951
231	Univar Solutions, Inc. (a)	7,096
		38,608
	Total Common Stocks — 98.4%	1,488,966
	(Cost $1,728,922)

	Money Market Funds — 1.7%
25,002	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.66% (b)	25,002
	(Cost $25,002)

	Total Investments — 100.1%	1,513,968
	(Cost $1,753,924)
	Net Other Assets and Liabilities — (0.1)%	(974)
	Net Assets — 100.0%	$1,512,994

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2022.

ADR	-	American Depositary Receipt

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
May 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2022 is as follows:

	Total Value at 5/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,488,966	$1,488,966	$—	$—
Money Market Funds	25,002	25,002	—	—
Total Investments	$1,513,968	$1,513,968	$—	$—

* See Portfolio of Investments for industry breakout.